As filed with the Securities and Exchange Commission on April 23, 2008

                                      Securities Act Registration No. 333-122109
                                       Investment Act Registration No. 811-07661


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Pre-Effective Amendment No. _                      [ ]
                       Post-Effective Amendment No. 5                      [X]

             REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                              Amendment No. 29                             [X]

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                                  (Registrant)

                            ------------------------

                          AMERITAS LIFE INSURANCE CORP.
                                   (Depositor)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-1122

                            ------------------------

                                 Robert G. Lange
              Vice President, General Counsel & Assistant Secretary
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:
              [ ] 60 days after filing pursuant to paragraph a of Rule 485
              [X] on May 1, 2008 pursuant to paragraph b of Rule 485
              [ ] on _________ pursuant to paragraph a of Rule 485
              [ ] immediately upon filing pursuant to paragraph b of Rule 485 If appropriate, check the following box:
              [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
                Ameritas Advisor Select No-Load Variable Annuity

PROSPECTUS:  May 1, 2008
                                              Ameritas Life Insurance Corp. Logo
                                                                 A UNIFI Company
Ameritas Advisor Select No Load
Variable Annuity (sm)
POLICY FORM 6151
Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA


         This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional. If you agree to perform transfers electronically and accept other electronic and automated processing and delivery of Policy services and disclosure, as they become available, this Policy permits frequent trading subject to certain requirements; otherwise, this Policy includes usual and customary variable annuity restrictions upon frequent trading.

        ------------------------------------------------------------------------------------------------------
        ------------------------------------------------------------------------------------------------------
        CLASSIC PROFUNDS VP           ULTRA PROFUNDS VP               SECTOR PROFUNDS VP
         ------------------------------------------------------------------------------------------------------
        Bull                          UltraBull                       Oil & Gas
         ------------------------------------------------------------------------------------------------------
        Small-Cap                     UltraMid-Cap                    Precious Metals
        ------------------------------------------------------------------------------------------------------
        NASDAQ-100                    UltraSmall-Cap                  Real Estate
        ------------------------------------------------------------------------------------------------------
        Mid-Cap Value                 UltraNASDAQ-100                 NON-EQUITY PROFUNDS VP
        ------------------------------------------------------------------------------------------------------
        Small-Cap Value               INVERSE PROFUNDS VP             U.S. Government Plus
        ------------------------------------------------------------------------------------------------------
        Europe 30                     Bear                            Rising Rates Opportunity
        ------------------------------------------------------------------------------------------------------
        Dow 30                        Short Small-Cap                 ACCESS VP HIGH YIELD FUNDSM
         ------------------------------------------------------------------------------------------------------
                                      Short NASDAQ-100                PROFUND VP MONEY MARKET
                                      ------------------------------------------------------------------------
                                      Short Dow 30
                                      ------------------------------------------------------------------------

         You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal), with allocated indirect interests in these non-publicly traded portfolios of ProFunds - VP Series and Access One Trust - VP Series, both advised by ProFunds Advisors LLC.

         A Statement of Additional Information and other information about us and the Policy, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-122109), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from our Service Center.

           The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

              NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

                   Ameritas Life Insurance Corp. (we, us, our)
      Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549
                       1-800-255-9678. www.advisorva.com.

Contacting Us. To answer your questions or to send additional premium, write or call us at:

                          Ameritas Life Insurance Corp.
                                 P.O. Box 82549
                              Lincoln NE 68501-2549
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request
                               Fax: 1-402-467-7923
                          e-mail: direct@ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

The Correct Form of Written Notice "in good order" is important for us to get the information we require to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we'll send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."


TABLE OF CONTENTS                                      Begin on Page

     DEFINED TERMS...............................................3
     POLICY OVERVIEW.............................................4
     CHARGES.....................................................5
     FINANCIAL INFORMATION.......................................7
         Accumulation Unit Values................................7
         Financial Statements....................................7
     CHARGES EXPLAINED...........................................7
         Mortality and Expense Risk Charge.......................7
         Transfer Fee............................................7
         Tax Charges.............................................7
         Fees Charged by the Portfolios..........................7
         Waiver of Certain Charges...............................8
     INVESTMENT OPTIONS..........................................8
         Separate Account Variable Investment Options............8
         Transfers..............................................10
         Third-Party Services...................................10
         Short-Term Trading.....................................10
     IMPORTANT POLICY PROVISIONS................................11
         Policy Application and Issuance........................11
         Your Policy Value......................................12
         Telephone Transactions.................................13
         Delay of Payments......................................13
         Beneficiary............................................13
         Minor Owner or Beneficiary.............................13
         Policy Changes.........................................14
         Policy Termination.....................................14
     POLICY DISTRIBUTIONS.......................................14
         Withdrawals............................................14
         Death Benefits.........................................15
         Annuity Income Benefits................................17
     FEDERAL INCOME TAX MATTERS.................................19
     MISCELLANEOUS..............................................21
         About Our Company......................................21
         Distribution of the Policies...........................21
         Voting Rights..........................................21
         Legal Proceedings......................................21
     APPENDIX A:  Accumulation Unit Values......................A:1
     APPENDIX B:  Tax-Qualified Plan Disclosures................B:1
         IMSA..................................................Last Page
         Thank You.  If You Have Questions,....................Last Page
         Statement of Additional Information Table of Contents.Last Page

DEFINED TERMS              .........

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuitant is the person on whose life annuity payments involving life contingencies are based and who receives Policy annuity payments.

Annuity Date is the date annuity income payouts are scheduled to begin. This date is identified on the Policy Specifications page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable Policy fee, and any premium tax charge not previously deducted.

Owner, you, your is you -- the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Year/Month/Anniversary are measured from respective anniversary dates of the date of issue of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, Us, Our, Ameritas, ALIC - Ameritas Life Insurance Corp.

Written Notice -- Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

         This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain features described in this prospectus, may not be available in all states.

     If your Policy is issued as part of a qualified plan under the Internal Revenue Code, refer to any plan documents and disclosures for information about how some of the benefits and rights of the Policy may be affected.

POLICY OVERVIEW

         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Policy 6151 Ameritas Advisor Select No Load Variable Annuity is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. Its costs are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You have a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy). You can allocate your premiums among a wide spectrum of investments and transfer money from one underlying investment portfolio to another without tax liability. In the Separate Account variable investment options, you may gain or lose money on your investment. The investment options are described on this prospectus' first page and the INVESTMENT OPTIONS section. The Policy is designed for use by market-timing organizations or other persons or entities that use programmed or frequent transfers among investment options and other lower-cost on-line and automated procedures, except as otherwise stated. More information about short-term trading is in the INVESTMENT OPTIONS - TRANSFERS section.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers. Withdrawals may be subject to income tax and a penalty tax.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select (or the later of the fifth Policy Anniversary or the Policy Anniversary nearest the Annuitant's 85th birthday). During the annuity income period, we will make periodic payments to the Annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the Annuitant's entire life or for some other period. Some or all of each payment will be taxable.

         A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the Annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary.

         POLICY OPERATION & FEATURES

Premiums.
o    Minimum initial premium: $10,000.
o Minimum additional premium: $250, or $50 per month if through a regularly billed program.
o No additional premiums will be accepted after the earlier of the Annuity Date or the Policy Anniversary nearest your 85th birthday without our approval.

Investment Options.
o    You may transfer among investments, subject to limits.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o    There are no withdrawal charges.
o    Each withdrawal must be at least $250.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o    A death benefit is paid upon the death of the Owner.

         TAX-QUALIFIED PLANS

         The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This Prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Tax Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES

         BASE POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy.

         The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
 TRANSACTION FEES
------------------------------------------------------------------------------------- ---------------- ---------------
 SALES LOAD                                                                                None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 WITHDRAWAL CHARGE                                                                         None             None
---------------------------------- -------------------------------------------------- ---------------- ---------------
 PREMIUM TAXES                     Levied by some states and municipalities. Rates       0% - 3.5%       0% - 3.5%
                (upon premium)     and timing of the tax vary and may change.
---------------------------------- -------------------------------------------------- ---------------- ---------------
 TRANSFER FEE (per transfer)       '  first 15 transfers per Policy year                   None             None
                                   '  over 15 transfers in one Policy Year,
                                       we may charge ...                                   $10              None
---------------------------------- -------------------------------------------------- ---------------- ---------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
                                                                                      ---------------- ---------------
                                                                                         Guaranteed
                                                                                          Maximum          Current
                                                                                            Fee              Fee
------------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL POLICY FEE                                                                          None             None
----------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
      Deducted daily from assets allocated to the Separate Account to equal the annual % shown.)
------------------------------------------------------------------------------------- ---------------- ---------------
MORTALITY & EXPENSE RISK CHARGE                                                            0.90%           0.90%
------------------------------------------------------------------------------------- ---------------- ---------------

PORTFOLIO COMPANY OPERATING EXPENSES (as of December 31, 2007)

         The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any contractual waivers or reductions, that you may pay periodically during the time that you own the contract. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

---------------------------------------------------------------------------- -------------------- --------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------ ------------------- ------------------
Before any Waivers and Reductions                                                     1.37% (1)           2.27% (2)
------------------------------------------------------------------------------ ------------------- ------------------
After any Waivers and Reductions (explained in the footnotes to these tables)         1.30% (1)           1.63% (3)
------------------------------------------------------------------------------ ------------------- ------------------
(1)  ProFund VP Money Market.
(2)  Inverse ProFunds VP Short Dow 30.
(3)  See complete chart below for list of portfolios with Total Expenses of 1.63%.
---------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
o     Subaccount's underlying                                     Fund Fees        Total    Waivers      after Waivers
                                  Management   12b-1     Other       and         Portfolio    and        and Reductions,
      Portfolio Name                 Fees      Fees*     Fees     Expenses         Fees    Reductions      if any
----------------------------------------------------------------------------------------------------------------------
CLASSIC PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Bull                                 0.75%    0.25%      0.67%        -          1.67%(1)   0.04%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Small Cap                            0.75%    0.25%      0.59%        -          1.59%(1)     -          1.59%(2)
----------------------------------------------------------------------------------------------------------------------
NASDAQ-100                           0.75%    0.25%      0.69%        -          1.69%(1)   0.06%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                        0.75%    0.25%      0.72%        -          1.72%(1)   0.09%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Small-Cap Value                      0.75%    0.25%      0.76%        -          1.76%(1)   0.13%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Europe 30                            0.75%    0.25%      0.66%        -          1.66%(1)   0.03%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Dow 30                               0.75%    0.25%      0.38%        -          1.38%(1)     -          1.38%(2)
----------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
UltraBull                            0.75%    0.25%      0.68%        -          1.68%(1)   0.05%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------


                                      -5-

----------------------------------------------------------------------------------------------------------------------
                                                                  Acquired                              Total Expenses
o     Subaccount's underlying                                     Fund Fees        Total    Waivers      after Waivers
                                  Management   12b-1     Other       and         Portfolio    and        and Reductions,
      Portfolio Name                 Fees      Fees*     Fees     Expenses         Fees    Reductions      if any
----------------------------------------------------------------------------------------------------------------------
UltraMid-Cap                         0.75%    0.25%      0.69%        -          1.69%(1)   0.06%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap                       0.75%    0.25%      0.73%        -          1.73%(1)   0.10%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                      0.75%    0.25%      0.69%        -          1.69%(1)   0.06%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Bear                                 0.75%    0.25%      0.70%        -          1.70%(1)   0.07%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Short Small-Cap                      0.75%    0.25%      0.66%        -          1.66%(1)   0.03%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                     0.75%    0.25%      0.71%        -          1.71%(1)   0.08%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Short Dow 30                         0.75%    0.25%      1.27%        -          2.27%(1)   0.64%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
SECTOR PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
Oil & Gas                            0.75%    0.25%      0.71%        -          1.71%(1)   0.08%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Precious Metals                      0.75%    0.25%      0.70%        -          1.70%(1)   0.07%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
Real Estate                          0.75%    0.25%      0.73%        -          1.73%(1)   0.10%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
----------------------------------------------------------------------------------------------------------------------
US Government Plus                   0.50%    0.25%      0.68%        -          1.43%(1)   0.10%        1.33%(2)
----------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity             0.75%    0.25%      0.62%        -          1.62%(1) -              1.62%(2)
----------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUND            0.75%    0.25%      0.88%        -          1.88%(1)   0.25%        1.63%(2)
----------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET              0.75%    0.25%      0.37%        -          1.37%(1)   0.07%        1.30%(2)
----------------------------------------------------------------------------------------------------------------------

(1) ProFund Advisors LLC has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent Total Portfolio Fees, as a percentage of average daily net assets, exceed 1.63% (1.33% for ProFund VP U.S. Government Plus and 1.30% for ProFund VP Money Market) through April 30, 2009. After such date, any of the expense limitations may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be repaid to ProFund Advisors LLC within 3 years of the waiver or reimbursement to the extent that recoupment will not cause the Portfolio's expenses to exceed any expense limitation in place at that time. A waiver or reimbursement lowers the expense ratio and increases overall returns to investors.
(2) Reflects fee waivers, reimbursement of expenses, and expense reductions, if any.

* 12b-1 fees are paid to us by the portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares.

         We provide shareholder support and marketing services for some Subaccount portfolio investment advisers in return for annual compensation of between 0.05% and 0.25% of Subaccount assets. This compensation is reflected in the Portfolio expenses shown above.

         EXAMPLES OF EXPENSES

         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy owner transaction expenses, contract charges, separate account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart.

                                -------------------------------------------------------------------------------
                                    The Policy's expenses are the same whether the Policy is surrendered, annuitized, or continues at the end of the time period shown.
 --------------------------------------------------------------------------------------------------------------
 EXAMPLE                               1 Yr                3 Yr                5 Yr               10 Yr
 --------------------------------------------------------------------------------------------------------------
  Maximum Policy Expenses (1)          $320                $977                $1,659             $3,476
 --------------------------------------------------------------------------------------------------------------
  Minimum Policy Expenses (2)          $223                $688                $1,180             $2,534
 --------------------------------------------------------------------------------------------------------------

(1) Maximum Policy Expenses. This example assumes maximum charges of 0.90% for Separate Account annual expenses plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (2.27%).
(2) Minimum Policy Expenses. This example assumes current charges of 0.90% for Separate Account annual expenses plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (1.30%).

FINANCIAL INFORMATION

         ACCUMULATION UNIT VALUES

         We provide Accumulation Unit value history for each of the Separate Account variable investment options in Appendix A.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information; to learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED

         The Policy has no sales load, withdrawal charges, or separate charge for administrative expenses including no Policy fee.

         MORTALITY AND EXPENSE RISK CHARGE

         We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

         If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit.

         TRANSFER FEE

         The first 15 transfers per Policy Year from Subaccounts are free. A transfer fee may be imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount in which the Owner is invested.

         TAX CHARGES

         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other costs resulting from taxes that we determine are properly attributable to the Separate Account.

         FEES CHARGED BY THE PORTFOLIOS

         Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

WAIVER OF CERTAIN CHARGES

         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS

     The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

     You may allocate your premiums among the Separate Account variable investment options. Allocations must be in whole percentages and total 100%. The variable investment options, which invest in underlying portfolios, are listed and described below.

The value of your Policy will go up or down based on the investment performance of the variable investment options you choose. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas. The Separate Account was established as a separate investment account of Ameritas under Nebraska law on October 26, 1995. Under Nebraska law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

     The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as other publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.
     Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.
     You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

           You bear the risk that the variable investment options you select may fail to meet their objectives, that they could
              go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the series funds which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

              This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.


--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name                                               Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                         ProFunds(R)                                           ProFunds Advisors LLC
--------------------------------------------------------------------------------------------------------------------
   Classic ProFunds VP                                       Daily, before fees and expenses, match stated index:
--------------------------------------------------------------------------------------------------------------------
Bull                                                         S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
Small Cap                                                    Russell 2000 Index(R)
--------------------------------------------------------------------------------------------------------------------
NASDAQ-100                                                   NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                S&P MidCap 400/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------------
Small-Cap Value                                              S&P SmallCap 600/Citigroup Value Index
--------------------------------------------------------------------------------------------------------------------
Europe 30                                                    ProFunds Europe 30 Index
--------------------------------------------------------------------------------------------------------------------
Dow 30                                                       Dow Jones Industrial Average
--------------------------------------------------------------------------------------------------------------------
   Ultra ProFunds VP                                         Daily, before fees and expenses, double stated index:
--------------------------------------------------------------------------------------------------------------------
UltraBull                                                    S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
UltraMid-Cap                                                 S&P MidCap 400 Index
--------------------------------------------------------------------------------------------------------------------
UltraSmall-Cap                                               Russell 2000 Index
--------------------------------------------------------------------------------------------------------------------
UltraNASDAQ-100                                              NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
   Inverse ProFunds VP                                       Daily, before fees and expenses, match inverse of
                                                             stated index:
--------------------------------------------------------------------------------------------------------------------
Bear                                                         S&P 500 Index(R)
--------------------------------------------------------------------------------------------------------------------
Short Small-Cap                                              Russell 2000 Index
--------------------------------------------------------------------------------------------------------------------
Short NASDAQ-100                                             NASDAQ-100 Index(R)
--------------------------------------------------------------------------------------------------------------------
Short Dow 30                                                 Dow Jones Industrial Average
--------------------------------------------------------------------------------------------------------------------
   Sector ProFunds VP                                        Daily, before fees and expenses, match stated index:
--------------------------------------------------------------------------------------------------------------------
Oil & Gas                                                    Dow Jones U.S. Oil & Gas Index
--------------------------------------------------------------------------------------------------------------------
Precious Metals                                              Dow Jones Precious Metals Index
--------------------------------------------------------------------------------------------------------------------
Real Estate                                                  Dow Jones U.S. Real Estate Index
--------------------------------------------------------------------------------------------------------------------
   Non-Equity ProFunds VP                                    Daily, before fees and expenses, correspond to 125%
                                                             of bond performance.
--------------------------------------------------------------------------------------------------------------------
US Government Plus                                           Most recently issued 30-year U.S. Treasury Bond
--------------------------------------------------------------------------------------------------------------------
Rising Rates Opportunity                                     Inverse of most recently issued 30-year U.S.
                                                             Treasury Bond
--------------------------------------------------------------------------------------------------------------------
   Access VP High Yield Fund SM                              Daily investment results, before fees and expenses,
                                                             that correspond to total return of high yield market.
--------------------------------------------------------------------------------------------------------------------
   ProFund VP Money Market                                   Money market.
--------------------------------------------------------------------------------------------------------------------

"S&P 500 Index," "S&P MidCap 400 Index," and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill Companies, Incl. and Barra, Inc. and have been licensed for use by ProFunds. "Dow Jones" and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds VPs. "NASDAQ-100(R) Index" is a trademark of The NASDAQ Stock Market, Inc. "Russell 2000(R) Index" is a trademark of the Frank Russell Company. The ProFunds VP portfolios and the Policy are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds VP or purchasing the Policy.

o        Adding, Deleting, or Substituting Variable Investment Options
         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account, we will first notify you and receive any necessary SEC and state approval before making such a change.

         New Separate Account underlying portfolios may be added, or existing funds eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the ProFund VP Money Market Subaccount.

         If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

         TRANSFERS

         Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts to one or more of the other Subaccounts.
          o We must receive notice of the transfer by either Written Notice, an authorized telephone transaction, or by Internet when available. For same day processing, transfer requests by facsimile, telephone, or Internet must be sent to us by 3:20 p.m. Eastern Time for the Access VP High Yield Fund SM and Sector ProFunds VP portfolios, and 3:45 p.m. Eastern Time for all other portfolios. Requests received later are processed on the next trading day. Fax requests must be sent to our trade desk at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount, we will include that amount as part of the transfer.)
          o The first 15 transfers each Policy Year are free. Thereafter, transfers may result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts; it is not subtracted from the amount of the transfer.
          o If the Policy value in any Subaccount falls below $250, we may transfer the remaining balance, without charge, to the ProFund
               VP Money Market Subaccount.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time, subject to Policy restrictions.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

         SHORT-TERM TRADING

         Unlike most variable annuity policies, the Policy can serve as a vehicle for short-term trading and includes investment options designed for use by investors and their investment advisors who use frequent trading. Subaccount underlying portfolios' prospectuses describe each portfolio's position regarding short-term trading. To engage in short-term trading, you must elect (on a form we will provide to you) to perform trades using only an electronic 'on-line' process we make available, and must consent to receive disclosures (trade confirmations, annual statements, updated disclosure information, etc.) electronically. We reserve the right, however, to deliver documents to you on paper at any time. We may charge a fee for producing paper copies of documents at your request and which have been previously delivered to you electronically. (There is no charge for paper notices if you do not elect to do on-line trading or have not otherwise elected to receive electronic disclosure, or if you revoke in writing your on-line trading privileges or receipt of electronic disclosure.) You may also revoke your consent to further delivery of electronic documents at any time by Written Notice to us.

         If you do not elect the requirements for short-term trading outlined above, we reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. Frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of the Subaccount and underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any Subaccount underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer.

IMPORTANT POLICY PROVISIONS

         Many key rights and benefits under the Policy are summarized in this prospectus. Your Policy contains the complete terms of your agreement with Ameritas. You may obtain a copy of the Policy from us. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.


         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the Annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         If your application is in good order upon receipt, we will credit your initial premium (less premium tax, if applicable) to the Policy value in accordance with the Policy's "right to examine" provision within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

o        Application in Good Order

         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o    Your signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your e-mail address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.

o        Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting any payment made by check to your Policy value until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. We must consent to any premium that would result in more than $5 million total premium held with us for the same Annuitant or Owner ($1 million for policies issued prior to June 1, 2006).

Initial Premium
o    The only premium required. All others are optional.
o Must be at least $10,000. We have the right to change these premium requirements, and to accept a smaller initial premium if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or as part of a tax-qualified plan.

Additional Premiums
o Must be at least $250; $50 if payments are established as electronic funds transfer. We have the right to change these premium requirements.
o Will not be accepted, without our approval, on or after the earlier of (i) the Policy Anniversary nearest your 85th birthday or (ii) the Annuity Date.

Allocating Your Premiums
         You may allocate your premiums among the variable investment options. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
     o    Allocations must be in whole percentages, and total 100%.
     o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
     o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Policy's "right to examine" period may be subject to special requirements.

o        "Right to Examine" Period Allocations
         Return of Value States. In states that permit us to refund your Policy value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial premium to your selected variable investment options on the date of issue of the Policy.

         Return of Premium States and IRA plan Policies. In states that require us to refund at least your full premium upon your cancellation of the Policy during the "right to examine" period, we will hold your initial premium in the ProFund VP Money Market Subaccount for 13 days. Then, we will invest your initial premium in the investment options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, at the end of the "right to examine" period, you decide to cancel your Policy, we will refund the greater of the Policy value or premiums paid.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options as well as the deductions for charges under the Policy.

o        Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
     (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

     (b) the daily mortality and expense risk charge; and this result divided by
     (c) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o         Transfers among investment options.
o         Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules:
o Must be received by the times listed in this prospectus' TRANSFERS section "Transfer Rules" on a day the New York Stock Exchange ("NYSE") is open; if later, the transaction will be processed the next day the NYSE is open.
o    Calls will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY

         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. Contrary to common belief, in most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES

         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this Prospectus' first two pages and last page.

         POLICY TERMINATION

         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month.

POLICY DISTRIBUTIONS

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         WITHDRAWALS

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
       -   Income Tax
       -   Penalty Tax

         Withdrawal Rules
          o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid, a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         ALIC and the Separate Account may allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We may offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the Annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax advisor before requesting this plan.

         DEATH BENEFITS

o        Death Benefit Upon Owner's Death
         We will pay the death benefit after we receive Due Proof of Death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we will issue a lump-sum payment to the beneficiary.

A death benefit is payable upon:
       -    Your Policy being in force;
       -    Receipt of Due Proof of Death of the first Owner to die;
       -    Election of an annuity income option; and
       - Proof that the Owner died before any annuity payments begin. "Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary Annuitant as an Owner for purposes of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

         If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as the Owner's death.

         If the Annuitant is not an Owner and the Annuitant dies before the Annuity Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

         If your spouse is the Policy beneficiary, Annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

o        Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary.

         The death benefit equals the larger of:
          - your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes; or
          -    adjusted guaranteed death benefit premiums.

         For policies issued on or after June 1, 2006, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive Due Proof of Death or an annuity payout option is elected less any charge for applicable premium taxes.

         We define adjusted guaranteed death benefit premiums as total premiums paid into the policy less an adjustment for each withdrawal. If you have not taken any withdrawals from the policy, the adjusted guaranteed death benefit premiums is equal to the total premiums paid into the policy. To calculate the adjustment amount for the first withdrawal made under the policy, we determine the percentage by which the withdrawal reduces the policy value. For example, a $10,000 withdrawal from a policy with a $100,000 value is a 10% reduction in policy value. This percentage is calculated by dividing the amount of the withdrawal by the policy value immediately prior to taking that withdrawal. The resulting percentage is multiplied by the total premiums paid into the policy immediately prior to the withdrawal and then subtracted from the total premiums paid into the policy immediately prior to the withdrawal. The resulting amount is the adjusted guaranteed death benefit premiums.

         To arrive at the adjusted guaranteed death benefit premiums for subsequent withdrawals, we determine the percentage by which the policy value is reduced by taking the amount of the withdrawal in relation to the policy value immediately prior to taking the withdrawal. We then multiply the adjusted guaranteed death benefit premiums as determined immediately prior to the withdrawal by this percentage. We subtract that result from the adjusted guaranteed death benefit premiums determined immediately prior to the withdrawal to arrive at the subsequent guaranteed death benefit premiums.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

IRS Required Distribution Upon Death of Owner

         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' Appendix B.

o        Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax advisor for advice. You may contact us for more information.

                                      If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      - - -               - - -                     Policy beneficiary receives the death benefit.
--------------------- ------------------- ------------------------- ------------------------------------------------
any Policy Owner      There is no         the beneficiary is the    surviving spouse may elect to become the
                      surviving joint     Policy Owner's            Policy Owner and continue the Policy, or may
                      Policy Owner who    surviving spouse,         have the Policy end and receive the death
                      is the deceased     unless the spouse is      benefit.
                      Owner's spouse      the surviving joint
                                          Policy Owner

--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         a Policy Owner is   there is no named         the Policy continues with the Policy Owner as
                      living              contingent or joint       the Policy Annuitant unless the Owner names a
                                          Annuitant                 new Annuitant.
--------------------- ------------------- ------------------------- ------------------------------------------------
the Annuitant         the Policy Owner    - - -                     the Annuitant's death is treated as a Policy
                      is a non-person                               Owner's death.
--------------------- ------------------- ------------------------- ------------------------------------------------
an Annuitant          a Policy Owner is   the contingent or joint   contingent Annuitant becomes the Annuitant,
                      living              Annuitant is living       and the Policy continues.
--------------------- ------------------- ------------------------- ------------------------------------------------

                                      If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
--------------------- ------------------- -------------------------------------------------------------------------
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is a living   surviving Policy Owner remains as Owner for purposes of distributing any
                      joint Owner, and    remaining Policy proceeds pursuant to the annuity income option then in
                      the Annuitant is    effect.  If the annuity benefit payee was the deceased Policy Owner, the
                      living              surviving Owner receives the proceeds.  If the payee is other than the deceased Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Owner      There is no         Policy beneficiary becomes the Policy Owner for purposes of distributing
                      surviving joint     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner, and          in effect.  If the annuity benefit payee was the Owner, then the Policy
                      the Annuitant is    beneficiary receives the proceeds.  If the payee is other than the
                      living              Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------
any Policy Annuitant  any Policy Owner    Policy Owner (or other named payee) receives distribution of any
                      is living           remaining Policy proceeds pursuant to the annuity income option then in effect.
--------------------- ------------------- --------------------------------------------------------------------------
the Annuitant         the Annuitant is    Policy beneficiary becomes the Policy Owner for purposes of distributing
                      also the Policy     any remaining Policy proceeds pursuant to the annuity income option then
                      Owner               in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the
                                          Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
--------------------- ------------------- --------------------------------------------------------------------------

         ANNUITY INCOME BENEFITS

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the Annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

Annuity payments:
- require investments to be allocated to our general account, so are not variable.
-   may be taxable and, if premature, subject to a tax penalty.

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 1.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for all annuity income options. Current annuity income option amounts for all options are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts for all annuity income options are based on the interest rate described above. Guaranteed amounts for options 4 and 5 are also based on the A2000 Valuation Mortality Table, projected 20 years. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o        When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. This date may not be any earlier than the fifth Policy Anniversary. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the Annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o        Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o        Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the Annuitant or Beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: Unless you elect an annuity income option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2, or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:

(1) Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

(2) Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

(3) Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

(4) Lifetime Income Annuity. Proceeds are paid as monthly income during the Annuitant's life. Variations provide for guaranteed payments for a period of time.

(5) Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint Annuitants' lives and until the last of them dies.

(6)  Lump Sum. Proceeds are paid in one sum.

FEDERAL INCOME TAX MATTERS

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

o        Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

o        Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
     o    after the taxpayer reaches age 59 1/2;
     o    upon the death of the owner;
     o    if the taxpayer is defined as totally disabled;
     o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
     o    under an immediate annuity; or
     o    under certain other limited circumstances.

     o   Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o        Taxation of Death Proceeds
         A death benefit paid under the Policy is taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an annuitant dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the annuitant dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the owner it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax penalties and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

o        Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the owner. However, this rule does not apply if the entity as owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

o        Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans. The Policy will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax advisor prior to purchasing a Policy issued under a qualified plan.

         The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
     o    Individual Retirement Annuities (IRAs), Code Section 408(b);
     o    Simplified Employee Pension (SEP IRA), Code Section 408(k);
     o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code Section 408(p); and
     o    Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy

o        Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first ("last-in, first-out").

MISCELLANEOUS

         ABOUT OUR COMPANY

         Ameritas Life Insurance Corp. ("Ameritas") issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Nebraska - Nebraska's first insurance company - in business since 1887. We are engaged in the business of issuing individual life insurance, annuities and group dental and vision insurance, retirement plans and 401(k) plans throughout the United States, except the State of New York. We are an indirectly wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         DISTRIBUTION OF THE POLICIES

         Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510, a majority-owned subsidiary of Ameritas is the principal underwriter of the Policies. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is a federally registered broker-dealer and member of the NASD. There is no premium load to cover sales and distribution expenses. All compensation or expense reimbursement received by AIC for serving as principal underwriter of the Policies will be paid by us from our other assets or surplus in our general account, which may include profits derived from mortality and expense risk charges and other charges made under the Policies. Policies can also be purchased from us through salaried employees who are registered representatives of AIC and who will not receive compensation related to the purchase.

         The Policies are also sold by individuals who are registered representatives of AIC or other broker-dealers. In these situations, we may pay AIC at a rate of up to 0.05% of all premium received, and other broker-dealers at a rate of up to 0.50% of premium plus an asset based administrative compensation of 0.10% (annualized) beginning in the second Policy Year.

         VOTING RIGHTS

         As required by law, we will vote the Subaccount shares in the underlying portfolios at regular and special shareholder meetings of the series funds pursuant to instructions received from persons having voting interests in the underlying portfolios. The underlying portfolios may not hold routine annual shareholder meetings. If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy owners can determine the outcome of a voting proposal.

         LEGAL PROCEEDINGS

         As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

APPENDIX A:  Accumulation Unit Values

         The following table shows Accumulation Unit values at the beginning and end of the periods indicated and the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio at the end of the periods indicated. The financial statements for the Subaccounts of the Separate Account can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                                    Number (#) of
  Subaccount (date Subaccount was added to the                                   Value ($) at     Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
------------------------------------------------- --------- ------------------ ------------------ -------------------
CLASSIC PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bull  (4-13-2005)                                   2005                26.72             28.221              19,017
                                                    2006                                  31.789              45,737
                                                    2007                                  32.622              21,372
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap  (4-13-2005)                              2005                33.09             36.779              11,363
                                                    2006                                  41.829               8,293
                                                    2007                                  40.533                 264
------------------------------------------------- --------- ------------------ ------------------ -------------------
NASDAQ-100  (4-13-2005)                             2005                14.78             14.984              40,009
                                                    2006                                  15.662              61,857
                                                    2007                                  18.256              15,006
------------------------------------------------- --------- ------------------ ------------------ -------------------
Mid-Cap Value  (4-13-2005)                          2005                33.88             34.645              14,013
                                                    2006                                  38.559               6,505
                                                    2007                                  38.583                 866
------------------------------------------------- --------- ------------------ ------------------ -------------------
Small-Cap Value  (4-13-2005)                        2005                31.93             32.800              13,386
                                                    2006                                  38.173               2,435
                                                    2007                                  35.098                 886
------------------------------------------------- --------- ------------------ ------------------ -------------------
Europe 30  (4-13-2005)                              2005                27.52             27.896                 207
                                                    2006                                  32.488              30,515
                                                    2007                                  36.890              33,583
------------------------------------------------- --------- ------------------ ------------------ -------------------
Dow 30  (5-1-2006)                                  2006                30.00             34.158              20,527
                                                    2007                                  38.231               7,922
---------------------------------------------------------------------------------------------------------------------
ULTRA PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraBull  (4-13-2005)                              2005                21.27             20.619                  98
                                                    2006                                  25.147               5,976
                                                    2007                                  25.134              71,811
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraMid-Cap  (4-13-2005)                           2005                33.39             37.858                 154
                                                    2006                                  41.512                  44
                                                    2007                                  43.596                 141
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraSmall-Cap  (4-13-2005)                         2005                25.88             30.635                 658
                                                    2006                                  38.256               1,278
                                                    2007                                  32.917               7,657
------------------------------------------------- --------- ------------------ ------------------ -------------------
UltraNASDAQ-100  (4-13-2005)                        2005                 2.46              2.956             110,287
                                                    2006                                  43.695               2,034
                                                    2007                                  55.637              13,543
---------------------------------------------------------------------------------------------------------------------
INVERSE PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Bear  (4-13-2005)                                   2005                29.55             28.103              59,086
                                                    2006                                  25.771               5,920
                                                    2007                                  25.840                 820
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Small-Cap  (4-13-2005)                        2005                18.40             16.620                   0
                                                    2006                                  14.566               5,273
                                                    2007                                  15.185              20,065
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short NASDAQ-100  (4-13-2005)                       2005                20.44             18.481              17,318
                                                    2006                                  18.066               7,955
                                                    2007                                  16.022              10,417
------------------------------------------------- --------- ------------------ ------------------ -------------------
Short Dow 30  (5-1-2006)                            2006                30.00             28.064                 219
                                                    2007                                  27.357                  93
------------------------------------------------- --------- ------------------ ------------------ -------------------

                                      -A:1-


------------------------------------------------- --------- ------------------ ------------------ -------------------
                                                                                                    Number (#) of
  Subaccount (date Subaccount was added to the                                   Value ($) at     Accumulation Units
                    Policy)                                   Value ($) at        End of Year       At End of Year
                                                    Year        Inception        (December 31)      (December 31)
---------------------------------------------------------------------------------------------------------------------

SECTOR PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
Oil & Gas  (4-13-2005)                              2005                41.54             47.888                 646
                                                    2006                                  57.251               7,065
                                                    2007                                  75.162               5,476
------------------------------------------------- --------- ------------------ ------------------ -------------------
Precious Metals  (4-13-2005)                        2005                29.62             41.116                 695
                                                    2006                                  43.749              10,039
                                                    2007                                  53.094              30,790
------------------------------------------------- --------- ------------------ ------------------ -------------------
Real Estate  (4-13-2005)                            2005                46.95             53.379                  31
                                                    2006                                  70.088               5,846
                                                    2007                                  55.835               3,043
---------------------------------------------------------------------------------------------------------------------
NON-EQUITY PROFUNDS VP
------------------------------------------------- --------- ------------------ ------------------ -------------------
U.S. Government Plus  (4-13-2005)                   2005                31.64             32.744               8,112
                                                    2006                                  30.977               4,786
                                                    2007                                  33.803              28,719
------------------------------------------------- --------- ------------------ ------------------ -------------------
Rising Rates Opportunity  (4-13-2005)               2005                19.99             19.097             113,830
                                                    2006                                  20.848               8,742
                                                    2007                                  18.479                 965
---------------------------------------------------------------------------------------------------------------------
ACCESS VP HIGH YIELD FUNDSM
------------------------------------------------- --------- ------------------ ------------------ -------------------
Access VP High Yield FundSM  (5-02-2005)            2005                30.00             30.940                   0
                                                    2006                                  31.743               1,284
                                                    2007                                  28.916                 851
---------------------------------------------------------------------------------------------------------------------
PROFUND VP MONEY MARKET
------------------------------------------------- --------- ------------------ ------------------ -------------------
Profound VP Money Market  (4-13-2005)               2005                 1.00              1.007           4,935,612
                                                    2006                                   1.036          15,408,022
                                                    2007                                   1.065          10,708,522
------------------------------------------------- --------- ------------------ ------------------ -------------------

                                      -A:2-

APPENDIX B:  Tax-Qualified Plan Disclosures

-------------------------------------------- -----------------------------------
DISCLOSURE SUMMARY                           For annuity policies issued as a:
                                                 |   Traditional IRA
AMERITAS LIFE INSURANCE CORP.                    |   SEP IRA
                                                 |   SIMPLE IRA
                                                 |   Roth IRA
-------------------------------------------- -----------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at: Ameritas Life Insurance Corp., P.O. BOX 82549, Lincoln NE 68501-2549, Telephone
1-800-255-9678.

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity policy is used for a traditional IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity policy is used for a Simplified Employee Pension (SEP)-IRA, or Savings Incentive Match Plan for Employees (SIMPLE)-IRA. A separate policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA

Eligibility
You are eligible to establish a traditional IRA if you are younger than age 70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

Annual Contribution Limits
You may make annual contributions to a traditional IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a traditional IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return

                                     -B:1-
must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

     Married Filing Jointly     Single/Head of Household
-----------------------------   ------------------------
Year          AGI                     AGI
----
2005     $70,000 - $  80,000     $50,000 - $60,000
2006     $75,000 - $  85,000     $50,000 - $60,000
2007     $80,000 - $ 100,000     $50,000 - $60,000
2008+    $85,000 - $105,000      $53,000 - $63,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $159,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $159,000 and $169,000.

Even if you will not be able to deduct the full amount of your traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

     You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made.

     If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your traditional IRA During Your Life
You may take distributions from your traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (8) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions (RMD) no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Distribution Date). There is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. We can provide the RMD amount for you, if you request us to make the calculation. Your own tax or financial advisor may calculate the amount of your minimum distribution each year to make sure this requirement is met, coordinating it with other IRA's you may own. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your traditional IRA After Your Death
If you die before all the funds in your traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as

                                     -B:2-
follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after the Required Beginning Date, your designated beneficiary must select to have the remaining amount of your traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your traditional IRA as his or her own traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your traditional IRA are taxable as ordinary income, except that you recover your nondeductible traditional IRA contributions tax-free. If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, SEP plan or SIMPLE plan into a traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA: 1. Participant Rollovers are accomplished by contributing part or all of the eligible Rollover distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding. Traditional IRA to traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer traditional IRA assets to another traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer. 2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
b. required minimum distributions made during or after the year you reach age 70 1/2;
c.   any hardship distributions made under the terms of the plan; and
d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

SEP IRA

A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs follow the same rules as traditional IRAs.

SIMPLE IRA

SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs follow the same rules as traditional IRAs.

ROTH IRA

Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

                                     -B:3-

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each of you may make the maximum contribution to your Roth IRA respectfully, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $101,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $159,000. Your ability to contribute to your Roth IRA is phased out at $169,000. Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following qualified distribution requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing traditional IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. You will have excess contributions if the amount you convert to a Roth IRA plus your contributions to all of your IRAs exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before your tax return due date or recharacterize the contribution, if permitted. Consult your financial adviser to determine other considerations when converting a traditional IRA to a Roth IRA.

                                     -B:4-

Rollovers from a qualified retirement plan, 403(b) plan, or governmental 457 plan to a Roth IRA were not allowed prior to January 1, 2008. After that date, distributions from such eligible retirement plans may be rolled over into a Roth IRA, subject to the same rules that apply to rollovers from a traditional IRA to a Roth IRA. Such a rollover would be included as taxable income.

Recharacterization
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have converted from a traditional IRA to a Roth IRA and learn later you were not eligible to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions in a traditional IRA or to "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

Nontransferability

You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity policy. The variable annuity policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to this prospectus.

STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the traditional IRA or Roth IRA.


                                     -B:5-

       IMSA

       We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.

                                    THANK YOU
for reviewing this Prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,

 for marketing assistance or other product questions prior to issue, call us at:
                          Ameritas Life Insurance Corp.
                            Telephone: 1-800-255-9678

                   for all other matters, write or call us at:
                          Ameritas Life Insurance Corp.
                                 P.O. BOX 82549
                              Lincoln NE 68501-2549
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-255-9678
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                          e-mail: direct@ameritas.com



                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found on the on-line services section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

       A Statement of Additional Information and other information about us and the Policy with the same date as this prospectus is on file with the SEC and is incorporated into this prospectus by reference.

       For a free copy, access it on the SEC's Web Site (www.sec.gov, select "Search for Company Filings," then "Companies," then type in file number 333-122109), or write or call us. Here is the Table of Contents for the Statement of Additional Information:

                                             Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriters
Calculation of Performance
  Standardized Performance Reporting
  Non-Standardized Performance Reporting

------------------------------------------ -----------

Yields                                         3

------------------------------------------ -----------

Other Information                              4
Service Marks and Copyright
Financial Statements

------------------------------------------ -----------


Form 6151 NLVA       Last Page         SEC Registration # 811- 07661, 333-122109

Statement of Additional Information:  May 1, 2008
to accompany Policy Prospectus dated:  May 1, 2008
                                              Ameritas Life Insurance Corp. Logo
Ameritas Advisor Select
No Load Variable Annuity (sm)
Policy Form 6151

Flexible Premium Deferred Variable Annuity Policy
                             Ameritas Life Insurance Corp. Separate Account LLVA



         TABLE OF CONTENTS                        Page

General Information and History....................1
Services

Purchase of Securities Being Offered...............2
Underwriters
Calculation of Performance
    Standardized Performance Reporting
    Non-Standardized Performance Reporting

    Yields.........................................3

Other Information..................................4
Service Marks and Copyright
Financial Statements

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 81889, Lincoln, Nebraska 68501, by e-mailing us through our Web Site at www.advisorva.com, or by calling us at 1-800-255-9678. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Life Insurance Corp. Separate Account LLVA is a separate investment account of Ameritas Life Insurance Corp. ("we, us, our, Ameritas"). We are a stock life insurance company organized under the insurance laws of the State of Nebraska in 1887. We are an indirect wholly owned subsidiary of UNIFI Mutual Holding Company. We issue life and health insurance and annuities throughout the United States (except New York).

                                    SERVICES

The statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement discussed in Note 20) and the statements of net assets of each of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.

All matters of state and federal law pertaining to the Policies have been reviewed by our internal legal staff.


Policy 6151 NLVA                SAI: 1       Statement of Additional Information

                      PURCHASE OF SECURITIES BEING OFFERED

The Policy will be sold by licensed insurance agents in states where the Policies may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority.

                                  UNDERWRITERS

The Policy is offered continuously and is distributed by Ameritas Investment Corp ("AIC"), 5900 "0" Street, Lincoln, Nebraska 68510. We are the direct majority owner of AIC. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies.

                                                                       -------------- --------------- ---------------
                                                                YEAR:      2005            2006            2007
---------------------------------------------------------------------- -------------- --------------- ---------------
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable annuity commission we paid to AIC that were paid to other        $36,808        $1,192,963       $62,507
broker-dealers and representatives (not kept by AIC).
---------------------------------------------------------------------- -------------- --------------- ---------------
Variable annuity commission earned and kept by AIC.                        None            None            None
---------------------------------------------------------------------- -------------- --------------- ---------------
Fees we paid to AIC for variable annuity Principal Underwriter             $608          $19,602            $0
services.
---------------------------------------------------------------------- -------------- --------------- ---------------

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet Web Site will be current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the current mortality and expense fee and the current annual Policy Fee. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered; (2) the Subaccounts have existed for periods other than those required to be presented; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For

                                     SAI:2
these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                       Cd

Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $75,000.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of a money market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven-day calendar period. A money market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). A money market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

A money market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy owner's investment in a money market Subaccount nor that Subaccount's investment in the underlying money market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.


                                     SAI:3

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. Statements in the prospectus and this Statement are intended to be summaries. For a complete statement of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web Site at www.sec.gov, select "Filings" and type in "Ameritas Life" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-202-942-8090 for details and public hours.)

                           SERVICE MARKS AND COPYRIGHT

"Ameritas" and the bison symbol are registered service marks of Ameritas Life Insurance Corp. The Policy and Policy prospectus are copyrighted by Ameritas Life Insurance Corp.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI:4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA

                  FINANCIAL STATEMENTS AS OF DECEMBER 31, 2007
             AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
           AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Life Insurance Corp. Separate Account LLVA as of December 31, 2007, and the results of their operations for the period then ended and changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 6, 2008

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS
INVESTMENTS AT FAIR VALUE:
     Calvert Variable Series, Inc. Calvert Social Portfolios (Calvert):
        CVS Social Balanced Portfolio (Balanced) -
            589,465.193 shares at $1.918 per share (cost $1,141,021)                               $     1,130,594
        CVS Social International Equity Portfolio (International Equity) -
            78,964.729 shares at $18.88 per share (cost $1,714,407)                                      1,490,854
        CVS Social Mid Cap Growth Portfolio (Mid Cap) -
            32,094.980 shares at $30.54 per share (cost $909,069)                                          980,181
        CVS Social Equity Portfolio (Social Equity) -
            45,157.594 shares at $20.38 per share (cost $847,993)                                          920,312
     Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas):
        Ameritas Income & Growth Portfolio (Income and Growth) -
            13,384.235 shares at $13.80 per share (cost $175,129)                                          184,702
        Ameritas Index 500 Portfolio (Index 500) -
            1,816.914 shares at $158.07 per share (cost $292,546)                                          287,200
        Ameritas MidCap Growth Portfolio (MidCap) -
            25,221.523 shares at $38.97 per share (cost $1,075,171)                                        982,883
        Ameritas Small Capitalization Portfolio (Small Cap) -
            6,217.311 shares at $37.43 per share (cost $230,537)                                           232,714
     DWS Investments VIT Funds (Scudder):
        DWS Small Cap Index VIP Portfolio - Class A (Small Cap) -
            70,372.214 shares at $14.71 per share (cost $1,032,615)                                      1,035,175
     Fidelity Variable Insurance Products (Fidelity):
        VIP Overseas Portfolio: Initial Class (Overseas IC) -
            227,634.729 shares at $25.32 per share (cost $5,101,574)                                     5,763,711
        VIP Investment Grade Bond Portfolio: Initial Class (Inv. Grade Bond IC) -
            522,849.047 shares at $12.76 per share (cost $6,504,293)                                     6,671,554
        VIP Equity Income Portfolio: Initial Class (Equity Income IC) -
            138,086.190 shares at $23.91 per share (cost $3,556,680)                                     3,301,641
        VIP Growth Portfolio: Initial Class (Growth IC) -
            107,786.204 shares at $45.12 per share (cost $3,939,751)                                     4,863,314
        VIP High Income Portfolio: Initial Class (High Income IC) -
            206,830.579 shares at $5.98 per share (cost $1,325,542)                                      1,236,847
        VIP High Income Portfolio: Service Class (High Income SC) -
            367,077.249 shares at $5.95 per share (cost $2,339,109)                                      2,184,110


The accompanying notes are an integral part of these financial statements.

                                      FS-2

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Fidelity Variable Insurance Products (Fidelity), continued:
        VIP Contrafund Portfolio: Initial Class (Contrafund IC) -
            726,674.984 shares at $27.90 per share (cost $22,454,898)                              $    20,274,232
        VIP Contrafund Portfolio: Service Class (Contrafund SC) -
            319,247.483 shares at $27.80 per share (cost $9,861,233)                                     8,875,080
        VIP Mid Cap Portfolio: Initial Class (Mid Cap IC) -
            234,210.277 shares at $36.16 per share (cost $7,742,422)                                     8,469,044
        VIP Mid Cap Portfolio: Service Class (Mid Cap SC) -
            45,839.639 shares at $35.98 per share (cost $1,521,664)                                      1,649,310
     AIM Variable Insurance Funds (AIM):
        AIM V.I. Financial Services Portfolio - Series I (Financial) -
            3,181.334 shares at $12.26 per share (cost $49,584)                                             39,003
        AIM V.I. Global Health Care Portfolio - Series I (Health) -
            3,234.481 shares at $24.06 per share (cost $73,068)                                             77,822
        AIM V.I. Technology Portfolio - Series I (Technology) -
            7,376.009 shares at $15.10 per share (cost $111,175)                                           111,378
     Janus Aspen Series - Institutional Funds (Janus):
        Growth Portfolio (Growth) -
            4,269.630 shares at $26.42 per share (cost $82,416)                                            112,804
     Neuberger Berman Advisers Management Trust (Neuberger Berman):
        AMT Balanced Portfolio - Class I (Balanced) -
            42,894.778 shares at $13.08 per share (cost $431,291)                                          561,064
        AMT Growth Portfolio - Class I (Growth) -
            19,669.967 shares at $19.30 per share (cost $339,796)                                          379,630
        AMT Lehman Brothers Short Duration Bond Portfolio - Class I (Limited Maturity Bond) -
            18,154.103 shares at $13.00 per share (cost $236,592)                                          236,003
        AMT Partners Portfolio - Class I (Partners) -
            34,035.421 shares at $20.77 per share (cost $687,793)                                          706,916
     Rydex Variable Trust (Rydex):
        Nova Portfolio (Nova) -
            93,451.818 shares at $10.06 per share (cost $965,597)                                          940,125
        OTC Portfolio (OTC) -
            76,855.333 shares at $18.12 per share (cost $1,342,758)                                      1,392,619
        Precious Metals Portfolio (Precious Metals) -
            331,771.696 shares at $15.04 per share (cost $4,760,642)                                     4,989,846
        Inverse S&P 500 Strategy Portfolio (Inv. S&P 500) -
            20,778.636 shares at $42.21 per share (cost $880,782)                                          877,066
        Government Long Bond 1.2x Strategy Portfolio (Gov. Long Bond) -
            138,085.894 shares at $12.24 per share (cost $1,600,584)                                     1,690,171

The accompanying notes are an integral part of these financial statements.


                                      FS-3

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Rydex Variable Trust (Rydex), continued:
        Inverse OTC Strategy Portfolio (Inverse OTC) -
            5,656.629 shares at $16.99 per share (cost $100,555)                                   $        96,106
        Inverse Government Long Bond Strategy Portfolio (Inv. Long Bond) -
            7,599.845 shares at $19.58 per share (cost $166,276)                                           148,805
        Russell 2000 1.5x Strategy Portfolio (Russell) -
            23,859.488 shares at $34.20 per share (cost $907,921)                                          815,994
        Sector Rotation Portfolio (Sector Rotation) -
            127,799.743 shares at $15.33 per share (cost $1,854,746)                                     1,959,170
     Third Avenue Variable Series Trust (Third Avenue):
        Third Avenue Value Portfolio (Value) -
            572,033.858 shares at $25.92 per share (cost $16,605,955)                                   14,827,118
     Vanguard Variable Insurance Fund (Vanguard):
        VIF Money Market Portfolio (Money Market) -
            54,415,617.340 shares at $1.00 per share (cost $54,415,617)                                 54,415,617
        VIF Equity Index Portfolio (Equity Index) -
            901,340.943 shares at $29.54 per share (cost $25,119,579)                                   26,625,611
        VIF Total Bond Market Index Portfolio (Total Bond) -
            2,106,586.035 shares at $11.54 per share (cost $23,198,833)                                 24,310,003
        VIF REIT Index Portfolio (REIT Index) -
            655,608.795 shares at $18.92 per share (cost $14,283,859)                                   12,404,118
        VIF Mid-Cap Index Portfolio (Mid-Cap) -
            973,421.711 shares at $18.58 per share (cost $17,634,322)                                   18,086,175
        VIF Total Stock Market Index Portfolio (Stock Market Index) -
            346,877.090 shares at $31.09 per share (cost $9,989,801)                                    10,784,409
        VIF Equity Income Portfolio (Equity Income) -
            640,907.559 shares at $19.79 per share (cost $12,381,861)                                   12,683,561
        VIF Growth Portfolio (Growth) -
            656,893.425 shares at $14.39 per share (cost $8,322,382)                                     9,452,696
        VIF High Yield Bond Portfolio (High Yield Bond) -
            742,980.076 shares at $8.21 per share (cost $6,191,352)                                      6,099,866
        VIF Balanced Portfolio (Balanced) -
            518,126.351 shares at $20.76 per share (cost $9,916,379)                                    10,756,303
        VIF International Portfolio (International) -
            1,760,186.638 shares at $23.84 per share (cost $33,739,112)                                 41,962,849
        VIF Diversified Value Portfolio (Diversified) -
            1,210,569.160 shares at $16.33 per share (cost $18,518,976)                                 19,768,594
        VIF Small Company Growth Portfolio (Small Company Growth) -
            634,797.066 shares at $18.15 per share (cost $11,565,808)                                   11,521,567

The accompanying notes are an integral part of these financial statements.

                                      FS-4

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Wells Fargo Variable Trust (Wells Fargo):
        Advantage VT Discovery Portfolio (Discovery) -
            18,680.981 shares at $20.11 per share (cost $293,828)                                  $       375,675
        Advantage VT Opportunity Portfolio (Opportunity) -
            31,784.040 shares at $22.03 per share (cost $653,248)                                          700,202
     Classic ProFunds VP (ProFunds):
        Bull Portfolio (Bull) -
            22,563.114 shares at $30.90 per share (cost $699,776)                                          697,200
        Europe 30 Portfolio (Europe) -
            34,868.862 shares at $35.53 per share (cost $1,250,553)                                      1,238,891
        Mid-Cap Value Portfolio (Mid-Cap) -
            1,060.614 shares at $31.51 per share (cost $36,725)                                             33,420
        VP NASDAQ-100 Portfolio (OTC) -
            14,713.255 shares at $18.62 per share (cost $278,811)                                          273,961
        Small-Cap Portfolio (Small-Cap) -
            349.090 shares at $30.71 per share (cost $10,782)                                               10,721
        Small-Cap Value Portfolio (Small-Cap Value) -
            1,078.949 shares at $28.81 per share (cost $34,490)                                             31,085
        Dow 30 Portfolio (Classic Dow) -
            7,845.997 shares at $38.60 per share (cost $313,498)                                           302,855
     Inverse ProFunds VP (ProFunds):
        Bear Portfolio (Bear) -
            850.368 shares at $24.92 per share (cost $20,858)                                               21,191
        VP Short NASDAQ-100 Portfolio (Short OTC) -
            11,770.347 shares at $14.18 per share (cost $165,034)                                          166,904
        Short Small-Cap Portfolio (Short Small-Cap) -
            20,516.708 shares at $14.85 per share (cost $299,927)                                          304,673
        Short Dow 30 Portfolio (Short Dow) -
            95.047 shares at $26.69 per share (cost $2,459)                                                  2,537
     Ultra ProFunds VP (ProFunds):
        Ultra Mid-Cap Portfolio (UltraMid) -
            178.518 shares at $34.47 per share (cost $6,286)                                                 6,154
        Ultra NASDAQ-100 Portfolio (UltraOTC) -
            27,979.893 shares at $26.93 per share (cost $764,205)                                          753,499
        Ultra Small-Cap Portfolio (UltraSmall) -
            10,849.873 shares at $23.23 per share (cost $256,500)                                          252,043
        Ultra Bull Portfolio (UltraBull) -
            85,783.037 shares at $21.04 per share (cost $1,828,429)                                      1,804,875


The accompanying notes are an integral part of these financial statements.


                                      FS-5

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

     Bond Benchmarked ProFunds VP (ProFunds):
        U.S. Government Plus Portfolio (U.S. Gov. Plus) -
            30,242.660 shares at $32.10 per share (cost $934,496)                                  $       970,789
        Rising Rates Opportunity Portfolio (Opportunity) -
            962.994 shares at $18.52 per share (cost $18,330)                                               17,835
     Sector ProFunds VP (ProFunds):
        Oil & Gas Portfolio (Oil & Gas) -
            6,171.555 shares at $66.69 per share (cost $382,939)                                           411,581
        Precious Metals Portfolio (Precious Metals) -
            31,546.521 shares at $51.82 per share (cost $1,574,083)                                      1,634,741
        Real Estate Portfolio (Real Estate) -
            3,436.942 shares at $49.44 per share (cost $185,050)                                           169,922
     Access VP (ProFunds):
        High Yield Fund Portfolio (High Yield) -
            850.569 shares at $28.94 per share (cost $24,507)                                               24,615
     Money Market ProFunds VP (ProFunds):
        Money Market Portfolio (Money Market) -
            11,403,573.530 shares at $1.00 per share (cost $11,403,574)                                 11,403,574
     PIMCO Variable Insurance Trust (Pimco):
        CommodityRealReturn Strategy Portfolio (Commodity) -
            668,014.010 shares at $13.35 per share (cost $7,915,381)                                     8,917,987

                                                                                                  ------------------

     NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                                $   389,893,397


The accompanying notes are an integral part of these financial statements.

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Calvert
                                                                            ----------------------------------------

                                                                                Balanced
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        27,774
   Mortality and expense risk charge                                                  (6,360)
                                                                            ------------------
Net investment income(loss)                                                           21,414
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    63,559
   Net realized gain(loss) on sale of fund shares                                     22,837
                                                                            ------------------
Net realized gain(loss)                                                               86,396
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (80,311)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        27,499
                                                                            ==================


                                                                                           Balanced
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        21,414       $        20,725
   Net realized gain(loss)                                                            86,396                30,060
   Net change in unrealized appreciation/depreciation                                (80,311)               23,813
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    27,499                74,598
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                44,747               201,224
   Subaccounts transfers (including fixed account), net                              116,254               485,607
   Transfers for policyowner benefits and terminations                              (148,603)             (120,488)
   Policyowner maintenance charges                                                      (391)                 (170)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  12,007               566,173
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                39,506               640,771
Net assets at beginning of period                                                  1,091,088               450,317
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,130,594       $     1,091,088
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        Calvert
--------------------------------------------------------------------------------------------------------------------
  International
      Equity                                 Mid Cap                             Social Equity
-------------------                    -------------------                    -------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $        16,884                        $          ----                        $          ----
          (8,838)                                (4,148)                                (4,374)
-------------------                    -------------------                    ------------------
           8,046                                 (4,148)                                (4,374)
-------------------                    -------------------                    ------------------


         218,566                                 19,803                                 45,262
         117,457                                  7,374                                 11,438
-------------------                    -------------------                    ------------------
         336,023                                 27,177                                 56,700
-------------------                    -------------------                    ------------------

        (339,402)                                30,895                                 18,371
-------------------                    -------------------                    ------------------


 $         4,667                        $        53,924                        $        70,697
===================                    ===================                    ==================

        International Equity                          Mid Cap                             Social Equity
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         8,046     $         2,497    $        (4,148)   $        (1,961)    $        (4,374)   $        (1,810)
         336,023             132,494             27,177              3,165              56,700                561
        (339,402)             68,391             30,895             21,216              18,371             52,641
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           4,667             203,382             53,924             22,420              70,697             51,392
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


         119,414             417,392             63,950            162,253              65,587            245,231
          31,069             196,392            369,261            121,701             145,050            264,455
         (86,102)            (59,277)           (47,311)            (2,094)            (14,730)            (4,975)
            (463)               (154)              (167)               (48)               (103)                (8)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          63,918             554,353            385,733            281,812             195,804            504,703
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          68,585             757,735            439,657            304,232             266,501            556,095
       1,422,269             664,534            540,524            236,292             653,811             97,716
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $     1,490,854     $     1,422,269    $       980,181    $       540,524     $       920,312    $       653,811
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Ameritas
                                                                            ----------------------------------------
                                                                               Income and
                                                                                 Growth
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         2,962
   Mortality and expense risk charge                                                  (1,056)
                                                                            ------------------
Net investment income(loss)                                                            1,906
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     9,106
   Net realized gain(loss) on sale of fund shares                                      1,663
                                                                            ------------------
Net realized gain(loss)                                                               10,769
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (8,977)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         3,698
                                                                            ==================


                                                                                       Income and Growth
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         1,906       $           431
   Net realized gain(loss)                                                            10,769                 7,303
   Net change in unrealized appreciation/depreciation                                 (8,977)               17,144
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     3,698                24,878
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   600                11,498
   Subaccounts transfers (including fixed account), net                                6,259                 8,915
   Transfers for policyowner benefits and terminations                                (6,718)               (7,752)
   Policyowner maintenance charges                                                       (78)                  (72)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                      63                12,589
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                 3,761                37,467
Net assets at beginning of period                                                    180,941               143,474
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       184,702       $       180,941
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         Ameritas
--------------------------------------------------------------------------------------------------------------------

    Index 500                                 MidCap                               Small Cap
-------------------                    -------------------                    -------------------

       2007                                   2007                                  2007
-------------------                    -------------------                    ------------------

 $         4,984                        $          ----                        $          ----
          (2,051)                                (2,854)                                (1,107)
-------------------                    -------------------                    ------------------
           2,933                                 (2,854)                                (1,107)
-------------------                    -------------------                    ------------------


            ----                                193,272                                   ----
          41,244                                 18,212                                 13,333
-------------------                    -------------------                    ------------------
          41,244                                211,484                                 13,333
-------------------                    -------------------                    ------------------

         (43,865)                               (80,869)                                (4,164)
-------------------                    -------------------                    ------------------


 $           312                        $       127,761                        $         8,062
===================                    ===================                    ==================

              Index 500                               MidCap                                Small Cap
-------------------------------------- -------------------------------------- --------------------------------------

       2007               2006                2007               2006               2007                2006
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

 $         2,933     $         5,413    $        (2,854)   $        (1,358)    $        (1,107)   $          (534)
          41,244              33,584            211,484             21,075              13,333              3,640
         (43,865)             32,867            (80,869)           (15,743)             (4,164)             3,491
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

             312              71,864            127,761              3,974               8,062              6,597
------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           2,873               2,471              3,436              3,968                ----               ----
        (258,451)            (86,948)           731,121           (157,710)            146,067             70,130
            (483)            (10,508)           (63,512)            (4,085)            (37,787)              ----
            (149)               (178)              (184)              (104)                (50)               (20)
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        (256,210)            (95,163)           670,861           (157,931)            108,230             70,110
------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        (255,898)            (23,299)           798,622           (153,957)            116,292             76,707
         543,098             566,397            184,261            338,218             116,422             39,715
------------------- ------------------ ------------------ ------------------- ------------------ -------------------
 $       287,200     $       543,098    $       982,883    $       184,261     $       232,714    $       116,422
=================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                            Scudder
                                                                            ----------------------------------------

                                                                               Small Cap
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                             ------------------
Investment income:
   Dividend distributions received                                           $         9,917
   Mortality and expense risk charge                                                  (6,550)
                                                                            ------------------
Net investment income(loss)                                                            3,367
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                    72,679
   Net realized gain(loss) on sale of fund shares                                     43,386
                                                                            ------------------
Net realized gain(loss)                                                              116,065
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (162,265)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (42,833)
                                                                            ==================


                                                                                           Small Cap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         3,367       $         2,387
   Net realized gain(loss)                                                           116,065               103,507
   Net change in unrealized appreciation/depreciation                               (162,265)               75,275
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (42,833)              181,169
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,727                10,197
   Subaccounts transfers (including fixed account), net                             (147,026)             (199,706)
   Transfers for policyowner benefits and terminations                               (55,590)              (90,345)
   Policyowner maintenance charges                                                      (230)                 (285)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (201,119)             (280,139)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (243,952)              (98,970)
Net assets at beginning of period                                                  1,279,127             1,378,097
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,035,175       $     1,279,127
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        Fidelity
 -------------------------------------------------------------------------------------------------------------------
                                            Inv. Grade                           Equity Income
    Overseas IC                               Bond IC                                 IC
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $       171,136                       $       212,727                        $        62,558
          (27,831)                              (32,324)                               (19,843)
 ------------------                    -------------------                    -------------------
          143,305                               180,403                                 42,715
 ------------------                    -------------------                    -------------------


          302,674                                  ----                                275,893
          115,977                                 3,351                                 67,948
 ------------------                    -------------------                    -------------------
          418,651                                 3,351                                343,841
 ------------------                    -------------------                    -------------------

          165,382                                40,299                               (365,464)
 ------------------                    -------------------                    -------------------


  $       727,338                       $       224,053                        $        21,092
 ==================                    ===================                    ===================

              Overseas IC                       Inv. Grade Bond IC                      Equity Income IC
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       143,305     $        (9,123)   $       180,403    $         56,149    $        42,715    $        43,877
          418,651               1,459              3,351             (20,465)           343,841            224,254
          165,382             496,647             40,299             138,419           (365,464)           109,917
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          727,338             488,983            224,053             174,103             21,092            378,048
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          418,506           2,146,515            507,860           2,331,624            359,832          1,936,388
          563,258           1,615,543          1,316,409             893,458           (180,033)         1,296,516
         (200,427)            (40,051)          (265,198)            (77,930)          (375,995)          (161,156)
           (1,133)                 (9)              (717)               (342)              (594)                (8)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          780,204           3,721,998          1,558,354           3,146,810           (196,790)         3,071,740
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,507,542           4,210,981          1,782,407           3,320,913           (175,698)         3,449,788
        4,256,169              45,188          4,889,147           1,568,234          3,477,339             27,551
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     5,763,711     $     4,256,169    $     6,671,554    $      4,889,147    $     3,301,641    $     3,477,339
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------

                                                                               Growth IC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        30,405
   Mortality and expense risk charge                                                 (20,267)
                                                                            ------------------
Net investment income(loss)                                                           10,138
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     3,975
   Net realized gain(loss) on sale of fund shares                                     85,931
                                                                            ------------------
Net realized gain(loss)                                                               89,906
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       706,243
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       806,287
                                                                            ==================


                                                                                           Growth IC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        10,138       $        (6,917)
   Net realized gain(loss)                                                            89,906                 9,444
   Net change in unrealized appreciation/depreciation                                706,243               217,196
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   806,287               219,723
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               341,266             1,835,214
   Subaccounts transfers (including fixed account), net                              875,186             1,106,591
   Transfers for policyowner benefits and terminations                              (245,646)              (86,999)
   Policyowner maintenance charges                                                      (995)                   (5)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 969,811             2,854,801
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,776,098             3,074,524
Net assets at beginning of period                                                  3,087,216                12,692
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     4,863,314       $     3,087,216
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         Fidelity
 -------------------------------------------------------------------------------------------------------------------
    High Income                             High Income                            Contrafund
        IC                                      SC                                    IC
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $       102,584                       $       180,694                        $       181,441
           (6,794)                              (12,310)                               (99,870)
 ------------------                    -------------------                    -------------------
           95,790                               168,384                                 81,571
 ------------------                    -------------------                    -------------------


             ----                                  ----                              4,832,349
           10,381                               116,458                                201,665
 ------------------                    -------------------                    -------------------
           10,381                               116,458                              5,034,014
 ------------------                    -------------------                    -------------------

          (76,259)                             (105,308)                            (2,270,786)
 ------------------                    -------------------                    -------------------


  $        29,912                       $       179,534                        $     2,844,799
 ==================                    ===================                    ===================

            High Income IC                        High Income SC                          Contrafund IC
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        95,790     $        70,155    $       168,384    $       269,196     $       81,571     $       83,332
           10,381               5,391            116,458           (290,441)         5,034,014          1,151,535
          (76,259)            (10,438)          (105,308)           413,731         (2,270,786)            64,442
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           29,912              65,108            179,534            392,486          2,844,799          1,299,309
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          290,167             337,656                743                318            933,737          8,208,843
           34,356             589,254         (1,893,350)        (4,029,623)         2,502,318          5,735,655
         (104,531)            (37,200)           (14,972)          (319,238)        (1,712,425)          (239,102)
             (164)               ----                (90)              (112)            (3,575)               (71)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          219,828             889,710         (1,907,669)        (4,348,655)         1,720,055         13,705,325
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          249,740             954,818         (1,728,135)        (3,956,169)         4,564,854         15,004,634
          987,107              32,289          3,912,245          7,868,414         15,709,378            704,744
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,236,847     $       987,107    $     2,184,110    $     3,912,245     $   20,274,232     $   15,709,378
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Fidelity
                                                                            ----------------------------------------
                                                                                Contrafund
                                                                                    SC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        73,159
   Mortality and expense risk charge                                                 (51,032)
                                                                            ------------------
Net investment income(loss)                                                           22,127
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                 2,201,730
   Net realized gain(loss) on sale of fund shares                                    (36,658)
                                                                            ------------------
Net realized gain(loss)                                                            2,165,072
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (892,219)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $     1,294,980
                                                                            ==================


                                                                                         Contrafund SC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
 Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        22,127       $        63,946
   Net realized gain(loss)                                                         2,165,072             1,289,478
   Net change in unrealized appreciation/depreciation                               (892,219)             (434,910)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                 1,294,980               918,514
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 6,221                90,586
   Subaccounts transfers (including fixed account), net                           (3,962,849)            9,162,202
   Transfers for policyowner benefits and terminations                            (1,424,050)             (536,637)
   Policyowner maintenance charges                                                    (1,010)               (1,027)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (5,381,688)            8,715,124
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (4,086,708)            9,633,638
Net assets at beginning of period                                                 12,961,788             3,328,150
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     8,875,080       $    12,961,788
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                  Fidelity                                                     AIM
 ---------------------------------------------------------------------------- --------------------------------------

    Mid Cap IC                             Mid Cap SC                             Financial
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $        70,648                       $        14,948                        $           758
          (42,951)                              (12,181)                                  (424)
 ------------------                    -------------------                    -------------------
           27,697                                 2,767                                    334
 ------------------                    -------------------                    -------------------


          647,197                               221,953                                  2,863
           58,068                                85,737                                  2,521
 ------------------                    -------------------                    -------------------
          705,265                               307,690                                  5,384
 ------------------                    -------------------                    -------------------

          296,338                                 9,815                                (17,685)
 ------------------                    -------------------                    -------------------


  $     1,029,300                       $       320,272                        $       (11,967)
 ==================                    ===================                    ===================

              Mid Cap IC                            Mid Cap SC                              Financial
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        27,697     $       (15,110)   $         2,767    $        (8,198)    $           334    $         1,092
          705,265              50,971            307,690             824,460              5,384              7,134
          296,338             415,106              9,815            (308,490)           (17,685)               370
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,029,300             450,967            320,272             507,772            (11,967)             8,596
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          683,039           4,353,088              6,482              74,314                180                880
          403,492           1,660,085           (597,881)         (4,342,245)           (47,301)            (4,709)
         (309,158)            (93,096)          (137,331)           (145,584)           (19,097)              (263)
           (1,669)                (55)              (427)               (617)              (108)               (96)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          775,704           5,920,022           (729,157)         (4,414,132)           (66,326)            (4,188)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,805,004           6,370,989           (408,885)         (3,906,360)           (78,293)             4,408
        6,664,040             293,051          2,058,195           5,964,555            117,296            112,888
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     8,469,044     $     6,664,040    $     1,649,310    $      2,058,195    $        39,003    $       117,296
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                              AIM
                                                                            ----------------------------------------

                                                                                 Health
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                    (511)
                                                                            ------------------
Net investment income(loss)                                                             (511)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      3,732
                                                                            ------------------
Net realized gain(loss)                                                                3,732
                                                                            ------------------

Change in unrealized appreciation/depreciation                                         1,137
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $         4,358
                                                                            ==================


                                                                                            Health
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $          (511)      $          (712)
   Net realized gain(loss)                                                             3,732                 8,267
   Net change in unrealized appreciation/depreciation                                  1,137                (5,033)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                     4,358                 2,522
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                   123                   823
   Subaccounts transfers (including fixed account), net                              (14,448)               (3,484)
   Transfers for policyowner benefits and terminations                                  (616)              (21,403)
   Policyowner maintenance charges                                                       (35)                  (55)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (14,976)              (24,119)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               (10,618)              (21,597)
Net assets at beginning of period                                                     88,440               110,037
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        77,822       $        88,440
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                  AIM                                  Janus                            Neuberger Berman
 ----------------------------- ---------------------------------------------- --------------------------------------
    Technology                               Growth                                Balanced
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $          ----                       $           783                        $         6,213
             (595)                                 (610)                                (2,886)
 ------------------                    -------------------                    -------------------
             (595)                                  173                                  3,327
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
           11,259                                 3,133                                 15,244
 ------------------                    -------------------                    -------------------
           11,259                                 3,133                                 15,244
 ------------------                    -------------------                    -------------------

           (9,912)                               10,828                                 51,249
 ------------------                    -------------------                    -------------------


  $           752                       $        14,134                        $        69,820
 ==================                    ===================                    ===================

              Technology                              Growth                                Balanced
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------

  $          (595)   $          (777)    $           173    $          (678)   $         3,327    $         1,545
           11,259             11,833               3,133             80,142             15,244             22,083
           (9,912)             5,831              10,828            (90,608)            51,249             27,368
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------

              752             16,887              14,134            (11,144)            69,820             50,996
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------


              100              1,850               ----                ----              3,942              2,627
          (25,574)           (82,665)           (16,012)         (1,272,910)           (21,569)            (1,305)
           (1,628)            (2,670)            (2,342)            (29,999)            (9,725)           (25,880)
              (71)               (66)               (50)               (127)              (249)              (279)
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------
          (27,173)           (83,551)           (18,404)         (1,303,036)           (27,601)           (24,837)
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------

          (26,421)           (66,664)            (4,270)         (1,314,180)            42,219             26,159
          137,799            204,463            117,074           1,431,254            518,845            492,686
 ------------------ ------------------- ------------------ ------------------ ------------------ -------------------
  $       111,378    $       137,799     $      112,804     $       117,074    $       561,064    $       518,845
 ================== =================== ================== ================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                       Neuberger Berman
                                                                            ----------------------------------------

                                                                                 Growth
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (1,885)
                                                                            ------------------
Net investment income(loss)                                                           (1,885)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                     57,677
                                                                            ------------------
Net realized gain(loss)                                                               57,677
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (3,480)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        52,312
                                                                            ==================


                                                                                            Growth
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,885)      $        (1,233)
   Net realized gain(loss)                                                            57,677                21,942
   Net change in unrealized appreciation/depreciation                                 (3,480)                2,080
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    52,312                22,789
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,590                 4,583
   Subaccounts transfers (including fixed account), net                              187,823               (44,939)
   Transfers for policyowner benefits and terminations                               (59,968)              (18,498)
   Policyowner maintenance charges                                                      (168)                 (212)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 129,277               (59,066)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               181,589               (36,277)
Net assets at beginning of period                                                    198,041               234,318
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       379,630       $       198,041
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                              Neuberger Berman                                                Rydex
 ---------------------------------------------------------------------------- --------------------------------------
       Limited
    Maturity Bond                           Partners                                 Nova
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $         6,458                       $         4,563                        $         7,893
           (1,300)                               (4,208)                                (9,632)
 ------------------                    -------------------                    -------------------
            5,158                                   355                                 (1,739)
 ------------------                    -------------------                    -------------------


             ----                                71,402                                   ----
              229                                32,918                                183,040
 ------------------                    -------------------                    -------------------
              229                               104,320                                183,040
 ------------------                    -------------------                    -------------------

            4,452                               (33,705)                              (303,635)
 ------------------                    -------------------                    -------------------


  $         9,839                       $        70,970                        $      (122,334)
 ==================                    ===================                    ===================

         Limited Maturity Bond                       Partners                                 Nova
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         5,158     $        8,049     $          355    $          1,998     $       (1,739)    $       37,191
              229             (4,384)           104,320             184,976            183,040            167,293
            4,452              6,928            (33,705)            (92,662)          (303,635)           203,014
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            9,839             10,593             70,970              94,312           (122,334)           407,498
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


            2,072                 72              1,025              11,337             21,119             19,386
          (16,534)          (111,977)          (111,393)           (442,583)        (3,674,264)           479,468
           (3,119)           (14,170)          (141,352)            (60,779)          (613,886)          (725,151)
              (40)               (56)              (327)               (419)              (333)              (440)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (17,621)          (126,131)          (252,047)           (492,444)        (4,267,364)          (226,737)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           (7,782)          (115,538)          (181,077)           (398,132)        (4,389,698)           180,761
          243,785            359,323            887,993           1,286,125          5,329,823          5,149,062
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       236,003     $      243,785     $      706,916     $       887,993     $      940,125    $     5,329,823
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                                  OTC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         1,218
   Mortality and expense risk charge                                                 (10,102)
                                                                            ------------------
Net investment income(loss)                                                           (8,884)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    425,260
                                                                            ------------------
Net realized gain(loss)                                                              425,260
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (304,337)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       112,039
                                                                            ==================


                                                                                              OTC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (8,884)      $       (12,339)
   Net realized gain(loss)                                                           425,260               (21,524)
   Net change in unrealized appreciation/depreciation                               (304,337)              328,734
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   112,039               294,871
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                37,759               245,874
   Subaccounts transfers (including fixed account), net                           (3,057,205)             (165,064)
   Transfers for policyowner benefits and terminations                              (556,465)             (415,450)
   Policyowner maintenance charges                                                      (304)                 (295)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (3,576,215)             (334,935)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (3,464,176)              (40,064)
Net assets at beginning of period                                                  4,856,795             4,896,859
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     1,392,619       $     4,856,795
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       Rydex
 -------------------------------------------------------------------------------------------------------------------
       Precious                                                                      Gov.
        Metals                             Inv. S&P 500                            Long Bond
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $          ----                       $        21,802                        $        41,157
          (21,428)                               (4,266)                                (6,281)
 ------------------                    -------------------                    -------------------
          (21,428)                               17,536                                 34,876
 ------------------                    -------------------                    -------------------


             ----                                  ----                                   ----
          585,893                              (114,544)                               (10,786)
 ------------------                    -------------------                    -------------------
          585,893                              (114,544)                               (10,786)
 ------------------                    -------------------                    -------------------

           34,335                                41,702                                 58,685
 ------------------                    -------------------                    -------------------


  $       598,800                       $       (55,306)                       $        82,775
 ==================                    ===================                    ===================

            Precious Metals                        Inv. S&P 500                          Gov. Long Bond
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       (21,428)    $      (13,340)    $       17,536     $        32,384     $       34,876     $       21,928
          585,893            373,805           (114,544)           (320,854)           (10,786)           (13,884)
           34,335             61,793             41,702             (49,990)            58,685             21,794
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          598,800            422,258            (55,306)           (338,460)            82,775             29,838
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          132,559            998,690             38,145              99,282             44,053             93,725
          753,586          1,017,351            450,444             (47,773)           432,622            696,858
         (235,460)          (162,507)           (20,434)           (175,583)           (73,921)          (114,097)
             (850)              (418)              (220)               (274)              (248)               (45)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          649,835          1,853,116            467,935            (124,348)           402,506            676,441
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,248,635          2,275,374            412,629            (462,808)           485,281            706,279
        3,741,211          1,465,837            464,437             927,245          1,204,890            498,611
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     4,989,846     $    3,741,211     $      877,066     $       464,437     $    1,690,171     $    1,204,890
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                             Rydex
                                                                            ----------------------------------------

                                                                              Inverse OTC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         3,119
   Mortality and expense risk charge                                                    (591)
                                                                            ------------------
Net investment income(loss)                                                            2,528
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (40,083)
                                                                            ------------------
Net realized gain(loss)                                                              (40,083)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (1,446)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (39,001)
                                                                            ==================


                                                                                          Inverse OTC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         2,528       $           829
   Net realized gain(loss)                                                           (40,083)              (12,077)
   Net change in unrealized appreciation/depreciation                                 (1,446)               (3,004)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (39,001)              (14,252)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 8,656                59,643
   Subaccounts transfers (including fixed account), net                               66,159                15,680
   Transfers for policyowner benefits and terminations                                  (141)                 (616)
   Policyowner maintenance charges                                                       (22)                 ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                  74,652                74,707
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                35,651                60,455
Net assets at beginning of period                                                     60,455                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        96,106       $        60,455
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         Rydex
 -------------------------------------------------------------------------------------------------------------------
      Inv. Long                                                                      Sector
         Bond                                Russell                                Rotation
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $         7,162                       $        20,622                        $          ----
           (1,110)                               (5,606)                                (8,417)
 ------------------                    -------------------                    -------------------
            6,052                                15,016                                 (8,417)
 ------------------                    -------------------                    -------------------


             ----                                69,218                                151,692
          (12,199)                               74,122                                 80,842
 ------------------                    -------------------                    -------------------
          (12,199)                              143,340                                232,534
 ------------------                    -------------------                    -------------------

           (8,992)                             (209,757)                                49,538
 ------------------                    -------------------                    -------------------


  $       (15,139)                      $       (51,401)                       $       273,655
 ==================                    ===================                    ===================

            Inv. Long Bond                            Russell                            Sector Rotation
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         6,052     $        8,444     $       15,016     $           124     $       (8,417)    $       (4,015)
          (12,199)              (108)           143,340              19,717            232,534             61,384
           (8,992)            (8,480)          (209,757)            119,343             49,538             50,327
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (15,139)              (144)           (51,401)            139,184            273,655            107,696
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           11,778            111,480            203,763             481,445             67,608            513,904
          (65,899)           128,363           (332,901)            351,828            402,982            586,100
          (16,601)            (4,988)           (48,583)             (8,500)           (68,606)           (34,756)
              (40)                (5)              (192)                (19)              (231)                (4)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (70,762)           234,850           (177,913)            824,754            401,753          1,065,244
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (85,901)           234,706           (229,314)            963,938            675,408          1,172,940
          234,706               ----          1,045,308              81,370          1,283,762            110,822
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       148,805     $      234,706     $      815,994     $     1,045,308     $    1,959,170     $    1,283,762
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                         Third Avenue
                                                                            ----------------------------------------

                                                                                 Value
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $       363,294
   Mortality and expense risk charge                                                 (86,724)
                                                                            ------------------
Net investment income(loss)                                                          276,570
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                 1,047,039
   Net realized gain(loss) on sale of fund shares                                    173,432
                                                                            ------------------
Net realized gain(loss)                                                            1,220,471
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (2,276,748)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (779,707)
                                                                            ==================


                                                                                             Value
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       276,570       $        89,896
   Net realized gain(loss)                                                         1,220,471             1,497,821
   Net change in unrealized appreciation/depreciation                             (2,276,748)             (198,702)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (779,707)            1,389,015
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               987,941             3,213,158
   Subaccounts transfers (including fixed account), net                            2,804,499              (558,691)
   Transfers for policyowner benefits and terminations                              (803,921)             (420,930)
   Policyowner maintenance charges                                                    (2,378)               (1,369)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               2,986,141             2,232,168
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             2,206,434             3,621,183
Net assets at beginning of period                                                 12,620,684             8,999,501
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    14,827,118       $    12,620,684
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
 ------------------------------------------------------------------------------------------------------------------

   Money Market                           Equity Index                           Total Bond
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $     2,626,967                       $       379,349                        $       681,200
         (282,033)                             (136,270)                              (109,386)
 ------------------                    -------------------                    -------------------
        2,344,934                               243,079                                571,814
 ------------------                    -------------------                    -------------------


             ----                               944,336                                   ----
             ----                               312,933                                 14,948
 ------------------                    -------------------                    -------------------
             ----                             1,257,269                                 14,948
 ------------------                    -------------------                    -------------------

             ----                              (368,692)                               731,361
 ------------------                    -------------------                    -------------------


  $     2,344,934                       $     1,131,656                        $     1,318,123
 ==================                    ===================                    ===================

             Money Market                          Equity Index                            Total Bond
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $     2,344,934     $    1,993,859     $      243,079     $         1,659     $      571,814     $      158,030
             ----               ----          1,257,269             223,594             14,948              1,283
             ----               ----           (368,692)          1,738,482            731,361            365,339
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        2,344,934          1,993,859          1,131,656           1,963,735          1,318,123            524,652
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


       29,775,621         94,094,016          3,409,871           9,459,405          3,491,604          6,431,073
      (12,629,040)       (61,493,335)         2,631,135           6,705,828          4,655,283          4,518,600
      (11,423,610)       (10,095,623)        (1,335,951)           (291,456)        (1,100,567)          (407,815)
           (4,911)            (3,896)            (2,701)               (665)            (1,682)              (605)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
        5,718,060         22,501,162          4,702,354          15,873,112          7,044,638         10,541,253
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        8,062,994         24,495,021          5,834,010          17,836,847          8,362,761         11,065,905
       46,352,623         21,857,602         20,791,601           2,954,754         15,947,242          4,881,337
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    54,415,617     $   46,352,623     $   26,625,611     $    20,791,601     $   24,310,003     $   15,947,242
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                               REIT Index
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $       344,125
   Mortality and expense risk charge                                                 (91,639)
                                                                            ------------------
Net investment income(loss)                                                          252,486
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                 1,406,425
   Net realized gain(loss) on sale of fund shares                                    128,993
                                                                            ------------------
Net realized gain(loss)                                                            1,535,418
                                                                            ------------------

Change in unrealized appreciation/depreciation                                    (4,590,154)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $    (2,802,250)
                                                                            ==================


                                                                                          REIT Index
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       252,486       $        15,338
   Net realized gain(loss)                                                         1,535,418               298,115
   Net change in unrealized appreciation/depreciation                             (4,590,154)            2,544,279
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                (2,802,250)            2,857,732
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             1,593,768             8,870,756
   Subaccounts transfers (including fixed account), net                           (3,747,473)            4,859,473
   Transfers for policyowner benefits and terminations                            (1,093,371)             (416,100)
   Policyowner maintenance charges                                                    (3,181)                 (530)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                              (3,250,257)           13,313,599
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                            (6,052,507)           16,171,331
Net assets at beginning of period                                                 18,456,625             2,285,294
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    12,404,118       $    18,456,625
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      Vanguard
 -------------------------------------------------------------------------------------------------------------------
                                            Stock Market                            Equity
      Mid-Cap                                  Index                                Income
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $       221,488                       $       101,220                        $       308,792
         (101,296)                              (56,304)                               (67,621)
 ------------------                    -------------------                    -------------------
          120,192                                44,916                                241,171
 ------------------                    -------------------                    -------------------


        1,865,614                               413,809                                825,426
          150,324                                96,199                                280,114
 ------------------                    -------------------                    -------------------
        2,015,938                               510,008                              1,105,540
 ------------------                    -------------------                    -------------------

       (1,257,615)                             (171,411)                              (763,716)
 ------------------                    -------------------                    -------------------


  $       878,515                       $       383,513                        $       582,995
 ==================                    ===================                    ===================

                Mid-Cap                         Stock Market Index                        Equity Income
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       120,192     $      (23,217)    $       44,916     $       (18,446)    $      241,171     $       54,805
        2,015,938            141,894            510,008              53,929          1,105,540            170,499
       (1,257,615)         1,520,642           (171,411)            963,878           (763,716)         1,032,352
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          878,515          1,639,319            383,513             999,361            582,995          1,257,656
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


        1,479,682          9,160,178            774,679           5,200,731             60,347          2,962,619
          292,946          4,387,847            962,555           2,694,016          2,430,502          3,336,019
         (959,682)          (395,177)          (321,676)            (64,477)          (603,383)          (150,592)
           (3,053)              (448)            (1,639)               ----             (1,449)              (429)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          809,893         13,152,400          1,413,919           7,830,270          1,886,017          6,147,617
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

        1,688,408         14,791,719          1,797,432           8,829,631          2,469,012          7,405,273
       16,397,767          1,606,048          8,986,977             157,346         10,214,549          2,809,276
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    18,086,175     $   16,397,767     $   10,784,409     $     8,986,977     $   12,683,561     $   10,214,549
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                            ----------------------------------------

                                                                                 Growth
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        63,260
   Mortality and expense risk charge                                                 (48,721)
                                                                            ------------------
Net investment income(loss)                                                           14,539
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    235,137
                                                                            ------------------
Net realized gain(loss)                                                              235,137
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       533,282
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       782,958
                                                                            ==================


                                                                                            Growth
                                                                             ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        14,539       $       (18,389)
   Net realized gain(loss)                                                           235,137                96,725
   Net change in unrealized appreciation/depreciation                                533,282               516,312
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   782,958               594,648
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                               918,252             4,676,630
   Subaccounts transfers (including fixed account), net                              492,520               817,686
   Transfers for policyowner benefits and terminations                              (882,103)             (122,931)
   Policyowner maintenance charges                                                    (1,929)                 (169)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 526,740             5,371,216
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             1,309,698             5,965,864
Net assets at beginning of period                                                  8,142,998             2,177,134
                                                                            ------------------    ------------------
Net assets at end of period                                                  $     9,452,696       $     8,142,998
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                       Vanguard
 -------------------------------------------------------------------------------------------------------------------
  High Yield
     Bond                                     Balanced                           International
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $       406,586                       $       289,183                        $       603,471
          (33,292)                              (58,299)                              (206,423)
 ------------------                    -------------------                    -------------------
          373,294                               230,884                                397,048
 ------------------                    -------------------                    -------------------


             ----                               436,226                              1,357,810
           (9,979)                              197,461                                777,280
 ------------------                    -------------------                    -------------------
           (9,979)                              633,687                              2,135,090
 ------------------                    -------------------                    -------------------

         (296,786)                              (73,927)                             2,932,877
 ------------------                    -------------------                    -------------------


  $        66,529                       $       790,644                        $     5,465,015
 ==================                    ===================                    ===================

            High Yield Bond                          Balanced                             International
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $       373,294     $      123,073     $      230,884     $        (7,880)    $      397,048     $       (2,131)
           (9,979)            (6,732)           633,687              44,360          2,135,090            203,643
         (296,786)           233,983            (73,927)            913,193          2,932,877          4,452,060
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           66,529            350,324            790,644             949,673          5,465,015          4,653,572
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          651,771          2,351,668          1,838,065           5,438,392          3,074,987         15,243,450
          230,875          1,352,661           (840,763)          3,777,142          3,823,755          6,616,070
         (590,661)          (238,442)        (1,074,553)           (299,885)        (2,255,375)          (918,722)
             (961)              (274)            (1,766)                (51)            (5,114)            (1,226)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          291,024          3,465,613            (79,017)          8,915,598          4,638,253         20,939,572
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          357,553          3,815,937            711,627           9,865,271         10,103,268         25,593,144
        5,742,313          1,926,376         10,044,676             179,405         31,859,581          6,266,437
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     6,099,866     $    5,742,313     $   10,756,303     $    10,044,676     $   41,962,849     $   31,859,581
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           Vanguard
                                                                             ----------------------------------------

                                                                              Diversified
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $       345,577
   Mortality and expense risk charge                                                (106,578)
                                                                            ------------------
Net investment income(loss)                                                          238,999
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                   590,825
   Net realized gain(loss) on sale of fund shares                                    403,588
                                                                            ------------------
Net realized gain(loss)                                                              994,413
                                                                            ------------------

Change in unrealized appreciation/depreciation                                      (646,204)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       587,208
                                                                            ==================


                                                                                          Diversified
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $       238,999       $        37,196
   Net realized gain(loss)                                                           994,413               188,493
   Net change in unrealized appreciation/depreciation                               (646,204)            1,577,972
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   587,208             1,803,661
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                             1,271,045             5,484,941
   Subaccounts transfers (including fixed account), net                            4,307,536             4,064,070
   Transfers for policyowner benefits and terminations                            (1,032,770)             (499,613)
   Policyowner maintenance charges                                                    (2,690)                 (831)
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                               4,543,121             9,048,567
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                             5,130,329            10,852,228
Net assets at beginning of period                                                 14,638,265             3,786,037
                                                                            ------------------    ------------------
Net assets at end of period                                                  $    19,768,594       $    14,638,265
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

               Vanguard                                                 Wells Fargo
 -------------------------------------- ----------------------------------------------------------------------------
    Small Company
       Growth                               Discovery                             Opportunity
 ------------------                     ------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                     ------------------                    -------------------

  $        58,835                        $          ----                       $         4,024
          (65,346)                                (1,947)                               (3,677)
 ------------------                     ------------------                    -------------------
           (6,511)                                (1,947)                                  347
 ------------------                     ------------------                    -------------------


        1,038,641                                   ----                                94,294
           73,908                                 54,726                                 1,267
 ------------------                     ------------------                    -------------------
        1,112,549                                 54,726                                95,561
 ------------------                     ------------------                    -------------------

         (760,184)                                11,486                               (58,866)
 ------------------                     ------------------                    -------------------


  $       345,854                        $        64,265                       $        37,042
 ==================                     ==================                    ===================

         Small Company Growth                        Discovery                             Opportunity
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (6,511)    $      (24,095)    $       (1,947)    $        (1,556)    $          347     $       (3,623)
        1,112,549            209,759             54,726               2,940             95,561            127,298
         (760,184)           614,070             11,486              37,309            (58,866)           (44,868)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          345,854            799,734             64,265              38,693             37,042             78,807
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


          917,784          6,592,586              2,391               2,280              8,953              6,775
           74,311          2,365,244            (20,055)             50,999             34,214           (235,742)
         (745,257)          (269,696)            (1,099)             (3,634)               (50)           (27,197)
           (2,167)              (341)              (193)               (192)              (239)              (243)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          244,671          8,687,793            (18,956)             49,453             42,878           (256,407)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          590,525          9,487,527             45,309              88,146             79,920           (177,600)
       10,931,042          1,443,515            330,366             242,220            620,282            797,882
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $    11,521,567     $   10,931,042     $      375,675     $       330,366     $      700,202     $      620,282
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                  Bull
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         3,749
   Mortality and expense risk charge                                                  (7,229)
                                                                            ------------------
Net investment income(loss)                                                           (3,480)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     8,248
   Net realized gain(loss) on sale of fund shares                                     33,160
                                                                            ------------------
Net realized gain(loss)                                                               41,408
                                                                            ------------------

Change in unrealized appreciation/depreciation                                       (39,483)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        (1,555)
                                                                            ==================


                                                                                             Bull
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (3,480)      $        (5,444)
   Net realized gain(loss)                                                            41,408               103,379
   Net change in unrealized appreciation/depreciation                                (39,483)               31,700
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    (1,555)              129,635
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 3,175               220,840
   Subaccounts transfers (including fixed account), net                             (707,622)              606,427
   Transfers for policyowner benefits and terminations                               (50,727)              (39,638)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (755,174)              787,629
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (756,729)              917,264
Net assets at beginning of period                                                  1,453,929               536,665
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       697,200       $     1,453,929
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                      ProFunds
 -------------------------------------------------------------------------------------------------------------------

      Europe                                Mid-Cap                                  OTC
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $        10,030                       $           254                        $          ----
           (7,763)                               (2,086)                                (2,781)
 ------------------                    -------------------                    -------------------
            2,267                                (1,832)                                (2,781)
 ------------------                    -------------------                    -------------------


            4,088                                 1,376                                   ----
           98,521                                11,918                                 67,592
 ------------------                    -------------------                    -------------------
          102,609                                13,294                                 67,592
 ------------------                    -------------------                    -------------------

          (59,272)                               (7,730)                               (27,681)
 ------------------                    -------------------                    -------------------


  $        45,604                       $         3,732                        $        37,130
 ==================                    ===================                    ===================

                Europe                                Mid-Cap                                  OTC
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         2,267     $       (2,326)    $       (1,832)    $        (3,680)    $       (2,781)    $       (2,645)
          102,609              5,549             13,294              31,148             67,592              3,618
          (59,272)            47,447             (7,730)             (3,690)           (27,681)            37,552
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           45,604             50,670              3,732              23,778             37,130             38,525
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           27,078            182,543             16,706                ----                 58             21,550
          308,373            784,265           (214,774)           (228,391)          (692,140)           325,799
         (133,526)           (31,880)           (23,066)            (30,046)           (39,859)           (16,585)
             ----               ----               ----                ----               ----               ----
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          201,925            934,928           (221,134)           (258,437)          (731,941)           330,764
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          247,529            985,598           (217,402)           (234,659)          (694,811)           369,289
          991,362              5,764            250,822             485,481            968,772            599,483
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $     1,238,891     $      991,362     $       33,420     $       250,822     $      273,961     $      968,772
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                               Small-Cap
                                                                            -----------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $           256
   Mortality and expense risk charge                                                  (1,555)
                                                                            ------------------
Net investment income(loss)                                                           (1,299)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                     4,979
   Net realized gain(loss) on sale of fund shares                                     (6,708)
                                                                            ------------------
Net realized gain(loss)                                                               (1,729)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (8,979)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (12,007)
                                                                            ==================


                                                                                           Small-Cap
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (1,299)      $        (5,112)
   Net realized gain(loss)                                                            (1,729)              113,591
   Net change in unrealized appreciation/depreciation                                 (8,979)               12,508
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (12,007)              120,987
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                21,550
   Subaccounts transfers (including fixed account), net                             (271,138)             (168,725)
   Transfers for policyowner benefits and terminations                               (53,006)              (44,851)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (324,144)             (192,026)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (336,151)              (71,039)
Net assets at beginning of period                                                    346,872               417,911
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        10,721       $       346,872
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         ProFunds
 -------------------------------------------------------------------------------------------------------------------
      Small-Cap
        Value                               Classic Dow                               Bear
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $          ----                       $         3,340                        $         3,787
           (1,277)                               (6,119)                                (1,309)
 ------------------                    -------------------                    -------------------
           (1,277)                               (2,779)                                 2,478
 ------------------                    -------------------                    -------------------


            2,398                                  ----                                   ----
          (13,500)                               49,128                                (21,163)
 ------------------                    -------------------                    -------------------
          (11,102)                               49,128                                (21,163)
 ------------------                    -------------------                    -------------------

           (8,513)                              (14,611)                                (1,025)
 ------------------                    -------------------                    -------------------


  $       (20,892)                      $        31,738                        $       (19,710)
 ==================                    ===================                    ===================

            Small-Cap Value                         Classic Dow                               Bear
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (1,277)    $         (935)    $       (2,779)    $        (1,769)    $        2,478     $         (251)
          (11,102)            35,461             49,128               3,477            (21,163)             4,052
           (8,513)             5,115            (14,611)              3,968             (1,025)           (17,241)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (20,892)            39,641             31,738               5,676            (19,710)           (13,440)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           14,356             14,293             22,630                ----               ----               ----
          (39,431)          (398,540)          (373,329)            711,776           (106,633)        (1,432,916)
          (15,900)            (1,500)           (79,364)            (16,272)            (5,021)           (61,553)
             ----               ----               ----                ----               ----               ----
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (40,975)          (385,747)          (430,063)            695,504           (111,654)        (1,494,469)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (61,867)          (346,106)          (398,325)            701,180           (131,364)        (1,507,909)
           92,952            439,058            701,180                ----            152,555          1,660,464
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $        31,085     $       92,952     $      302,855     $       701,180     $       21,191     $      152,555
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------
                                                                               Short OTC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $        23,530
   Mortality and expense risk charge                                                  (6,679)
                                                                            ------------------
Net investment income(loss)                                                           16,851
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                   (135,435)
                                                                            ------------------
Net realized gain(loss)                                                             (135,435)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                             6
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $      (118,578)
                                                                            ==================


                                                                                           Short OTC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        16,851       $         8,049
   Net realized gain(loss)                                                          (135,435)              (47,241)
   Net change in unrealized appreciation/depreciation                                      6                (3,159)
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                  (118,578)              (42,351)
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                              354,906                21,212
   Transfers for policyowner benefits and terminations                              (213,131)             (155,216)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 141,775              (134,004)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                                23,197              (176,355)
Net assets at beginning of period                                                    143,707               320,062
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       166,904       $       143,707
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                           ProFunds
 -------------------------------------------------------------------------------------------------------------------
        Short
      Small-Cap                              Short Dow                              UltraMid
 ------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $         1,292                       $        12,257                        $         2,073
           (1,438)                               (1,259)                                (2,204)
 ------------------                    -------------------                    -------------------
             (146)                               10,998                                   (131)
 ------------------                    -------------------                    -------------------


             ----                                  ----                                 15,708
          (65,262)                              (32,405)                               122,507
 ------------------                    -------------------                    -------------------
          (65,262)                              (32,405)                               138,215
 ------------------                    -------------------                    -------------------

            4,656                                   591                                    (26)
 ------------------                    -------------------                    -------------------


  $       (60,752)                      $       (20,816)                       $       138,058
 ==================                    ===================                    ===================

            Short Small-Cap                          Short Dow                              UltraMid
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $          (146)    $       (1,167)    $       10,998     $        (2,998)    $         (131)    $       (1,242)
          (65,262)            86,287            (32,405)            (76,822)           138,215            (69,329)
            4,656                 91                591                (513)               (26)                14
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          (60,752)            85,211            (20,816)            (80,333)           138,058            (70,557)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----               ----               ----                ----               ----                510
          296,867             (7,475)            59,800             253,200           (119,706)            87,283
           (8,244)              (934)           (42,580)           (166,734)           (14,018)           (21,236)
             ----               ----               ----                ----               ----               ----
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          288,623             (8,409)            17,220              86,466           (133,724)            66,557
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          227,871             76,802             (3,596)              6,133              4,334             (4,000)
           76,802               ----              6,133                ----              1,820              5,820
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       304,673     $       76,802     $        2,537     $         6,133     $        6,154     $        1,820
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                                UltraOTC
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (8,353)
                                                                            ------------------
Net investment income(loss)                                                           (8,353)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                      2,883
                                                                            ------------------
Net realized gain(loss)                                                                2,883
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (8,325)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (13,795)
                                                                            ==================


                                                                                           UltraOTC
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (8,353)      $        (5,266)
   Net realized gain(loss)                                                             2,883               226,439
   Net change in unrealized appreciation/depreciation                                 (8,325)                3,585
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (13,795)              224,758
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                40,106               220,840
   Subaccounts transfers (including fixed account), net                            1,319,091              (664,173)
   Transfers for policyowner benefits and terminations                              (680,762)              (18,544)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 678,435              (461,877)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               664,640              (237,119)
Net assets at beginning of period                                                     88,859               325,978
                                                                            ------------------    ------------------
Net assets at end of period                                                  $       753,499       $        88,859
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                         ProFunds
 -------------------------------------------------------------------------------------------------------------------
                                                                                  U.S. Gov.
     UltraSmall                             UltraBull                               Plus
------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $         8,830                       $         6,114                        $        22,897
           (4,290)                               (6,564)                                (5,802)
 ------------------                    -------------------                    -------------------
            4,540                                  (450)                                17,095
 ------------------                    -------------------                    -------------------


             ----                               100,789                                   ----
          146,900                              (381,898)                                45,257
 ------------------                    -------------------                    -------------------
          146,900                              (281,109)                                45,257
 ------------------                    -------------------                    -------------------

           (4,105)                              (21,852)                                42,348
 ------------------                    -------------------                    -------------------


  $       147,335                       $      (303,411)                       $       104,700
 ==================                    ===================                    ===================

              UltraSmall                             UltraBull                           U.S. Gov. Plus
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $         4,540     $       (3,714)    $         (450)    $        (4,035)    $       17,095     $       22,441
          146,900             17,440           (281,109)            (10,560)            45,257            135,952
           (4,105)               773            (21,852)             (1,706)            42,348             (6,310)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          147,335             14,499           (303,411)            (16,301)           104,700            152,083
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


             ----                510             40,000             221,350             28,712            220,840
           88,607             46,118          2,048,629             (32,874)           748,801           (442,737)
          (32,778)           (32,392)          (130,632)            (23,901)           (59,689)           (47,549)
             ----               ----               ----                ----               ----               ----
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
           55,829             14,236          1,957,997             164,575            717,824           (269,446)
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

          203,164             28,735          1,654,586             148,274            822,524           (117,363)
           48,879             20,144            150,289               2,015            148,265            265,628
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       252,043     $       48,879     $    1,804,875     $       150,289     $      970,789     $      148,265
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                              Opportunity
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $          ----
   Mortality and expense risk charge                                                  (2,881)
                                                                            ------------------
Net investment income(loss)                                                           (2,881)
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                      ----
   Net realized gain(loss) on sale of fund shares                                    (26,355)
                                                                            ------------------
Net realized gain(loss)                                                              (26,355)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                        (5,850)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $       (35,086)
                                                                            ==================


                                                                                          Opportunity
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $        (2,881)      $        (6,267)
   Net realized gain(loss)                                                           (26,355)               40,642
   Net change in unrealized appreciation/depreciation                                 (5,850)                2,926
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                   (35,086)               37,301
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                  ----                  ----
   Subaccounts transfers (including fixed account), net                             (107,035)           (1,993,154)
   Transfers for policyowner benefits and terminations                               (22,297)              (35,757)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                (129,332)           (2,028,911)
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                              (164,418)           (1,991,610)
Net assets at beginning of period                                                    182,253             2,173,863
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        17,835       $       182,253
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

                                                        ProFunds
 -------------------------------------------------------------------------------------------------------------------
                                            Precious
     Oil & Gas                               Metals                              Real Estate
------------------                    -------------------                    -------------------

       2007                                   2007                                   2007
 ------------------                    -------------------                    -------------------

  $          ----                       $        19,702                        $         1,224
           (4,333)                               (5,748)                                (1,728)
 ------------------                    -------------------                    -------------------
           (4,333)                               13,954                                   (504)
 ------------------                    -------------------                    -------------------


           11,359                                  ----                                    688
           43,896                                14,100                                  8,071
 ------------------                    -------------------                    -------------------
           55,255                                14,100                                  8,759
 ------------------                    -------------------                    -------------------

           20,045                                51,581                                (22,612)
 ------------------                    -------------------                    -------------------


  $        70,967                       $        79,635                        $       (14,357)
 ==================                    ===================                    ===================

               Oil & Gas                          Precious Metals                          Real Estate
 -------------------------------------- -------------------------------------- --------------------------------------

       2007                2006               2007               2006                2007               2006
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

  $        (4,333)    $       (4,026)    $       13,954     $           (66)    $         (504)    $          145
           55,255            (25,199)            14,100             (21,295)             8,759             34,873
           20,045              9,251             51,581               7,293            (22,612)             7,515
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

           70,967            (19,974)            79,635             (14,068)           (14,357)            42,533
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------


           64,469             64,940             40,000              64,430             56,951             29,244
          (17,631)           346,918          1,195,406             376,668           (282,336)           338,564
         (110,683)           (18,342)          (119,496)            (16,399)               (56)            (2,280)
             ----               ----               ----                ----               ----               ----
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
          (63,845)           393,516          1,115,910             424,699           (225,441)           365,528
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------

            7,122            373,542          1,195,545             410,631           (239,798)           408,061
          404,459             30,917            439,196              28,565            409,720              1,659
 ------------------- ------------------ ------------------ ------------------- ------------------ -------------------
  $       411,581     $      404,459     $    1,634,741     $       439,196     $      169,922     $      409,720
 =================== ================== ================== =================== ================== ===================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                        FOR THE PERIODS ENDED DECEMBER 31

                                                                                           ProFunds
                                                                            ----------------------------------------

                                                                               High Yield
                                                                            ------------------

STATEMENTS OF OPERATIONS                                                          2007
                                                                            ------------------
Investment income:
   Dividend distributions received                                           $         7,575
   Mortality and expense risk charge                                                    (399)
                                                                            ------------------
Net investment income(loss)                                                            7,176
                                                                            ------------------

Realized gain(loss) on investments:
   Net realized gain distributions                                                       305
   Net realized gain(loss) on sale of fund shares                                    (12,551)
                                                                            ------------------
Net realized gain(loss)                                                              (12,246)
                                                                            ------------------

Change in unrealized appreciation/depreciation                                           (61)
                                                                            ------------------

Net increase(decrease) in net assets resulting
   from operations                                                           $        (5,131)
                                                                            ==================


                                                                                          High Yield
                                                                            ----------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                               2007                  2006
                                                                            ------------------    ------------------
Increase(decrease) in net assets from operations:
   Net investment income(loss)                                               $         7,176       $         2,719
   Net realized gain(loss)                                                           (12,246)                  (59)
   Net change in unrealized appreciation/depreciation                                    (61)                  168
                                                                            ------------------    ------------------
Net increase(decrease) in net assets resulting
   from operations                                                                    (5,131)                2,828
                                                                            ------------------    ------------------

Net increase(decrease) from policyowner transactions:
   Payments received from policyowners                                                 1,207                  ----
   Subaccounts transfers (including fixed account), net                              (11,697)               38,084
   Transfers for policyowner benefits and terminations                                  (530)                 (146)
   Policyowner maintenance charges                                                      ----                  ----
                                                                            ------------------    ------------------
Net increase(decrease) from policyowner transactions                                 (11,020)               37,938
                                                                            ------------------    ------------------

Total increase(decrease) in net assets                                               (16,151)               40,766
Net assets at beginning of period                                                     40,766                  ----
                                                                            ------------------    ------------------
Net assets at end of period                                                  $        24,615       $        40,766
                                                                            ==================    ==================

The accompanying notes are an integral part of these financial statements.

               ProFunds                                Pimco
 ------------------------------------ ---------------------------------------

   Money Market                            Commodity
 ------------------                    -------------------

       2007                                   2007
 ------------------                    -------------------

  $       495,654                       $       343,585
         (119,754)                              (41,077)
 ------------------                    -------------------
          375,900                               302,508
 ------------------                    -------------------


             ----                                  ----
             ----                                   907
 ------------------                    -------------------
             ----                                   907
 ------------------                    -------------------

             ----                             1,273,763
 ------------------                    -------------------


  $       375,900                       $     1,577,178
 ==================                    ===================


             Money Market                            Commodity
 ------------------------------------ ---------------------------------------

       2007                2006               2007               2006
 ------------------ ----------------- -------------------- ------------------

  $       375,900    $       387,282    $       302,508     $       213,976
             ----               ----                907              30,412
             ----               ----          1,273,763            (270,322)
 ------------------ ----------------- -------------------- ------------------

          375,900            387,282          1,577,178             (25,934)
 ------------------ ----------------- -------------------- ------------------


        5,299,058         13,625,523            638,940           5,213,608
       (3,475,667)         1,334,489            109,775           1,513,147
       (6,751,293)        (4,364,300)          (122,002)            (13,700)
             ----               ----               (498)                (10)
 ------------------ ----------------- -------------------- ------------------
       (4,927,902)        10,595,712            626,215           6,713,045
 ------------------ ----------------- -------------------- ------------------

       (4,552,002)        10,982,994          2,203,393           6,687,111
       15,955,576          4,972,582          6,714,594              27,483
 ------------------ ----------------- -------------------- ------------------
  $    11,403,574    $    15,955,576    $     8,917,987     $     6,714,594
 ================== ================= ==================== ==================

                          AMERITAS LIFE INSURANCE CORP.
                              SEPARATE ACCOUNT LLVA
                          NOTES TO FINANCIAL STATEMENTS
                FOR THE PERIODS ENDED DECEMBER 31, 2007 AND 2006

1.  ORGANIZATION

    Ameritas Life Insurance Corp. Separate Account LLVA (the Account) was established on October 26, 1995, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) (an indirect wholly owned subsidiary of UNIFI Mutual Holding Company), are segregated from all of ALIC's other assets and are used only to support the variable annuity products issued by ALIC.

    Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

    The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund. At December 31, 2007 there are seventy-five subaccounts available within the Account:

    Calvert Asset Management Company, Inc.                    Fidelity Management & Research Company
    (Advisor) (See Note 3)                                      Fidelity
      Calvert (Fund)                                             *Overseas IC
       *Balanced (Subaccount)                                     (Commenced December 28, 2005)
        (Commenced June 20, 2000)                                *Inv. Grade Bond IC
       *International Equity                                      (Commenced June 20, 2000)
        (Commenced July 31, 2000)                                *Equity Income IC
       *Mid Cap                                                   (Commenced October 10, 2005)
        (Commenced August 28, 2000)                              *Growth IC
       *Social Equity                                             (Commenced November 17, 2005)
        (Commenced August 15, 2005)                              *High Income IC
                                                                  (Commenced August 29, 2005)
      Ameritas                                                   *High Income SC
       *Income and Growth                                         (Commenced July 27, 2000)
        (Commenced November 18, 2005)                            *Contrafund IC
       *Index 500                                                 (Commenced August 18, 2005)
        (Commenced June 2, 2000)                                 *Contrafund SC
       *MidCap                                                    (Commenced May 30, 2000)
        (Commenced June 20, 2000)                                *Mid Cap IC
       *Small Cap                                                 (Commenced June 30, 2005)
        (Commenced December 11, 2000)                            *Mid Cap SC
                                                                  (Commenced July 10, 2000)
    Deutsche Investment Management
    Americas Inc.                                             Invesco AIM Advisors, Inc.
      Scudder                                                   AIM
       *Small Cap                                                *Financial
        (Commenced August 11, 2000)                               (Commenced May 21, 2001)
                                                                 *Health
                                                                  (Commenced May 21, 2001)
                                                                 *Technology
                                                                  (Commenced May 21, 2001)


                                     FS-45


1.  ORGANIZATION, continued

    Janus Capital Management LLC                              The Vanguard Group. Inc., continued
      Janus                                                     Vanguard, continued
       *Growth                                                   *REIT Index
        (Commenced March 21, 2003)                                (Commenced August 6, 2001)
                                                                 *Mid-Cap
    Neuberger Berman Management Inc.                              (Commenced June 25, 2001)
      Neuberger Berman                                           *Stock Market Index
       *Balanced                                                  (Commenced November 3, 2005)
        (Commenced February 12, 1997)
       *Growth                                                The Vanguard Group. Inc.  and Wellington Management
        (Commenced March 5, 1997)                             Company, LLP
       *Limited Maturity Bond                                   Vanguard
        (Commenced February 12, 1997)                            *Equity Income
       *Partners                                                  (Commenced May 21, 2001)
        (Commenced March 18, 1997)
                                                              AllianceBernstein L.P. and William Blair & Company,
    Rydex Investments                                         L.L.C.
      Rydex                                                     Vanguard
       *Nova                                                     *Growth
        (Commenced November 1, 1999)                              (Commenced May 22, 2001)
       *OTC
        (Commenced July 25, 1999)                             Wellington Management Company, LLP
       *Precious Metals                                         Vanguard
        (Commenced August 13, 1999)                              *High Yield Bond
       *Inv. S&P 500                                              (Commenced May 22, 2001)
        (Commenced November 1, 1999)                             *Balanced
       *Gov. Long Bond                                            (Commenced October 28, 2005)
        (Commenced July 20, 1999)
       *Inverse OTC                                           Schroder Investment Management North America, Inc.
        (Commenced August 22, 2005)                           and Baillie Gifford Overseas Ltd.
       *Inv. Long Bond                                          Vanguard
        (Commenced January 30, 2006)                             *International
       *Russell                                                   (Commenced June 25, 2001)
        (Commenced August 8, 2005)
       *Sector Rotation                                       Barrow, Hanley, Mewhinney & Strauss, Inc.
        (Commenced October 5, 2005)                             Vanguard
                                                                 *Diversified
    Third Avenue Management LLC                                   (Commenced August 15, 2001)
      Third Avenue
       *Value                                                 Granahan Investment Management, Inc. and Grantham,
        (Commenced May 1, 2001)                               Mayo, Van Otterloo & Co. LLC
                                                                Vanguard
    The Vanguard Group. Inc.                                     *Small Company Growth
      Vanguard                                                    (Commenced June 25, 2001)
       *Money Market
        (Commenced May 25, 2001)                              Wells Fargo Funds Management, LLC
       *Equity Index                                            Wells Fargo
        (Commenced May 22, 2001)                                 *Discovery
       *Total Bond                                                (Commenced April 8, 2005)
        (Commenced May 22, 2001)                                 *Opportunity
                                                                  (Commenced February 10, 1997)

                                     FS-46


1.  ORGANIZATION, continued
    ProFunds Advisors LLC                                     ProFunds Advisors LLC, continued
      ProFunds                                                  ProFunds, continued
       *Bull                                                     *UltraSmall
        (Commenced July 6, 2005)                                  (Commenced September 6, 2005)
       *Europe                                                   *UltraBull
        (Commenced September 5, 2005)                             (Commenced June 24, 2005)
       *Mid-Cap                                                  *U.S. Gov. Plus
        (Commenced June 30, 2005)                                 (Commenced August 24, 2005)
       *OTC                                                      *Opportunity
        (Commenced July 6, 2005)                                  (Commenced August 8, 2005)
       *Small-Cap                                                *Oil & Gas
        (Commenced July 6, 2005)                                  (Commenced July 5, 2005)
       *Small-Cap Value                                          *Precious Metals
        (Commenced September 30, 2005)                            (Commenced September 15, 2005)
       *Classic Dow                                              *Real Estate
        (Commenced May 5, 2006)                                   (Commenced September 23, 2005)
       *Bear                                                     *High Yield
        (Commenced June 24, 2005)                                 (Commenced October 28, 2005)
       *Short OTC                                                *Money Market
        (Commenced June 30, 2005)                                 (Commenced June 9, 2005)
       *Short Small-Cap
        (Commenced August 8, 2005)                            Pacific Investment Management Company LLC
       *Short Dow                                               Pimco
        (Commenced May 12, 2006)                                 *Commodity
       *UltraMid                                                  (Commenced December 14, 2005)
        (Commenced September 6, 2005)
       *UltraOTC
        (Commenced June 24, 2005)

2.  ACCOUNTING POLICIES

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    INVESTMENTS

    The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. Share transactions and security transactions are accounted for on a trade date basis.

    Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

    FEDERAL AND STATE TAXES

    The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.  RELATED PARTIES

    Affiliates of ALIC provided management, administrative and investment advisory services for the Ameritas and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                                      Investment Advisory         Management/
                                                                              Fee            Administrative Fee(1)
                                                                     ----------------------  -----------------------
     Ameritas:
       Income and Growth                                                 0.00570(2)              0.00050
       Index 500                                                         0.00240                 0.00050
       MidCap                                                            0.00800                 0.00050
       Small Cap                                                         0.00850                 0.00050
     Calvert:
       Balanced                                                          0.00425                 0.00275
       International Equity                                              0.00750                 0.00350
       Mid Cap                                                           0.00650                 0.00250
       Social Equity                                                     0.00500                 0.00200

     (1)  Effective   November  18,  2006,  the  $50,000  minimum  for  Ameritas portfolios no longer applies.
     (2) Effective August 7, 2007, Calvert Asset Management Company reduced the .00625 investment advisory fee by .00055.

4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments in the subaccounts for the periods ended December 31, 2007 were as follows:

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Calvert:
      Balanced                                                         $          431,107      $          334,127
      International Equity                                                      1,753,981               1,463,452
      Mid Cap                                                                     467,269                  65,881
      Social Equity                                                               346,020                 109,328

    Ameritas:
      Income and Growth                                                            23,064                  11,989
      Index 500                                                                   656,076                 909,353
      MidCap                                                                    1,191,165                 329,885
      Small Cap                                                                   311,941                 204,818

    Scudder:
      Small Cap                                                                   430,224                 555,296

    Fidelity:
      Overseas IC                                                               2,429,030               1,202,846
      Inv. Grade Bond IC                                                        2,462,828                 724,071
      Equity Income IC                                                          1,445,259               1,323,440
      Growth IC                                                                 1,647,027                 663,102
      High Income IC                                                            1,021,992                 706,374


                                     FS-48


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Fidelity, continued:
      High Income SC                                                   $        5,798,560      $        7,537,845
      Contrafund IC                                                             9,171,683               2,537,708
      Contrafund SC                                                             3,547,205               6,705,035
      Mid Cap IC                                                                2,365,364                 914,766
      Mid Cap SC                                                                  826,869               1,331,305

    AIM:
      Financial                                                                    98,122                 161,251
      Health                                                                      172,918                 188,406
      Technology                                                                  161,716                 189,483

    Janus:
      Growth                                                                          780                  19,011

    Neuberger Berman:
      Balanced                                                                     59,562                  83,836
      Growth                                                                      549,880                 422,487
      Limited Maturity Bond                                                        38,784                  51,246
      Partners                                                                    151,581                 331,872

    Rydex:
      Nova                                                                      7,954,168              12,223,272
      OTC                                                                       2,772,811               6,357,911
      Precious Metals                                                          10,551,501               9,923,093
      Inv. S&P 500                                                              4,405,872               3,920,400
      Gov. Long Bond                                                            1,616,783               1,179,401
      Inverse OTC                                                                 836,151                 758,971
      Inv. Long Bond                                                              443,364                 508,075
      Russell                                                                     575,677                 669,356
      Sector Rotation                                                           1,379,628                 834,601

    Third Avenue:
      Value                                                                     8,493,999               4,184,249

    Vanguard:
      Money Market                                                             52,816,803              44,753,809
      Equity Index                                                             10,164,556               4,274,786
      Total Bond                                                                8,807,015               1,190,562
      REIT Index                                                                4,287,656               5,879,001
      Mid-Cap                                                                   4,951,184               2,155,486
      Stock Market Index                                                        2,886,396               1,013,752
      Equity Income                                                             6,920,798               3,968,184
      Growth                                                                    2,844,456               2,303,176
      High Yield Bond                                                           1,944,241               1,279,923
      Balanced                                                                  3,270,096               2,682,003
      International                                                            10,933,190               4,540,078
      Diversified                                                               9,164,241               3,791,296
      Small Company Growth                                                      3,342,377               2,065,576


                                     FS-49


4.  PURCHASES AND SALES OF INVESTMENTS, continued

                                                                           Purchases                 Sales
                                                                     ----------------------  -----------------------
    Wells Fargo:
      Discovery                                                        $          185,576      $          206,478
      Opportunity                                                                 144,026                   6,507

    ProFunds:
      Bull                                                                      1,021,096               1,771,502
      Europe                                                                    2,603,642               2,395,361
      Mid-Cap                                                                   1,133,734               1,355,322
      OTC                                                                         889,705               1,624,427
      Small-Cap                                                                 5,017,003               5,337,466
      Small-Cap Value                                                             709,740                 749,593
      Classic Dow                                                              39,396,265              39,829,107
      Bear                                                                      7,146,636               7,255,812
      Short OTC                                                                77,735,216              77,576,590
      Short Small-Cap                                                          14,390,303              14,101,825
      Short Dow                                                                 7,681,679               7,653,461
      UltraMid                                                                 19,138,255              19,256,402
      UltraOTC                                                                 84,629,162              83,959,081
      UltraSmall                                                               48,331,684              48,271,315
      UltraBull                                                                40,064,514              38,006,178
      U.S. Gov. Plus                                                            5,845,094               5,110,176
      Opportunity                                                              12,840,207              12,972,420
      Oil & Gas                                                                 1,690,104               1,746,922
      Precious Metals                                                           2,703,540               1,573,675
      Real Estate                                                               1,947,998               2,173,253
      High Yield                                                                  375,815                 379,354
      Money Market                                                            202,983,020             207,535,023

    Pimco:
      Commodity                                                                 1,921,860                 993,138

5.  FINANCIAL HIGHLIGHTS

    The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

    Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

    Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. These fees range between .55 percent and .90 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $25 per policy annually, depending on the product selected.

    Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units.

    Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Calvert:
 Balanced
 2007                   2.15    2.51        485,571      1,130,594     2.41          0.55           2.19      2.19
 2006                   2.10    2.46        481,854      1,091,088     3.50          0.55           6.48      8.18
 2005                   2.27    2.27        198,390        450,317     1.75          0.55           5.07      5.07
 2004                   2.16    2.16        183,833        397,125     1.98          0.55           7.66      7.66
 2003                   2.01    2.01        114,772        230,288     2.11          0.55          18.67     18.67

 International Equity
 2007                  23.41   26.75         61,574      1,490,854     1.05          0.55           2.01      2.01
 2006                  22.95   26.22         60,303      1,422,269     0.83          0.55          26.83     26.83
 2005                  18.09   20.67         32,530        664,534     0.64          0.55           7.69      9.34
 2004                  18.91   18.91         26,277        496,824     3.21          0.55          17.30     17.30
 2003                  16.12   16.12          3,234         52,128     2.09          0.55          30.97     30.97

 Mid Cap
 2007                  30.80   32.07         31,613        980,181     ----          0.55           9.56      9.56
 2006                  28.11   29.28         18,987        540,524     ----          0.55           6.29      6.29
 2005                  26.45   27.54          8,629        236,292     ----          0.55          (0.13)     3.87
 2004                  27.58   27.58          6,369        175,641     ----          0.55           8.73      8.73
 2003                  25.36   25.36          5,847        148,305     ----          0.55          30.96     30.96

 Social Equity
 2007                  21.16   21.16         43,493        920,312     ----          0.55           9.38      9.38
 2006                  19.34   19.34         33,799        653,811     ----          0.55           9.46      9.46
 2005                  17.67   17.67          5,529         97,716     0.10          0.55           0.36      0.36
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Ameritas:

 Income and Growth
 2007                  14.76   14.76         12,510        184,702     1.55          0.55           2.03      2.03
 2006                  14.47   14.47         12,505        180,941     0.77          0.55           9.63      9.63
 2005                  13.20   13.20         10,870        143,474     0.35          0.55           1.29      1.29
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----



                                     FS-51

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                       Min      Max                                                                 Min       Max
 Ameritas, continued:

 Index 500
 2007                 177.32  177.32          1,620        287,200     1.35          0.55           4.57      4.57
 2006                 169.56  169.56          3,203        543,098     1.50          0.55          14.74     14.74
 2005                 147.77  147.77          3,833        566,397     1.72          0.55           4.01      4.01
 2004                 142.08  142.08          9,825      1,396,013     1.45          0.55           9.90      9.90
 2003                 129.28  129.28         25,365      3,279,309     3.10          0.55          27.54     27.54

 MidCap
 2007                  60.31   60.31         16,296        982,883     ----          0.55          33.94     33.94
 2006                  45.03   45.03          4,092        184,261     ----          0.55           8.65      8.65
 2005                  41.44   41.44          8,161        338,218     ----          0.55          10.67     10.67
 2004                  37.45   37.45          9,506        355,995     ----          0.55          12.78     12.78
 2003                  33.20   33.20          9,539        316,736     ----          0.55          46.49     46.49

 Small Cap
 2007                  36.09   36.09          6,448        232,714     ----          0.55          11.18     11.18
 2006                  32.46   32.46          3,586        116,422     ----          0.55          19.90     19.90
 2005                  27.07   27.07          1,467         39,715     ----          0.55           2.06      2.06
 2004                  26.53   26.53          5,844        155,012     ----          0.55           1.78      1.78
 2003                  26.06   26.06          3,543         92,350     ----          0.55          38.13     38.13

 Scudder:

 Small Cap
 2007                  18.04   18.04         57,376      1,035,175     0.84          0.55          (2.44)    (2.44)
 2006                  18.49   18.49         69,169      1,279,127     0.73          0.55          16.85     16.85
 2005                  15.83   15.83         87,077      1,378,097     0.57          0.55           3.69      3.69
 2004                  15.26   15.26         71,810      1,096,009     0.47          0.55          17.11     17.11
 2003                  13.03   13.03         25,279        329,447     0.34          0.55          45.63     45.63

 Fidelity:

 Overseas IC
 2007                  28.24   28.24        204,122      5,763,711     3.38          0.55          16.67     16.67
 2006                  24.20   24.20        175,855      4,256,169     0.07          0.55          17.44     17.44
 2005                  20.61   20.61          2,193         45,188     ----          0.55           0.24      0.24
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Inv. Grade Bond IC
 2007                  13.71   17.73        464,686      6,671,554     3.62          0.55           3.77      3.77
 2006                  13.21   17.09        347,466      4,889,147     2.30          0.55           3.78      3.78
 2005                  12.73   16.46        100,187      1,568,234     3.46          0.55           (.30)     1.63
 2004                  16.20   16.20         57,536        932,067     4.52          0.55           3.88      3.88
 2003                  15.59   15.59          9,808        152,954     2.32          0.55           4.63      4.63


                                     FS-52


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Fidelity, continued:

 Equity Income IC
 2007                  30.73   30.73        107,439      3,301,641     1.74          0.55           0.97      0.97
 2006                  30.43   30.43        114,257      3,477,339     3.69          0.55          19.54     19.54
 2005                  25.46   25.46          1,082         27,551     ----          0.55           6.35      6.35
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Growth IC
 2007                  45.19   45.19        107,623      4,863,314     0.82          0.55          26.27     26.27
 2006                  35.79   35.79         86,264      3,087,216     0.01          0.55           6.27      6.27
 2005                  33.68   33.68            377         12,692     ----          0.55           0.92      0.92
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 High Income IC
 2007                   7.51    7.51        164,712      1,236,847     8.30          0.55           2.22      2.22
 2006                   7.35    7.35        134,373        987,107    15.79          0.55          10.63     10.63
 2005                   6.64    6.64          4,863         32,289    17.01          0.55           0.76      0.76
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 High Income SC
 2007                   9.34    9.34        233,765      2,184,110     8.20          0.55           2.09      2.09
 2006                   9.15    9.15        427,486      3,912,245     7.91          0.55          10.57     10.57
 2005                   8.28    8.28        950,658      7,868,414    13.95          0.55           1.96      1.96
 2004                   8.12    8.12        997,681      8,098,576     0.23          0.55           8.87      8.87
 2003                   7.46    7.46        816,096      6,085,043     0.33          0.55          26.28     26.28

 Contrafund IC
 2007                  40.24   40.24        503,855     20,274,232     1.00          0.55          16.95     16.95
 2006                  34.41   34.41        456,566     15,709,378     1.65          0.55          11.11     11.11
 2005                  30.97   30.97         22,757        704,744     ----          0.55           8.85      8.85
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Contrafund SC
 2007                  40.81   40.81        217,488      8,875,080     0.80          0.55          16.86     16.86
 2006                  34.92   34.92        371,194     12,961,788     1.47          0.55          10.98     10.98
 2005                  31.46   31.46        105,776      3,328,150     0.14          0.55          16.21     16.21
 2004                  27.08   27.08         44,592      1,207,332     0.21          0.55          14.71     14.71
 2003                  23.60   23.60         29,564        697,816     0.14          0.55          27.66     27.66


                                     FS-53


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Fidelity, continued:

 Mid Cap IC
 2007                  45.14   45.14        187,619      8,469,044     0.90          0.55          14.99     14.99
 2006                  39.25   39.25        169,764      6,664,040     0.05          0.55          12.08     12.08
 2005                  35.02   35.02          8,368        293,051     ----          0.55          14.53     14.53
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Mid Cap SC
 2007                  44.98   44.98         36,668      1,649,310     0.68          0.55          14.85     14.85
 2006                  39.16   39.16         52,554      2,058,195     0.24          0.55          11.98     11.98
 2005                  34.97   34.97        170,540      5,964,555     ----          0.55          17.56     17.56
 2004                  29.75   29.75        263,270      7,832,424     ----          0.55          24.09     24.09
 2003                  23.98   23.98         28,061        672,780     0.15          0.55          37.78     37.78

 AIM:

 Financial
 2007                  13.83   13.83          2,821         39,003     1.00          0.55         (22.64)   (22.64)
 2006                  17.87   17.87          6,562        117,296     2.08          0.55          15.81     15.81
 2005                  15.43   15.43          7,314        112,888     1.85          0.55           5.33      5.33
 2004                  14.65   14.65          5,630         82,500     0.68          0.55           8.08      8.08
 2003                  13.56   13.56          5,048         68,438     0.74          0.55          28.88     28.88

 Health
 2007                  23.28   23.28          3,343         77,822     ----          0.55          11.24     11.24
 2006                  20.93   20.93          4,226         88,440     ----          0.55           4.66      4.66
 2005                  20.00   20.00          5,503        110,037     ----          0.55           7.56      7.56
 2004                  18.59   18.59          6,295        117,023     ----          0.55           6.98      6.98
 2003                  17.38   17.38         10,701        185,968     ----          0.55          27.09     27.09

 Technology
 2007                  14.56   14.56          7,649        111,378     ----          0.55           7.11      7.11
 2006                  13.59   13.59         10,137        137,799     ----          0.55           9.88      9.88
 2005                  12.37   12.37         16,526        204,463     ----          0.55           1.62      1.62
 2004                  12.18   12.18          9,651        117,507     ----          0.55           4.06      4.06
 2003                  11.70   11.70          5,429         63,519     ----          0.55          44.51     44.51


                                     FS-54

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Janus:

 Growth
 2007                  26.20   26.20          4,306        112,804     0.71          0.55          14.46     14.46
 2006                  22.89   22.89          5,115        117,074     0.48          0.55          10.77     10.77
 2005                  20.66   20.66         69,274      1,431,254     0.37          0.55           3.72      3.72
 2004                  19.92   19.92         33,296        663,269     0.57          0.55           3.94      3.94
 2003                  19.16   19.16          3,583         68,666     0.09          0.55          26.00     26.00

 Neuberger Berman:

 Balanced
 2007                  32.38   32.38         17,328        561,064     1.19          0.55          14.97     14.97
 2006                  28.16   28.16         18,422        518,845     0.85          0.55          10.06     10.06
 2005                  25.59   25.59         19,254        492,686     0.77          0.55           8.59      8.59
 2004                  23.57   23.57         38,806        914,487     2.50          0.55           8.71      8.71
 2003                  21.68   21.68          6,263        135,774     1.69          0.55          15.64     15.64

 Growth
 2007                  51.12   51.12          7,427        379,630     ----          0.55          22.02     22.02
 2006                  41.89   41.89          4,728        198,041     ----          0.55          13.45     13.45
 2005                  36.93   36.93          6,346        234,318     ----          0.55          12.88     12.88
 2004                  32.71   32.71          9,741        318,649     ----          0.55          15.96     15.96
 2003                  28.21   28.21          5,083        143,397     ----          0.55          30.69     30.69

 Limited Maturity Bond
 2007                  20.76   20.76         11,367        236,003     2.74          0.55           4.20      4.20
 2006                  19.93   19.93         12,235        243,785     3.26          0.55           3.63      3.63
 2005                  19.23   19.23         18,688        359,323     2.85          0.55           0.89      0.89
 2004                  19.06   19.06         15,003        285,919     2.33          0.55           0.23      0.23
 2003                  19.01   19.01         15,429        293,374     3.78          0.55           1.86      1.86

 Partners
 2007                  37.24   37.24         18,981        706,916     0.60          0.55           8.73      8.73
 2006                  34.25   34.25         25,926        887,993     0.73          0.55          11.63     11.63
 2005                  30.68   30.68         41,916      1,286,125     1.16          0.55          17.40     17.40
 2004                  26.14   26.14         23,615        617,180     0.01          0.55          18.32     18.32
 2003                  22.09   22.09         23,147        511,263     ----          0.55          34.36     34.36

 Rydex:

 Nova
 2007                  10.23   13.87         78,090        940,125     0.47          0.55           0.57      0.57
 2006                  10.17   13.79        395,249      5,329,823     1.55          0.55          18.62     18.62
 2005                   8.57   11.62        447,444      5,149,062     0.57          0.55           0.74      3.40
 2004                  11.24   11.24        880,971      9,902,849     0.02          0.55          14.00     14.00
 2003                   9.86    9.86         70,894        699,073     ----          0.55          38.43     38.43


                                     FS-55

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Rydex, continued:

 OTC
 2007                  17.90   18.41         77,132      1,392,619     0.07          0.55          17.18     17.18
 2006                  15.28   15.71        310,432      4,856,795     ----          0.55           5.20      5.20
 2005                  14.52   14.93        328,201      4,896,859     ----          0.55           0.56      0.86
 2004                  14.85   14.85        279,555      4,151,581     ----          0.55           8.75      8.75
 2003                  13.66   13.66         56,178        767,171     ----          0.55          44.62     44.62

 Precious Metals
 2007                  14.34   14.85        340,976      4,989,846     ----          0.55          18.90     18.90
 2006                  12.06   12.49        304,041      3,741,211     ----          0.55          20.77     20.77
 2005                   9.99   10.34        146,643      1,465,837     ----          0.55          20.23     32.24
 2004                   8.31    8.31        140,385      1,165,996     ----          0.55         (14.69)   (14.69)
 2003                   9.74    9.74        162,986      1,586,826     ----          0.55          40.14     40.14

 Inv. S&P 500
 2007                   4.75    5.28        172,085        877,066     2.80          0.55           0.27      0.27
 2006                   4.74    5.27         93,469        464,437     2.47          0.55          (8.01)    (8.01)
 2005                   5.15    5.73        162,666        927,245     ----          0.55          (3.57)    (1.31)
 2004                   5.80    5.80         36,374        211,085     ----          0.55         (10.70)   (10.70)
 2003                   6.50    6.50         19,281        125,298     ----          0.55         (24.07)   (24.07)

 Gov. Long Bond
 2007                  13.01   17.05        122,027      1,690,171     3.59          0.55           9.16      9.16
 2006                  11.92   15.62         92,526      1,204,890     3.64          0.55          (3.87)    (3.67)
 2005                  16.21   16.21         30,759        498,611     3.14          0.55           7.13      7.13
 2004                  15.13   15.13          1,825         27,622     3.37          0.55           7.82      7.82
 2003                  14.03   14.03          2,057         28,878     3.20          0.55          (1.17)    (1.17)

 Inverse OTC
 2007                  18.62   18.62          5,161         96,106     2.91          0.55         (11.77)   (11.77)
 2006                  21.11   21.11          2,864         60,455     1.35          0.55          (1.70)    (1.70)
 2005                  21.51   21.51           ----           ----     ----          0.55          (6.24)    (6.24)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Inv. Long Bond
 2007                  21.25   21.25          7,004        148,805     3.57          0.55          (5.04)    (5.04)
 2006                  22.37   22.37         10,490        234,706     6.09          0.55           5.19      5.19
 2005                   ----    ----           ----           ----     ----          ----           ----      ----
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----



                                     FS-56

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Rydex, continued:

 Russell
 2007                  38.90   38.90         20,979        815,994     2.03          0.55          (7.25)    (7.25)
 2006                  41.94   41.94         24,926      1,045,308     0.56          0.55          20.19     20.19
 2005                  34.89   34.89          2,332         81,370     0.42          0.55           1.73      1.73
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Sector Rotation
 2007                  17.14   17.14        114,316      1,959,170     ----          0.55          22.07     22.07
 2006                  14.04   14.04         91,439      1,283,762     ----          0.55          10.78     10.78
 2005                  12.67   12.67          8,744        110,822     ----          0.55           4.22      4.22
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Third Avenue:

 Value
 2007                  30.83   32.13        472,613     14,827,118     2.30          0.55          (5.33)    (5.33)
 2006                  32.57   33.94        381,483     12,620,684     1.43          0.55          15.15     15.15
 2005                  28.28   29.47        306,348      8,999,501     1.24          0.55          11.14     14.00
 2004                  25.86   25.86        168,797      4,364,316     0.55          0.55          19.24     19.24
 2003                  21.68   21.68         62,363      1,352,262     0.19          0.55          41.76     41.76

 Vanguard:

 Money Market
 2007                   1.11    1.17     48,131,794     54,415,617     5.10          0.55           4.66      4.66
 2006                   1.06    1.12     42,795,654     46,352,623     4.99          0.55           4.46      4.46
 2005                   1.02    1.07     20,580,095     21,857,602     3.11          0.55           1.58      2.62
 2004                   1.04    1.04     16,560,178     17,244,326     1.28          0.55           0.72      0.72
 2003                   1.03    1.03     15,664,418     16,194,841     0.99          0.55           0.45      0.45

 Equity Index
 2007                  35.52   40.87        762,415     26,625,611     1.53          0.55           4.80      4.80
 2006                  31.99   38.99        631,029     20,791,601     0.56          0.55          15.08     15.08
 2005                  27.80   33.89         92,141      2,954,754     1.44          0.55           4.22      5.05
 2004                  32.51   32.51         53,526      1,740,260     0.98          0.55          10.20     10.20
 2003                  29.50   29.50         63,356      1,869,265     0.95          0.55          27.77     27.77

 Total Bond
 2007                  12.34   14.61      1,935,914     24,310,003     3.42          0.55           6.40      6.40
 2006                  11.60   13.73      1,344,627     15,947,242     2.24          0.55           3.74      3.74
 2005                  11.18   13.23        405,719      4,881,337     2.41          0.55           0.09      1.84
 2004                  13.00   13.00         57,321        744,899     3.77          0.55           3.63      3.63
 2003                  12.54   12.54         20,081        251,804     5.58          0.55           3.45      3.45


                                     FS-57

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Vanguard, continued:

 REIT Index
 2007                  22.50   28.99        539,700     12,404,118     2.08          0.55         (17.06)   (17.06)
 2006                  27.13   34.95        661,898     18,456,625     0.71          0.55          34.19     34.19
 2005                  20.22   26.04         96,607      2,285,294     3.34          0.55           5.35     11.22
 2004                  23.41   23.41         86,135      2,016,796     6.81          0.55          29.80     29.80
 2003                  18.04   18.04        242,740      4,378,848     0.31          0.55          34.75     34.75

 Mid-Cap
 2007                  21.86   24.22        822,552     18,086,175     1.20          0.55           5.56      5.56
 2006                  20.71   22.94        787,017     16,397,767     0.26          0.55          13.13     13.13
 2005                  18.31   20.28         82,297      1,606,048     0.79          0.55           5.11     13.35
 2004                  17.89   17.89         45,218        808,957     0.58          0.55          19.66     19.66
 2003                  14.95   14.95         33,814        505,553     0.27          0.55          33.33     33.33

 Stock Market Index
 2007                  35.43   35.43        304,394     10,784,409     0.99          0.55           4.59      4.59
 2006                  33.88   33.88        265,291      8,986,977     0.10          0.55          14.89     14.89
 2005                  29.48   29.48          5,337        157,346     ----          0.55           2.70      2.70
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Equity Income
 2007                  23.15   30.49        482,703     12,683,561     2.51          0.55           3.96      3.96
 2006                  22.27   29.33        411,421     10,214,549     1.46          0.55          20.04     20.04
 2005                  18.55   24.43        122,247      2,809,276     2.24          0.55           3.17      3.57
 2004                  23.59   23.59         60,232      1,420,992     1.86          0.55          12.70     12.70
 2003                  20.93   20.93         18,830        394,194     1.28          0.55          23.76     23.76

 Growth
 2007                  14.36   15.05        656,471      9,452,696     0.72          0.55           9.61      9.61
 2006                  13.10   13.73        619,520      8,142,998     0.11          0.55           1.36      1.36
 2005                  12.92   13.55        165,618      2,177,134     0.22          0.55           6.53     10.88
 2004                  12.22   12.22         19,449        237,587     0.32          0.55           6.66      6.66
 2003                  11.45   11.45          5,120         58,633     0.25          0.55          25.44     25.44

 High Yield Bond
 2007                   9.36   12.10        621,014      6,099,866     6.73          0.55           1.39      1.39
 2006                   9.23   11.93        589,079      5,742,313     3.96          0.55           7.68      7.68
 2005                   8.57   11.08        180,994      1,926,376     7.05          0.55           0.52      2.19
 2004                  10.85   10.85         85,431        926,544    17.25          0.55           7.93      7.93
 2003                  10.05   10.05         58,993        592,805     5.88          0.55          16.23     16.23


                                     FS-58


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 Vanguard, continued:

 Balanced
 2007                  23.42   23.42        459,356     10,756,303     2.73          0.55           7.76      7.76
 2006                  21.73   21.73        462,269     10,044,676     0.37          0.55          14.33     14.33
 2005                  19.00   19.00          9,440        179,405     ----          0.55           3.12      3.12
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 International
 2007                  25.50   27.51      1,624,733     41,962,849     1.61          0.55          16.77     16.77
 2006                  21.84   23.56      1,439,558     31,859,581     0.53          0.55          26.06     26.06
 2005                  17.32   18.69        340,392      6,266,437     1.03          0.55          15.67     17.20
 2004                  16.15   16.15        120,638      1,948,874     0.91          0.55          18.77     18.77
 2003                  13.60   13.60         42,822        582,469     0.58          0.55          34.14     34.14

 Diversified
 2007                  17.51   18.54      1,107,816     19,768,594     1.78          0.55           3.36      3.36
 2006                  16.94   17.94        850,501     14,638,265     0.98          0.55          18.23     18.23
 2005                  14.32   15.17        251,942      3,786,037     1.27          0.55           2.47      7.03
 2004                  14.18   14.18        153,437      2,175,006     1.16          0.55          19.80     19.80
 2003                  11.83   11.83         23,492        277,957     0.91          0.55          30.41     30.41

 Small Company Growth
 2007                  22.13   23.81        518,349     11,521,567     0.50          0.55           3.20      3.20
 2006                  21.45   23.07        506,669     10,931,042     0.11          0.55           9.61      9.61
 2005                  19.57   21.05         70,417      1,443,515     ----          0.55           3.53      5.68
 2004                  19.92   19.92         30,773        612,887     0.07          0.55          14.67     14.67
 2003                  17.37   17.37         25,276        439,014     ----          0.55          40.31     40.31

 Wells Fargo:

 Discovery
 2007                  19.81   19.81         18,963        375,675     ----          0.55          21.65     21.65
 2006                  16.29   16.29         20,286        330,366     ----          0.55          14.02     14.02
 2005                  14.28   14.28         16,959        242,220     ----          0.55          15.37     15.37
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Opportunity
 2007                  54.28   54.28         12,901        700,202     0.60          0.55           6.09      6.09
 2006                  51.16   51.16         12,124        620,282     ----          0.55          11.61     11.61
 2005                  45.84   45.84         17,405        797,882     ----          0.55           7.30      7.30
 2004                  42.72   42.72         20,682        883,612     ----          0.55          17.57     17.57
 2003                  36.34   36.34         16,729        607,911     0.08          0.55          36.26     36.26



                                     FS-59



5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max
 ProFunds:

 Bull
 2007                  32.62   32.62         21,372        697,200     0.47          0.90           2.62      2.62
 2006                  31.79   31.79         45,737      1,453,929     0.26          0.90          12.64     12.64
 2005                  28.22   28.22         19,017        536,665     0.25          0.90           3.93      3.93
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Europe
 2007                  36.89   36.89         33,583      1,238,891     1.16          0.90          13.55     13.55
 2006                  32.49   32.49         30,515        991,362     0.20          0.90          16.46     16.46
 2005                  27.90   27.90            207          5,764     0.41          0.90           0.15      0.15
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Mid-Cap
 2007                  38.58   38.58            866         33,420     0.11          0.90           0.06      0.06
 2006                  38.56   38.56          6,505        250,822     0.01          0.90          11.30     11.30
 2005                  34.64   34.64         14,013        485,481     ----          0.90           3.20      3.20
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 OTC
 2007                  18.26   18.26         15,006        273,961     ----          0.90          16.57     16.57
 2006                  15.66   15.66         61,857        968,772     ----          0.90           4.52      4.52
 2005                  14.98   14.98         40,009        599,483     ----          0.90           8.40      8.40
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Small-Cap
 2007                  40.53   40.53            264         10,721     0.16          0.90          (3.10)    (3.10)
 2006                  41.83   41.83          8,293        346,872     ----          0.90          13.73     13.73
 2005                  36.78   36.78         11,363        417,911     ----          0.90           3.28      3.28
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----

 Small-Cap Value
 2007                  35.10   35.10            886         31,085     ----          0.90          (8.06)    (8.06)
 2006                  38.17   38.17          2,435         92,952     ----          0.90          16.38     16.38
 2005                  32.80   32.80         13,386        439,058     ----          0.90          (0.49)    (0.49)
 2004                   ----    ----           ----           ----     ----          ----           ----      ----
 2003                   ----    ----           ----           ----     ----          ----           ----      ----



                                     FS-60


5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                               Min       Max

 ProFunds, continued:

 Classic Dow
 2007                  38.23   38.23          7,922        302,855    0.46           0.90          11.92     11.92
 2006                  34.16   34.16         20,527        701,180    ----           0.90           5.23      5.23
 2005                   ----    ----           ----           ----    ----           ----           ----      ----
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Bear
 2007                  25.84   25.84            820         21,191    2.16           0.90          (3.05)    (3.05)
 2006                  25.77   25.77          5,920        152,555    0.84           0.90          (7.05)    (7.05)
 2005                  28.10   28.10         59,086      1,660,464    ----           0.90          (3.59)    (3.59)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Short OTC
 2007                  16.02   16.02         10,417        166,904    3.00           0.90         (12.26)   (12.26)
 2006                  18.07   18.07          7,955        143,707    2.34           0.90          (2.25)    (2.25)
 2005                  18.48   18.48         17,318        320,062    ----           0.90          (7.87)    (7.87)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Short Small-Cap
 2007                  15.18   15.18         20,065        304,673    0.63           0.90           2.33      2.33
 2006                  14.57   14.57          5,273         76,802    0.27           0.90          (7.38)    (7.38)
 2005                  16.62   16.62           ----           ----    ----           0.90          (2.33)    (2.33)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Short Dow
 2007                  27.36   27.36             93          2,537    5.37           0.90          (5.53)    (5.53)
 2006                  28.06   28.06            219          6,133    ----           0.90          (6.46)    (6.46)
 2005                   ----    ----           ----           ----    ----           ----           ----      ----
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 UltraMid
 2007                  43.60   43.60            141          6,154    0.82           0.90           5.02      5.02
 2006                  41.51   41.51             44          1,820    ----           0.90           9.65      9.65
 2005                  37.86   37.86            154          5,820    ----           0.90           3.53      3.53
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----



                                     FS-61

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds, continued:

 UltraOTC
 2007                  55.64   55.64         13,543        753,499    ----           0.90          27.33     27.33
 2006                  43.70   43.70          2,034         88,859    ----           0.90          (8.40)    (8.40)
 2005                   2.96    2.96        110,287        325,978    ----           0.90           8.04      8.04
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 UltraSmall
 2007                  32.92   32.92          7,657        252,043    1.91           0.90         (13.96)   (13.96)
 2006                  38.26   38.26          1,278         48,879    0.01           0.90          24.88     24.88
 2005                  30.63   30.63            658         20,144    ----           0.90          (3.32)    (3.32)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 UltraBull
 2007                  25.13   25.13         71,811      1,804,875    0.84           0.90          (0.05)    (0.05)
 2006                  25.15   25.15          5,976        150,289    0.09           0.90          21.96     21.96
 2005                  20.62   20.62             98          2,015    ----           0.90           4.91      4.91
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 U.S. Gov. Plus
 2007                  33.80   33.80         28,719        970,789    3.52           0.90           9.12      9.12
 2006                  30.98   30.98          4,786        148,265    3.32           0.90          (5.40)    (5.40)
 2005                  32.74   32.74          8,112        265,628    0.75           0.90          (4.30)    (4.30)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Opportunity
 2007                  18.48   18.48            965         17,835    ----           0.90          (5.32)    (5.32)
 2006                  20.85   20.85          8,742        182,253    0.01           0.90           9.17      9.17
 2005                  19.10   19.10        113,830      2,173,863    ----           0.90          (2.11)    (2.11)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Oil & Gas
 2007                  75.16   75.16          5,476        411,581    ----           0.90          31.28     31.28
 2006                  57.25   57.25          7,065        404,459    ----           0.90          19.55     19.55
 2005                  47.89   47.89            646         30,917    ----           0.90           4.44      4.44
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----



                                     FS-62

5.  FINANCIAL HIGHLIGHTS, continued

                                    At December 31                        For the Periods Ended December 31
                    ---------------------------------------------- -------------------------------------------------
                                                                      Inv.
                          Unit                        Net Assets     Income        Expense            Total
                        Value ($)          Units         ($)        Ratio %        Ratio %           Return %
                    ------------------ ------------- ------------- ----------- ------------- -----------------------
                        Min      Max                                                                Min       Max
 ProFunds, continued:

 Precious Metals
 2007                  53.09   53.09         30,790      1,634,741    3.07           0.90          21.36     21.36
 2006                  43.75   43.75         10,039        439,196    0.86           0.90           6.40      6.40
 2005                  41.12   41.12            695         28,565    ----           0.90          15.20     15.20
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Real Estate
 2007                  55.84   55.84          3,043        169,922    0.65           0.90         (20.34)   (20.34)
 2006                  70.09   70.09          5,846        409,720    0.97           0.90          31.30     31.30
 2005                  53.38   53.38             31          1,659    0.09           0.90           0.50      0.50
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 High Yield
 2007                  28.92   28.92            851         24,615   10.59           0.90          (1.32)    (1.32)
 2006                  31.74   31.74          1,284         40,766    5.57           0.90           5.31      5.31
 2005                  30.94   30.94           ----           ----    ----           0.90          (0.89)    (0.89)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Money Market
 2007                   1.06    1.06     10,708,522     11,403,574    3.71           0.90           2.84      2.84
 2006                   1.04    1.04     15,408,022     15,955,576    3.67           0.90           2.78      2.78
 2005                   1.01    1.01      4,935,612      4,972,582    1.31           0.90           0.75      0.75
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----

 Pimco:

 Commodity
 2007                  14.62   14.62        610,037      8,917,987    4.61           0.55          22.56     22.56
 2006                  11.93   11.93        562,938      6,714,594    7.34           0.55          (3.63)    (3.63)
 2005                  12.38   12.38          2,221         27,483    1.14           0.55          (3.16)    (3.16)
 2004                   ----    ----           ----           ----    ----           ----           ----      ----
 2003                   ----    ----           ----           ----    ----           ----           ----      ----



6.  CHANGES IN UNITS OUTSTANDING

    The change in units outstanding for the periods ended December 31, were as follows:

                                                      2007                   2006
                                              ---------------------   --------------------
    Calvert:

    Balanced
    Units issued                                        476,451                 480,903
    Units redeemed                                     (472,734)               (197,439)
                                              ---------------------   --------------------
    Net increase(decrease)                                3,717                 283,464
                                              =====================   ====================

    International Equity
    Units issued                                         84,873                  94,678
    Units redeemed                                      (83,602)                (66,905)
                                              ---------------------   --------------------
    Net increase(decrease)                                1,271                  27,773
                                              =====================   ====================

    Mid Cap
    Units issued                                         21,673                  20,874
    Units redeemed                                       (9,047)                (10,516)
                                              ---------------------   --------------------
    Net increase(decrease)                               12,626                  10,358
                                              =====================   ====================

    Social Equity
    Units issued                                         16,594                  36,273
    Units redeemed                                       (6,900)                 (8,003)
                                              ---------------------   --------------------
    Net increase(decrease)                                9,694                  28,270
                                              =====================   ====================

    Ameritas:

    Income and Growth
    Units issued                                         24,053                  35,872
    Units redeemed                                      (24,048)                (34,237)
                                              ---------------------   --------------------
    Net increase(decrease)                                    5                   1,635
                                              =====================   ====================

    Index 500
    Units issued                                          5,243                   6,547
    Units redeemed                                       (6,826)                 (7,177)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,583)                   (630)
                                              =====================   ====================

    MidCap
    Units issued                                         23,026                   5,267
    Units redeemed                                      (10,822)                 (9,336)
                                              ---------------------   --------------------
    Net increase(decrease)                               12,204                  (4,069)
                                              =====================   ====================

    Small Cap
    Units issued                                         10,430                  15,902
    Units redeemed                                       (7,568)                (13,783)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,862                   2,119
                                              =====================   ====================



                                     FS-64


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    Scudder:

    Small Cap
    Units issued                                         24,146                  98,986
    Units redeemed                                      (35,939)               (116,894)
                                              ---------------------   --------------------
    Net increase(decrease)                              (11,793)                (17,908)
                                              =====================   ====================

    Fidelity:

    Overseas IC
    Units issued                                        138,531                 217,884
    Units redeemed                                     (110,264)                (44,222)
                                              ---------------------   --------------------
    Net increase(decrease)                               28,267                 173,662
                                              =====================   ====================

    Inv. Grade Bond IC
    Units issued                                        320,278                 445,483
    Units redeemed                                     (203,058)               (198,204)
                                              ---------------------   --------------------
    Net increase(decrease)                              117,220                 247,279
                                              =====================   ====================

    Equity Income IC
    Units issued                                         50,380                 136,712
    Units redeemed                                      (57,198)                (23,537)
                                              ---------------------   --------------------
    Net increase(decrease)                               (6,818)                113,175
                                              =====================   ====================

    Growth IC
    Units issued                                         51,859                  91,254
    Units redeemed                                      (30,500)                 (5,367)
                                              ---------------------   --------------------
    Net increase(decrease)                               21,359                  85,887
                                              =====================   ====================

    High Income IC
    Units issued                                        158,925                 178,871
    Units redeemed                                     (128,586)                (49,361)
                                              ---------------------   --------------------
    Net increase(decrease)                               30,339                 129,510
                                              =====================   ====================

    High Income SC
    Units issued                                        608,471               1,033,676
    Units redeemed                                     (802,192)             (1,556,848)
                                              ---------------------   --------------------
    Net increase(decrease)                             (193,721)               (523,172)
                                              =====================   ====================

    Contrafund IC
    Units issued                                        286,324                 520,664
    Units redeemed                                     (239,035)                (86,855)
                                              ---------------------   --------------------
    Net increase(decrease)                               47,289                 433,809
                                              =====================   ====================

    Contrafund SC
    Units issued                                        293,939                 677,273
    Units redeemed                                     (447,645)               (411,855)
                                              ---------------------   --------------------
    Net increase(decrease)                             (153,706)                265,418
                                              =====================   ====================



                                     FS-65

6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    Fidelity, continued:

    Mid Cap IC
    Units issued                                         63,997                 192,867
    Units redeemed                                      (46,142)                (31,471)
                                              ---------------------   --------------------
    Net increase(decrease)                               17,855                 161,396
                                              =====================   ====================

    Mid Cap SC
    Units issued                                         28,381                  36,712
    Units redeemed                                      (44,267)               (154,698)
                                              ---------------------   --------------------
    Net increase(decrease)                              (15,886)               (117,986)
                                              =====================   ====================

    AIM:

    Financial
    Units issued                                         14,290                  16,389
    Units redeemed                                      (18,031)                (17,141)
                                              ---------------------   --------------------
    Net increase(decrease)                               (3,741)                   (752)
                                              =====================   ====================

    Health
    Units issued                                          8,343                  12,996
    Units redeemed                                       (9,226)                (14,273)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (883)                 (1,277)
                                              =====================   ====================

    Technology
    Units issued                                         12,125                  21,276
    Units redeemed                                      (14,613)                (27,665)
                                              ---------------------   --------------------
    Net increase(decrease)                               (2,488)                 (6,389)
                                              =====================   ====================

    Janus:

    Growth
    Units issued                                           ----                    ----
    Units redeemed                                         (809)                (64,159)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (809)                (64,159)
                                              =====================   ====================

    Neuberger Berman:

    Balanced
    Units issued                                          1,980                  12,517
    Units redeemed                                       (3,074)                (13,349)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,094)                   (832)
                                              =====================   ====================

    Growth
    Units issued                                         15,408                   2,395
    Units redeemed                                      (12,709)                 (4,013)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,699                  (1,618)
                                              =====================   ====================

    Limited Maturity Bond
    Units issued                                          3,786                   7,570
    Units redeemed                                       (4,654)                (14,023)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (868)                 (6,453)
                                              =====================   ====================



                                     FS-66


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    Neuberger Berman, continued:

    Partners
    Units issued                                          6,259                  18,415
    Units redeemed                                      (13,204)                (34,405)
                                              ---------------------   --------------------
    Net increase(decrease)                               (6,945)                (15,990)
                                              =====================   ====================

    Rydex:

    Nova
    Units issued                                         684,153               4,039,152
    Units redeemed                                    (1,001,312)             (4,091,347)
                                              ---------------------   --------------------
    Net increase(decrease)                              (317,159)                (52,195)
                                              =====================   ====================

    OTC
    Units issued                                         197,079                 436,554
    Units redeemed                                      (430,379)               (454,323)
                                              ---------------------   --------------------
    Net increase(decrease)                              (233,300)                (17,769)
                                              =====================   ====================

    Precious Metals
    Units issued                                         949,861                 698,557
    Units redeemed                                      (912,926)               (541,159)
                                              ---------------------   --------------------
    Net increase(decrease)                                36,935                 157,398
                                              =====================   ====================

    Inv. S&P 500
    Units issued                                       1,024,009               3,531,900
    Units redeemed                                      (945,393)             (3,601,097)
                                              ---------------------   --------------------
    Net increase(decrease)                                78,616                 (69,197)
                                              =====================   ====================

    Gov. Long Bond
    Units issued                                         121,953                 179,305
    Units redeemed                                       (92,452)               (117,538)
                                              ---------------------   --------------------
    Net increase(decrease)                                29,501                  61,767
                                              =====================   ====================

    Inverse OTC
    Units issued                                          42,055                  27,619
    Units redeemed                                       (39,758)                (24,755)
                                              ---------------------   --------------------
    Net increase(decrease)                                 2,297                   2,864
                                              =====================   ====================

    Inv. Long Bond
    Units issued                                          17,624                  37,849
    Units redeemed                                       (21,110)                (27,359)
                                              ---------------------   --------------------
    Net increase(decrease)                                (3,486)                 10,490
                                              =====================   ====================

    Russell
    Units issued                                          14,697                  33,384
    Units redeemed                                       (18,644)                (10,790)
                                              ---------------------   --------------------
    Net increase(decrease)                                (3,947)                 22,594
                                              =====================   ====================



                                     FS-67



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    Rydex, continued:

    Sector Rotation
    Units issued                                          94,125                 113,786
    Units redeemed                                       (71,248)                (31,091)
                                              ---------------------   --------------------
    Net increase(decrease)                                22,877                  82,695
                                              =====================   ====================

    Third Avenue:

    Value
    Units issued                                         545,113                 727,697
    Units redeemed                                      (453,983)               (652,562)
                                              ---------------------   --------------------
    Net increase(decrease)                                91,130                  75,135
                                              =====================   ====================

    Vanguard:

    Money Market
    Units issued                                      88,957,088             209,975,468
    Units redeemed                                   (83,620,948)           (187,759,909)
                                              ---------------------   --------------------
    Net increase(decrease)                             5,336,140              22,215,559
                                              =====================   ====================

    Equity Index
    Units issued                                         685,459                 688,572
    Units redeemed                                      (554,073)               (149,684)
                                              ---------------------   --------------------
    Net increase(decrease)                               131,386                 538,888
                                              =====================   ====================

    Total Bond
    Units issued                                       1,544,400               1,548,249
    Units redeemed                                      (953,113)               (609,341)
                                              ---------------------   --------------------
    Net increase(decrease)                               591,287                 938,908
                                              =====================   ====================

    REIT Index
    Units issued                                         248,215                 729,713
    Units redeemed                                      (370,413)               (164,422)
                                              ---------------------   --------------------
    Net increase(decrease)                              (122,198)                565,291
                                              =====================   ====================

    Mid-Cap
    Units issued                                         245,962                 829,876
    Units redeemed                                      (210,427)               (125,156)
                                              ---------------------   --------------------
    Net increase(decrease)                                35,535                 704,720
                                              =====================   ====================

    Stock Market Index
    Units issued                                         128,989                 292,877
    Units redeemed                                       (89,886)                (32,923)
                                              ---------------------   --------------------
    Net increase(decrease)                                39,103                 259,954
                                              =====================   ====================

    Equity Income
    Units issued                                         547,240                 375,549
    Units redeemed                                      (475,958)                (86,375)
                                              ---------------------   --------------------
    Net increase(decrease)                                71,282                 289,174
                                              =====================   ====================



                                     FS-68



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    Vanguard, continued:

    Growth
    Units issued                                        383,974                 739,115
    Units redeemed                                     (347,023)               (285,213)
                                              ---------------------   --------------------
    Net increase(decrease)                               36,951                 453,902
                                              =====================   ====================

    High Yield Bond
    Units issued                                        420,683                 767,313
    Units redeemed                                     (388,748)               (359,228)
                                              ---------------------   --------------------
    Net increase(decrease)                               31,935                 408,085
                                              =====================   ====================

    Balanced
    Units issued                                        149,969                 496,073
    Units redeemed                                     (152,882)                (43,244)
                                              ---------------------   --------------------
    Net increase(decrease)                               (2,913)                452,829
                                              =====================   ====================

    International
    Units issued                                        861,315               1,648,027
    Units redeemed                                     (676,140)               (548,861)
                                              ---------------------   --------------------
    Net increase(decrease)                              185,175               1,099,166
                                              =====================   ====================

    Diversified
    Units issued                                      1,324,123               1,025,689
    Units redeemed                                   (1,066,808)               (427,130)
                                              ---------------------   --------------------
    Net increase(decrease)                              257,315                 598,559
                                              =====================   ====================

    Small Company Growth
    Units issued                                        311,314                 603,596
    Units redeemed                                     (299,634)               (167,344)
                                              ---------------------   --------------------
    Net increase(decrease)                               11,680                 436,252
                                              =====================   ====================

    Wells Fargo:

    Discovery
    Units issued                                         12,161                   4,403
    Units redeemed                                      (13,484)                 (1,076)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,323)                  3,327
                                              =====================   ====================

    Opportunity
    Units issued                                          1,452                     421
    Units redeemed                                         (675)                 (5,702)
                                              ---------------------   --------------------
    Net increase(decrease)                                  777                  (5,281)
                                              =====================   ====================



                                     FS-69



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    ProFunds:

    Bull
    Units issued                                         38,020                 435,069
    Units redeemed                                      (62,385)               (408,349)
                                              ---------------------   --------------------
    Net increase(decrease)                              (24,365)                 26,720
                                              =====================   ====================

    Europe
    Units issued                                        100,348                  76,805
    Units redeemed                                      (97,280)                (46,497)
                                              ---------------------   --------------------
    Net increase(decrease)                                3,068                  30,308
                                              =====================   ====================

    Mid-Cap
    Units issued                                         37,897                  81,811
    Units redeemed                                      (43,536)                (89,319)
                                              ---------------------   --------------------
    Net increase(decrease)                               (5,639)                 (7,508)
                                              =====================   ====================

    OTC
    Units issued                                         69,104                 435,914
    Units redeemed                                     (115,955)               (414,066)
                                              ---------------------   --------------------
    Net increase(decrease)                              (46,851)                 21,848
                                              =====================   ====================

    Small-Cap
    Units issued                                        121,630                 327,332
    Units redeemed                                     (129,659)               (330,402)
                                              ---------------------   --------------------
    Net increase(decrease)                               (8,029)                 (3,070)
                                              =====================   ====================

    Small-Cap Value
    Units issued                                         19,816                  57,540
    Units redeemed                                      (21,365)                (68,491)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,549)                (10,951)
                                              =====================   ====================

    Classic Dow
    Units issued                                      2,242,078                 857,195
    Units redeemed                                   (2,254,683)               (836,668)
                                               ---------------------   --------------------
    Net increase(decrease)                              (12,605)                 20,527
                                              =====================   ====================

    Bear
    Units issued                                        339,075                 455,361
    Units redeemed                                     (344,175)               (508,527)
                                              ---------------------   --------------------
    Net increase(decrease)                               (5,100)                (53,166)
                                              =====================   ====================

    Short OTC
    Units issued                                      5,087,139               1,792,209
    Units redeemed                                   (5,084,677)             (1,801,572)
                                              ---------------------   --------------------
    Net increase(decrease)                                2,462                   9,363
                                              =====================   ====================




                                     FS-70


6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    ProFunds, continued:

    Short Small-Cap
    Units issued                                      1,147,981               1,825,554
    Units redeemed                                   (1,133,189)             (1,820,281)
                                              ---------------------   --------------------
    Net increase(decrease)                               14,792                   5,273
                                              =====================   ====================

    Short Dow
    Units issued                                        283,269                  63,984
    Units redeemed                                     (283,395)                (63,765)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (126)                    219
                                              =====================   ====================

    UltraMid
    Units issued                                        754,137                 496,413
    Units redeemed                                     (754,040)               (496,523)
                                              ---------------------   --------------------
    Net increase(decrease)                                   97                    (110)
                                              =====================   ====================

    UltraOTC
    Units issued                                      2,906,994              11,653,822
    Units redeemed                                   (2,895,485)            (11,762,075)
                                              ---------------------   --------------------
    Net increase(decrease)                               11,509                (108,253)
                                              =====================   ====================

    UltraSmall
    Units issued                                      1,925,775               2,300,744
    Units redeemed                                   (1,919,396)             (2,300,124)
                                              ---------------------   --------------------
    Net increase(decrease)                                6,379                     620
                                              =====================   ====================

    UltraBull
    Units issued                                      3,045,224               3,655,217
    Units redeemed                                   (2,979,389)             (3,649,339)
                                              ---------------------   --------------------
    Net increase(decrease)                               65,835                   5,878
                                              =====================   ====================

    U.S. Gov. Plus
    Units issued                                        202,273               3,431,813
    Units redeemed                                     (178,340)             (3,435,139)
                                              ---------------------   --------------------
    Net increase(decrease)                               23,933                  (3,326)
                                              =====================   ====================

    Opportunity
    Units issued                                        735,015               3,311,381
    Units redeemed                                     (742,792)             (3,416,469)
                                              ---------------------   --------------------
    Net increase(decrease)                               (7,777)               (105,088)
                                              =====================   ====================

    Oil & Gas
    Units issued                                         46,683                 117,806
    Units redeemed                                      (48,272)               (111,387)
                                              ---------------------   --------------------
    Net increase(decrease)                               (1,589)                  6,419
                                              =====================   ====================



                                     FS-71



6.  CHANGES IN UNITS OUTSTANDING, continued

                                                      2007                   2006
                                              ---------------------   --------------------
    ProFunds, continued:

    Precious Metals
    Units issued                                         60,545                  75,392
    Units redeemed                                      (39,794)                (66,048)
                                              ---------------------   --------------------
    Net increase(decrease)                               20,751                   9,344
                                              =====================   ====================

    Real Estate
    Units issued                                         34,904                  40,208
    Units redeemed                                      (37,707)                (34,393)
                                              ---------------------   --------------------
    Net increase(decrease)                               (2,803)                  5,815
                                              =====================   ====================

    High Yield
    Units issued                                         12,105                   6,407
    Units redeemed                                      (12,538)                 (5,123)
                                              ---------------------   --------------------
    Net increase(decrease)                                 (433)                  1,284
                                              =====================   ====================

    Money Market
    Units issued                                    869,122,128           1,091,153,627
    Units redeemed                                 (873,821,628)         (1,080,681,217)
                                              ---------------------   --------------------
    Net increase(decrease)                           (4,699,500)             10,472,410
                                              =====================   ====================

    Pimco:

    Commodity
    Units issued                                        184,523                 603,216
    Units redeemed                                     (137,424)                (42,499)
                                              ---------------------   --------------------
    Net increase(decrease)                               47,099                 560,717
                                              =====================   ====================

                          AMERITAS LIFE INSURANCE CORP.

                      STATUTORY FINANCIAL STATEMENTS AS OF

            DECEMBER 31, 2007 AND 2006 (RESTATED) AND FOR EACH OF THE

                THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2007

                        AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements give retroactive effect to the merger of the Company and Ameritas Variable Life Insurance Company, which has been accounted for as a statutory merger as described in Note 2 to the financial statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of Ameritas Life Insurance Corp. as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, on the basis of accounting described in Note 1.

As discussed in Note 20, the accompanying 2006 and 2005 statutory financial statements have been restated.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 28, 2008

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                              LIABILITIES AND SURPLUS
                                                  (in thousands)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                               ADMITTED ASSETS                                      2007            See Note 20
                                                                              ------------------ -------------------
    Bonds                                                                      $     1,610,609    $     1,594,673
    Preferred stocks   - unaffiliated                                                   31,921              8,970
                       - affiliated                                                     17,510             20,000
    Common stocks      - unaffiliated                                                  207,390            204,837
                       - affiliated                                                     83,043             49,192
    Mortgage loans                                                                     370,356            341,542
    Real estate  - properties occupied by the company                                   28,417             28,500
                 - properties held for the production of income                         37,446             37,910
                 - properties held for sale                                                  -             10,229
    Cash and cash equivalents                                                          (10,494)            12,085
    Short-term investments                                                              19,495             26,285
    Loans on insurance contracts                                                       105,747            101,699
    Partnerships and limited liability companies - real estate                          26,243             18,231
    Partnerships  - joint ventures                                                      76,401             63,367
    Other investments                                                                    3,455                962
    Receivable for securities                                                            8,066              4,593
                                                                              ------------------ -------------------

                  Total Cash and Invested Assets                                     2,615,605          2,523,075
                                                                              ------------------ -------------------

    Accrued investment income                                                           23,937             24,615
    Deferred and uncollected premiums                                                   18,984             21,098
    Current federal income taxes receivable - affiliates                                 9,050                  -
    Deferred tax asset                                                                  15,763             14,813
    Accounts receivable - affiliates                                                     1,333              4,672
    Data processing and other admitted assets                                            8,072              7,929
    Goodwill                                                                             4,587              5,667
    Separate accounts                                                                3,694,975          3,378,838
                                                                              ------------------ -------------------

                      Total Admitted Assets                                    $     6,392,306    $     5,980,707
                                                                              ================== ===================



The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                     STATUTORY STATEMENTS OF ADMITTED ASSETS,
                                             LIABILITIES AND SURPLUS
                                         (in thousands, except share data)

                                                                                           December 31
                                                                              --------------------------------------
                                                                                                        2006
                                                                                                    As Restated,
                           LIABILITIES AND SURPLUS                                  2007            See Note 20
                                                                              ------------------ -------------------
Policy reserves                                                                $     1,580,554    $     1,566,418
Deposit-type funds                                                                     109,239             91,531
Reserves for unpaid claims                                                              33,770             34,531
Dividends payable to policyowners                                                       10,171             10,260
Interest maintenance reserve                                                             2,323              2,786
Accrued separate account transfers                                                     (87,191)           (91,802)
Current federal income taxes payable - affiliates                                            -              2,936
Asset valuation reserve                                                                 68,603             62,456
Accounts payable - affiliates                                                            2,179                375
Borrowed money - affiliates                                                             17,479             27,466
Payable for securities                                                                   5,375                385
Other liabilities                                                                       76,709             80,291
Separate accounts                                                                    3,694,975          3,378,838
                                                                              ------------------ -------------------

                  Total Liabilities                                                  5,514,186          5,166,471
                                                                              ------------------ -------------------

Common stock, par value $0.10 per share; 25,000,000 shares
  authorized, issued and outstanding                                                     2,500              2,500
Additional paid-in capital                                                               5,000              5,000
Unassigned surplus                                                                     870,620            806,736
                                                                              ------------------ -------------------

                  Total Surplus                                                        878,120            814,236
                                                                              ------------------ -------------------
                      Total Liabilities and Surplus                            $     6,392,306    $     5,980,707
                                                                              ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF OPERATIONS
                                                  (in thousands)

                                                                           Years Ended December 31
                                                          ----------------------------------------------------------
                                                                                    2006                2005
                                                                                As Restated,        As Restated,
                                                                 2007           See Note 20         See Note 20
                                                          ------------------- ------------------ -------------------
INCOME
Premium income                                             $     1,056,206     $     1,124,557    $       934,158
Net investment income                                              137,185             133,519            141,899
Miscellaneous income                                                53,054              50,072             50,283
                                                          ------------------- ------------------ -------------------
                  Total income                                   1,246,445           1,308,148          1,126,340
                                                          ------------------- ------------------ -------------------


EXPENSES
Benefits to policyowners                                           900,640             902,088            859,355
Change in policy reserves                                           14,136             (58,306)           (10,671)
Commissions                                                         57,760              63,961             66,225
General insurance expenses                                         136,709             118,429            126,358
Taxes, licenses and fees                                            17,709              15,091             14,674
Net premium transferred to(from)
  separate accounts                                                 32,454             180,736            (17,044)
                                                          ------------------- ------------------ -------------------
                  Total expenses                                 1,159,408           1,221,999          1,038,897
                                                          ------------------- ------------------ -------------------

Income before dividends, federal income taxes,
   and realized capital gains                                       87,037              86,149             87,443

Dividends appropriated for policyowners                             10,157              10,202             10,479
                                                          ------------------- ------------------ -------------------
Income before federal income taxes and                              76,880              75,947             76,964
   realized capital gains

Federal income tax expense                                          21,484              23,409             21,468
                                                          ------------------- ------------------ -------------------
Income from operations before realized capital gains                55,396              52,538             55,496

Realized capital gains on investments, net of tax
   expense of $13,432, $12,671 and $6,106 and transfers
   to(from) the interest maintenance reserve of $45,
   ($54) and $1,343 in 2007, 2006 and 2005, respectively            22,269              18,107             12,595
                                                          ------------------- ------------------ -------------------

Net income                                                 $        77,665     $        70,645    $        68,091
                                                          =================== ================== ===================


The accompanying notes are an integral part of these statutory financial statements.

                                                                 AMERITAS LIFE INSURANCE CORP.
                                                          STATUTORY STATEMENTS OF CHANGES IN SURPLUS
                                                     FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
                                                                        (in thousands)

                                                     Common Stock               Additional
                                              ------------------------------      Paid-in           Unassigned           Total
                                                 Shares          Amount           Capital            Surplus            Surplus
                                              -------------- --------------- -----------------  ----------------- ------------------
BALANCE, January 1, 2005                            25,000     $    2,500      $       5,000      $     696,276     $       703,776
     Net income                                          -              -                  -             68,091              68,091
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -              9,556               9,556
     Change in net deferred income taxes                 -              -                  -               (620)               (620)
     Change in non-admitted assets                       -              -                  -             (5,282)             (5,282)
     Change in liability for reinsurance
       in unauthorized companies, net of tax                                                                 (1)                 (1)
     Cumulative effect of change in
       accounting principle                              -              -                  -               (831)               (831)
     Change in asset valuation reserve                   -              -                  -            (17,058)            (17,058)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2005                          25,000     $    2,500      $       5,000      $     750,131     $       757,631
     Net income                                          -              -                  -             70,645              70,645
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -            (23,358)            (23,358)
     Change in net deferred income taxes                 -              -                  -              2,114               2,114
     Change in non-admitted assets                       -              -                  -                514                 514
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                  3                   3
     Cumulative effect of change in
       accounting principle                              -              -                  -               (676)               (676)
     Change in asset valuation reserve                   -              -                  -              7,363               7,363
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2006                          25,000     $    2,500      $       5,000      $     806,736     $       814,236
     Net income                                          -              -                  -             77,665              77,665
     Change in net unrealized gains on
       investments, net of taxes                         -              -                  -             (3,629)             (3,629)
     Change in net deferred income taxes                 -              -                  -              4,124               4,124
     Change in non-admitted assets                       -              -                  -             (6,811)             (6,811)
     Change in liability for reinsurance
       in unauthorized companies, net of tax             -              -                  -                (26)                (26)
     Correction of error (see Note 20)                   -              -                  -             (1,292)             (1,292)
     Change in asset valuation reserve                   -              -                  -             (6,147)             (6,147)
                                              -------------- --------------- -----------------  ----------------- ------------------

BALANCE, December 31, 2007                          25,000     $    2,500      $       5,000      $     870,620     $       878,120
                                              ============== =============== =================  ================= ==================

The accompanying notes are an integral part of these statutory financial statements.

                                           AMERITAS LIFE INSURANCE CORP.
                                        STATUTORY STATEMENTS OF CASH FLOWS
                                                   (in thousands)

                                                                             Years Ended December 31
                                                               -----------------------------------------------------
                                                                                       2006              2005
                                                                                   As Restated,      As Restated,
                                                                      2007         See Note 20       See Note 20
OPERATING ACTIVITIES                                          ----------------- ---------------- ------------------
 Premium collected net of reinsurance                           $     1,055,551   $    1,125,683   $       931,119
 Net investment income received                                         141,558          136,426           146,546
 Miscellaneous income                                                    67,577           61,080            60,019
 Benefits paid to policyowners                                         (896,566)        (899,323)         (853,533)
 Net transfers (to) from separate accounts                              (30,007)        (178,620)           22,806
 Commissions, expenses and taxes paid                                  (225,802)        (206,404)         (220,092)
 Dividends paid to policyowners                                         (10,233)         (10,393)          (10,532)
 Federal income taxes paid                                              (46,206)         (28,368)          (33,164)
                                                               ----------------- ---------------- ------------------
      Net cash from operating activities                                 55,872               81            43,169
                                                               ----------------- ---------------- ------------------

 INVESTING ACTIVITIES
 Proceeds from investments sold, matured or repaid                      570,314          455,198           424,171
 Cost of investments acquired                                          (654,460)        (475,883)         (497,133)
 Net change in loans on insurance contracts                              (4,021)          (1,265)           (6,611)
                                                               ----------------- ---------------- ------------------
      Net cash from investing activities                                (88,167)         (21,950)          (79,573)
                                                               ----------------- ---------------- ------------------

 FINANCING AND MISCELLANEOUS ACTIVITIES
 Payments on borrowed funds                                              (9,942)          (2,485)                -
 Change in deposit-type funds without life contingencies                 13,880            5,793            (9,784)
 Other miscellaneous, net                                                (1,012)           4,241             3,237
                                                               ----------------- ---------------- ------------------
      Net cash from financing and miscellaneous activities                2,926            7,549            (6,547)
                                                               ----------------- ---------------- ------------------

 NET DECREASE IN CASH AND CASH EQUIVALENTS AND SHORT-TERM
   INVESTMENTS                                                          (29,369)         (14,320)          (42,951)

 CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS -
   BEGINNING OF YEAR                                                     38,370           52,690            95,641
                                                               ----------------- ---------------- ------------------
 CASH AND CASH EQUIVALENTS AND SHORT- TERM INVESTMENTS - END
   OF YEAR                                                      $         9,001   $       38,370   $        52,690
                                                               ================= ================ ==================

Non-cash transactions:
  Deferred gain on sale of other invested assets                $             -  $             -   $         2,067
  Proceeds on real estate partnerships dissolved and converted                -                -             5,793
  Acquisition cost on partnerships converted to direct
    real estate                                                               -                -             5,796
  Note payable to affiliate on subsidiary stock redemption                    -           29,825                 -
  Mortgage loan foreclosed and transferred to real estate                     -              595                 -
  Mortgage loan from a real estate partnership basis
    adjustment due to refinance                                               -            4,400                 -
  Common stock adjustments on dissolution of affiliates                  10,855           45,987                 -

 The accompanying notes are an integral part of these statutory financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1.   Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations
Ameritas Life Insurance Corp. (the Company), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of UNIFI Mutual Holding Company (UNIFI).

Effective January 1, 2006, Ameritas Acacia Mutual Holding Company (AAMHC) and Union Central Mutual Holding Company (UCMHC) merged to form UNIFI in a business combination accounted for as a pooling of interests. In a concurrent event, The Union Central Life Insurance Company (UCL) was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly owned by the newly formed UCMHC. Also in a concurrent event, the capital stock of Union Central was contributed to UNIFI's wholly-owned holding company, AHC. AHC owns three stock life insurance companies, the Company, Acacia Life Insurance Company (Acacia Life) and UCL. AHC also wholly-owns Summit Investment Advisors, Inc.
(SIA), an advisor providing investment management services.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

The Company owns 100% of First Ameritas Life Insurance Corp. of New York (FALIC), a New York domiciled life insurance subsidiary, LifeRe Insurance Company (acquired July 3, 2007) (LifeRe), a Texas domiciled life insurance subsidiary, and Pathmark Administrators Inc., a third-party administrator. Ameritas Investment Advisors, Inc. (AIA), an advisor providing investment management services, was wholly owned by the Company until July 1, 2007 when it was sold to AHC. Ameritas owns 80% of Ameritas Investment Corp. (AIC), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA (formerly AmerUs Life Insurance Company).

Effective September 1, 2006, AMAL Corporation (AMAL) repurchased its outstanding shares of stock from Acacia Life and Acacia Financial Corporation (AFCO) and issued two notes payable. On this date, AMAL became a wholly owned subsidiary of the Company. Effective September 30, 2006 AMAL was dissolved into its parent, the Company. Prior to September 1, 2006, the Company owned 85.77% of AMAL, which wholly owned Ameritas Variable Life Insurance Company (now merged with the Company, see Note 2) (AVLIC), The Advisors Group, Inc. (TAG), a former broker dealer (dissolved as of December 29, 2006), and a 66.41% interest in Ameritas Investment Corp. (AIC), a broker dealer. Prior to September 26, 2005, the Company owned 52.41% of AMAL.

Acacia Life is an insurance company domiciled in the District of Columbia. Acacia Life is a 100% owner of AFCO, which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include:
Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and Acacia Realty Corporation, owner of real estate properties.

UCL is an insurance company domiciled in the state of Ohio. UCL's wholly owned subsidiaries include Summit Investment Partners, Inc., an investment advisor
(SIP); Carillon Investments, Inc., (prior to June 30, 2006) a broker-dealer (now merged with AIC); PRBA, Inc., the holding company of a pension administration company; Summit Investment Partners, LLC, an investment advisor (liquidated as of July 1, 2007) and Union Central Mortgage Funding, Inc, a mortgage banking business.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Nature of Operations, (continued)
The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences are as follows:

     (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

     (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office ("SVO") of the NAIC, while under GAAP, common stocks are reported at fair value;

     (c) Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks are carried at amortized cost or fair value depending upon the characteristics of the security;

     (d) Subsidiaries are included as common stock carried under the equity method, with the equity in net income of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement;

     (e) Investments in limited partnerships, limited liability companies and joint venture investments are accounted for on the GAAP equity method, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control;

     (f) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

     (g) NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as "admitted assets"; and a federal income tax provision is required on a current basis for the statutory statements of operations;

     (h) Statutory policy reserves are based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. Statutory policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals;

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Basis of Presentation, (continued)
     (i) Asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established only in the statutory financial statements;

     (j) Assets are reported under NAIC SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against unassigned surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

     (k) Premium receipts and benefits on universal life-type contracts are recorded as income and expense for statutory purposes. Under GAAP, revenues on universal life-type contracts are comprised of contract charges and fees which are recognized when assessed against the policyowner account balance. Additionally, premium receipts on universal life-type contracts are considered deposits and are recorded as interest-bearing liabilities while benefits are recognized as expenses in excess of the policyowner account balance;

     (l) Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset;

     (m) Comprehensive income and its components are not presented in the statutory financial statements; and

     (n) Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. However, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation.

Use of Estimates
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ significantly from those estimates. Material estimates susceptible to significant change include reserves and income taxes.

Cash Equivalents
The Company considers all highly liquid securities purchased with an original maturity of three months or less to be cash equivalents.

Investments
Investments are reported according to valuation procedures prescribed by the NAIC. Bonds not backed by other loans are generally stated at amortized cost using the interest method, except for those with an NAIC designation of 6, which are stated at the lower of amortized cost or fair value.

Mortgage and asset backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Premiums and discounts on mortgage and asset backed bonds and structured securities are amortized

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
using the retrospective method based on anticipated prepayments at the date of purchase. Prepayment assumptions are obtained from broker dealer survey values or internal estimates. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Preferred stocks are stated at cost as the NAIC designation is RP3 and P3 or above.

Common stocks are generally carried at NAIC fair value. The change in the stated value is generally recorded as a change in net unrealized losses on investments, a component of unassigned surplus.

The Company carries subsidiaries and affiliates as follows: FALIC and LifeRe at audited statutory equity; Pathmark, AFSB, AIC and affiliated mutual funds in which the Company has an interest of 10% or more at the Company's proportionate share of the audited GAAP equity; and AIA as non-admitted unaudited GAAP equity (2006 only).

Mortgage loans are stated at aggregate carrying value less accrued interest. The Company records a reserve for losses on mortgage loans as part of the asset valuation reserve.

Investments in real estate are stated at the lower of depreciated cost or fair value less encumbrances. The intent to sell a property exists when management has committed to a plan to dispose of the property by sale to an outside party.

Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are carried at the unpaid principal balances. If the unpaid balance of the loan exceeds the policy reserves, the excess is considered a non-admitted asset.

Investments in real estate partnerships, limited liability companies and joint ventures are carried based on the underlying GAAP equity of the investee with unrealized gains and losses reflected in unassigned surplus. Other than temporary impairments of $1,078, $670 and $276 were recorded as realized losses during 2007, 2006 and 2005, respectively.

Other investments are primarily collateral loans (2007 only) and low-income housing tax credits carried under the amortized cost method in 2007 and 2006. In 2005, prior to the change in accounting principle, low-income housing tax credits were carried under the equity method.

Derivative instruments are stated at fair value. The Company has issued covered call options outstanding with a fair value of $0 and $24 at December 31, 2007 and 2006, respectively. The purpose of these options is for income generation and not as a hedging activity.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Investments, (continued)
Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due is non-admitted. No amount was excluded from unassigned surplus at December 31, 2007, 2006 and 2005, respectively.

Property
Property and equipment are carried at cost less accumulated depreciation. The Company provides for depreciation of property and equipment using straight-line and accelerated methods over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense was $3,748, $3,758 and $3,648 for the years ended December 31, 2007, 2006 and 2005 respectively.

Maintenance and repairs are charged to expense as incurred.

EDP Equipment and Software
Electronic data processing ("EDP") equipment and operating and nonoperating software are carried at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the lesser of the estimated useful life of the related asset or three years for EDP equipment and operating system software. Depreciation expense for nonoperating system software is computed using the straight-line method over the lesser of its estimated useful life or five years.

Costs incurred for the development of internal use software are capitalized and amortized using the straight-line method over the lesser of the useful lives of the assets or three years.

Non-Admitted Assets
Certain assets, primarily a portion of deferred tax assets, receivable related to prepaid pension assets, furniture and equipment, and nonoperating system software are designated as non-admitted under statutory reporting requirements. These assets are excluded from the statutory statements of admitted assets, liabilities and surplus by adjustments to unassigned surplus. Total non-admitted assets were $54,618 and $47,807 as of December 31, 2007 and 2006, respectively.

Premiums and Related Commissions
Life premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Policy Reserves and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Policy Reserves and Deposit-type Funds, (continued) as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. Policy reserves include the estimated future obligations for the fixed account options selected by variable life and annuity policyowners; obligations related to variable account options are in the separate accounts. Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyowners, less withdrawals that represent a return to the policyowner. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserves for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pended/unprocessed claims relative to the historic level of pended/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyowners
A portion of the Company's business has been issued on a participating basis. The amount of insurance in force on individual life participating policies was $3,549,574 or 17.1% and $4,603,861 or 20.5% of the individual life policies in force as of December 31, 2007 and 2006, respectively. The Company distributed dividends in the amount of $10,247, $10,421 and $10,533 to policyowners and did not allocate any additional income to such policyowners for the years ended December 31, 2007, 2006 and 2005, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyowner account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $508, $383 and $300 for 2007, 2006 and 2005, respectively.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the statutory statements of admitted assets, liabilities and surplus. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations.

The statute of limitations, generally, is closed for the Company through December 31, 2002. In 2007, the Internal Revenue Service completed and settled an examination for the federal income tax returns of the Company and Acacia Life and their affiliates for the tax years of 2004 and 2003.

Separate Accounts
The Company issues variable annuities, variable life contracts, and experience-rated group annuities, the assets and liabilities of which are legally segregated and recorded in the accompanying statutory statements of admitted assets, liabilities and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the policyowner and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in miscellaneous income in the statutory statements of operations.

The assets of separate accounts relating to variable annuity, variable life contracts and experience-rated group annuities are carried at fair value and consist primarily of mutual funds held for the benefit of policyowners. Deposits received from, and benefits paid, to separate account policyowners which were invested in the fixed account are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable annuity, variable life contracts and experience-rated group annuities are not reflected in the Company's statutory statements of operations.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Fair Values of Financial Instruments
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks-Unaffiliated - The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of mortgage and asset backed securities are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

     Preferred Stocks-Affiliated - The carrying amounts approximate fair value.

     Common Stocks - For publicly traded securities, fair value is determined using prices published by the NAIC Securities Valuation Office. Stocks in affiliates are carried on the equity method and, therefore, are not included as part of the fair value disclosure.

     Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash and Cash Equivalents, Short-term Investments, Other Investments, and Accrued Investment Income - The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments, except when an instrument becomes other than temporarily impaired and a new cost basis has been recognized. The fair value for these instruments becomes their new cost basis.

     Loans on Insurance Contracts - The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds - Deposit-type funds which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

     Borrowed money - The fair value is estimated using discounted cash flow analyses based on current incremental borrowing rates for similar types of borrowing arrangements.

     Separate Account Assets and Liabilities - The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $66,367 and a fair value of $62,965. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $3,485 and a fair value of $3,600.

Reclassifications
Certain items on the prior year financial statements have been reclassified to conform to current year presentation. Such reclassifications were not material, either individually or in the aggregate.

Accounting Pronouncements
SETTLEMENT REQUIREMENTS FOR INTERCOMPANY TRANSACTIONS, AN AMENDMENT TO SSAP NO. 25 - ACCOUNTING FOR AND DISCLOSURES ABOUT TRANSACTIONS WITH AFFILIATES AND OTHER RELATED PARTIES. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 96. Effective January 1, 2007, the Company adopted SSAP No. 96, "Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties". This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

1. Nature of Operations and Summary of Significant Accounting Policies, (continued)

Accounting Pronouncements, (continued)
INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 88. STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 97.
Effective January 1, 2007, the Company adopted SSAP No. 97, "Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88". This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

ACCOUNTING FOR LOW INCOME HOUSING TAX CREDIT PROPERTY INVESTMENTS, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 93 Effective January 1, 2006, the Company adopted SSAP No. 93, "Accounting for Low Income Housing Tax Credit Property Investments". This statement establishes the valuation method for recording investments in low income housing tax credit properties. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 93 was a reduction in unassigned surplus of $676 which was comprised of a reduction to other investments of $788 and a reduction to the AVR beginning balance of $112. The Company has up to 8 remaining years of unexpired tax credits and is required to hold these investments for up to 12 years. The prior period has not been restated as it was not permitted by SSAP No. 93.

INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, STATEMENT OF STATUTORY ACCOUNTING PRINCIPLE NO. 88
Effective January 1, 2005, the Company adopted SSAP No. 88, "Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46". SSAP No. 88 addresses the valuation of subsidiary, controlled, and affiliated entities. As a result, the cumulative effect of the change in accounting principle from implementing SSAP No. 88 was a reduction in unassigned surplus of $831.

2.   Statutory Merger and Business Combination

The Company merged with AVLIC, a wholly owned subsidiary of the Company, on May 1, 2007. This transaction was accounted for as a statutory merger. No additional shares of the Company were issued. Prior year has been adjusted to reflect comparative merged company financial information.

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                   2006
                  --------------------------------------------------------------------------------------------------
                                                                     Ameritas Life
                     Ameritas Life       AVLIC                         As Merged,      Correction     Ameritas Life
                    As Previously   As Previously                      Prior To        Of Error,        As Merged
                       Reported       Reported      Eliminations     Restatement      See Note 20     And Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      867,257   $     277,090  $     (7,463)    $    1,136,884   $    171,264    $    1,308,148
Net Income                54,214          19,331        (2,900)            70,645              -            70,645
Total Surplus            814,236         141,740      (141,740)           814,236              -           814,236
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

2.   Statutory Merger and Business Combination, (continued)

The following information is provided "as if" the merger occurred at the balance sheet date of December 31:

                                                                2005
                 ---------------------------------------------------------------------------------------------------
                                                                    Ameritas Life
                    Ameritas Life       AVLIC                         As Merged,       Correction   Ameritas Life As
                    As Previously   As Previously                      Prior To        Of Error,       Merged And
                       Reported       Reported      Eliminations     Restatement      See Note 20       Restated
--------------------------------------------------------------------------------------------------------------------
Income            $      668,693   $     283,233  $    (15,280)    $      936,646   $    189,694    $    1,126,340
Net Income                52,690          15,401             -             68,091              -            68,091
Total Surplus            757,631         125,913      (125,913)           757,631              -           757,631
--------------------------------------------------------------------------------------------------------------------

Effective July 3, 2007, the Company purchased 100% of the outstanding common stock of LifeRe Corporation, a Texas domiciled holding company, which owned 100% of LifeRe Insurance Company, a Texas domiciled life, accident and health insurance company for $21,262 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill recorded in the investment carrying value in the amount of $11,331. Goodwill amortization relating to this purchase was $2,518 for the year ended December 31, 2007.

3.  Investments

Bonds
The table below provides additional information relating to bonds held at December 31, 2007:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          189,139  $        6,117  $          616 $          194,640
All Other Governments                                     1,428              28               -              1,456
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          200,613           1,111           1,189            200,535
Public Utilities (Unaffiliated)                         101,460           1,900             971            102,389
Industrial & Miscellaneous (Unaffiliated)             1,117,969          24,720          13,678          1,129,011
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,610,609  $       33,876  $       16,454 $        1,628,031
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds, (continued)
The table below provides additional information relating to bonds held at December 31, 2006:

                                                                       Gross           Gross
                                                Book/Adjusted       Unrealized      Unrealized
                                                Carrying Value         Gains          Losses           Fair Value
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                             $          220,309  $        3,745  $        3,443 $          220,611
All Other Governments                                     2,239              40               -              2,279
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and Authorities
  of Governments and Their Political
  Subdivisions                                          205,040             243           4,510            200,773
Public Utilities (Unaffiliated)                         108,451           1,741           1,842            108,350
Industrial & Miscellaneous (Unaffiliated)             1,058,634          20,296          14,116          1,064,814
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                  $        1,594,673  $       26,065  $       23,911 $        1,596,827
====================================================================================================================

Bonds and Stocks
An aging of unrealized losses on the Company's investments in bonds, preferred stocks - unaffiliated and common stocks - unaffiliated were as follows:

                                                                    December 31, 2007
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    34,820 $       200   $    18,922 $       416   $    53,742 $       616
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     13,931         107        81,004       1,082        94,935       1,189
Public Utilities (Unaffiliated)              21,157         253        27,421         718        48,578         971
Industrial & Miscellaneous
  (Unaffiliated)                            212,128       7,272       237,063       6,406       449,191      13,678
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 282,036       7,832       364,410       8,622       646,446      16,454
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)              13,374         785             -           -        13,374         785
Common Stocks (Unaffiliated)                 59,100       4,710         1,213         240        60,313       4,950
--------------------------------------------------------------------------------------------------------------------
Total                                   $   354,510 $    13,327   $   365,623 $     8,862   $   720,133 $    22,189
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)

                                                                    December 31, 2006
                                       -----------------------------------------------------------------------------
                                          Less than 12 months        12 months or more               Total
                                       ------------------------- ------------------------- -------------------------
                                            Fair     Unrealized      Fair      Unrealized      Fair       Unrealized
                                            Value      Losses        Value       Losses        Value        Losses
--------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                        $    36,777 $       277   $   111,613 $     3,167   $   148,390 $     3,443
Special Revenue & Special Assessment
  Obligations and all Non-Guaranteed
  Obligations of Agencies and
  Authorities of Governments and Their
  Political Subdivisions                     32,409         254       153,425       4,255       185,834       4,510
Public Utilities (Unaffiliated)              24,234         312        40,969       1,531        65,203       1,842
Industrial & Miscellaneous
  (Unaffiliated)                            137,195       1,210       405,745      12,905       542,940      14,116
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                 230,615       2,053       711,752      21,858       942,367      23,911
--------------------------------------------------------------------------------------------------------------------
Preferred Stocks (Unaffiliated)               1,020           2         1,566          58         2,586          60
Common Stocks (Unaffiliated)                 16,611         768             -           -        16,611         768
--------------------------------------------------------------------------------------------------------------------
Total                                   $   248,246 $     2,823   $   713,318 $    21,916   $   961,564 $    24,739
--------------------------------------------------------------------------------------------------------------------

The Company regularly reviews its investment portfolio for factors that may indicate that a decline in fair value of an investment is other than temporary. Based on an evaluation of the prospects of the issuers, including, but not limited to, the Company's intentions to sell or ability to hold the investments; the length of time and magnitude of the unrealized loss; and the credit ratings of the issuers of the investments in the above bonds, the Company has concluded that the declines in the fair values of the Company's investments in bonds at December 31, 2007 or 2006 are temporary.

For substantially all preferred stocks - unaffiliated and common stocks - unaffiliated securities with an unrealized loss greater than 12 months, such unrealized loss was less than 25% of the Company's carrying value of each preferred stock or common stock security. The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other than temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2007 or 2006 are temporary.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2007 and 2006, bonds totaling $68,903 and $58,365, respectively, (4.3% and 3.5%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2007, 2006 and 2005, the Company recorded realized losses for other than temporary impairments on bonds of $1,657, $1,890 and $405, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Bonds and Stocks, (continued)
The carrying value and fair value of bonds at December 31, 2007 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               Book/Adjusted
                                                                              Carrying Value        Fair Value
--------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                      $        80,795    $        81,054
Due after one year through five years                                                387,442            396,708
Due after five years through ten years                                               636,140            639,285
Due after ten years                                                                  362,479            361,514
Bonds with multiple repayment dates                                                  143,753            149,470
--------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $     1,610,609    $     1,628,031
====================================================================================================================

Bonds not due at a single maturity date have been included in the table above in the year of final maturity.

Sales of bond investments in 2007, 2006 and 2005 resulted in proceeds of $91,850, $35,770 and $65,311, respectively, on which the Company realized gross gains of $3,474, $983 and $1,867, respectively, and gross losses of $420, $520 and $1,540, respectively.

Mortgage Loans
The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans issued during 2007 are 6.75% and 5.93%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75% with the exception of two loans for which the portion exceeding 75% is admitted under investment "basket" provisions. The Company has not included taxes, assessments or other amounts advanced in mortgage loans at December 31, 2007, 2006 and 2005.

The Company's mortgage loans finance various types of commercial and multi-family residential properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2007 and 2006 are as follows:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
California                                                                       $        44,024  $        38,930
Utah                                                                                      25,533           19,140
Minnesota                                                                                 25,363           19,757
Ohio                                                                                      25,281           18,224
Arizona                                                                                   22,344           24,197
Oklahoma                                                                                  21,775           18,805
Texas                                                                                     21,086           26,945
All other states                                                                         184,950          175,544
--------------------------------------------------------------------------------------------------------------------
                                                                                 $       370,356  $       341,542
====================================================================================================================

At December 31, 2007, 2006 and 2005, the Company does not have any impaired mortgage loans or interest income on impaired mortgage loans. Interest income on impaired mortgage loans is generally recognized on a cash basis.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

3.   Investments, (continued)

Fair Value of Financial Instruments
The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                               2007                             2006
                                                 -------------------------------------------------------------------
                                                  Book/Adjusted                    Book/Adjusted
                                                  Carrying Value    Fair Value     Carrying Value    Fair Value
--------------------------------------------------------------------------------------------------------------------
Financial Assets:
    Bonds                                         $    1,610,609  $    1,628,031   $    1,594,673  $    1,596,827
    Preferred stocks - unaffiliated                       31,921          31,507            8,970           9,352
    Preferred stocks - affiliated                         17,510          17,510           20,000          20,000
    Common stocks - unaffiliated                         207,390         207,390          204,837         204,856
    Mortgage loans                                       370,356         380,775          341,542         339,909
    Cash and cash equivalents                            (10,494)        (10,494)          12,085          12,085
    Short-term investments                                19,495          19,495           26,285          26,285
    Loans on insurance contracts                         105,747         104,421          101,699         101,699
    Other investments                                      3,455           3,455              962             962
    Accrued investment income                             23,937          23,937           24,615          24,615
    Assets related to separate accounts                3,694,975       3,694,975        3,378,838       3,378,838
Financial Liabilities:
    Deposit-type funds                            $      109,239  $      109,239   $       91,531  $       91,531
    Borrowed money - affiliates                           17,479          17,526           27,466          27,359
    Liabilities related to separate accounts           3,694,975       3,694,975        3,378,838       3,378,838
--------------------------------------------------------------------------------------------------------------------

4.  Income Taxes

The following are federal income taxes paid in the current and prior years that will be available for recoupment in the event of future losses:

                                     $
          2007                          32,002
          2006                          37,944
          2005                          27,998

Federal income taxes incurred at December 31 consist of the following major components:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Current federal income taxes
Operations                                                     $        21,484   $        23,409  $        21,468
Capital gains                                                           13,432            12,671            6,106
Correction of error (see Note 20)                                         (696)                -                -
--------------------------------------------------------------------------------------------------------------------
                                                                        34,220            36,080           27,574
Change in net deferred income taxes                                     (4,124)           (2,114)             620
--------------------------------------------------------------------------------------------------------------------
    Total federal income taxes incurred                        $        30,096   $        33,966  $        28,194
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The difference between the U.S. federal income tax rate and the federal income taxes incurred at December 31 is summarized as follows:

                                                                       2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Income before federal income taxes and realized capital gains     $     76,880      $     75,947     $     76,964
Net realized capital gains before federal income taxes and
  transfers to IMR                                                      35,746            30,724           20,044
Correction of error (see Note 20)                                       (1,988)                -                -
--------------------------------------------------------------------------------------------------------------------
Total pretax income                                                    110,638           106,671           97,008
Change in non-admitted assets                                           (6,588)           (1,096)          (2,377)
Tax exempt income                                                      (10,784)          (11,467)         (12,278)
Nondeductible expenses                                                    (114)            5,337              614
Change in accounting principle                                               -              (788)               -
Other                                                                   (4,479)           (1,446)          (1,339)
--------------------------------------------------------------------------------------------------------------------
                                                                        88,673            97,211           81,628
Statutory tax rate                                                        0.35              0.35             0.35
--------------------------------------------------------------------------------------------------------------------
                                                                        31,036            34,024           28,570
Change in federal income tax reserve                                      (647)              221              115
Tax credits                                                               (293)             (279)            (491)
--------------------------------------------------------------------------------------------------------------------
      Total federal income taxes incurred                         $     30,096      $     33,966     $     28,194
====================================================================================================================

The items that give rise to deferred tax assets and liabilities at December 31 relate to the following:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
Unrealized investment losses                                                     $         3,008  $         2,458
Deferred policy acquisition costs                                                         18,042           18,416
Future policy and contract benefits                                                        6,810            7,429
Policyowner dividends                                                                      3,560            3,591
Acacia Life Insurance Company distribution                                                 2,420            2,814
Pension and postretirement benefits                                                       10,884            9,364
Non-admitted assets                                                                       13,655           11,349
Other                                                                                      1,958            1,563
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                                                 60,337           56,984
--------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
Unrealized investment gains                                                               18,365           18,209
Acacia National Life Insurance Company inforce                                             1,134            1,461
Other                                                                                      9,472            7,999
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax liabilities                                                            28,971           27,669
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                                                    31,366           29,315
Less:  non-admitted deferred tax assets                                                   15,603           14,502
--------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax asset                                                  $        15,763  $        14,813
====================================================================================================================

Increase (decrease) in deferred tax assets non-admitted                          $         1,101  $        (1,657)
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

4.   Income Taxes, (continued)

The change in net deferred income taxes is comprised of the following:

                                                                          December 31
                                                                     2007             2006             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        60,337   $        56,984  $         3,353
Gross deferred tax liabilities                                          28,971            27,669            1,302
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,366   $        29,315            2,051
==================================================================================================
Tax effect of unrealized gains                                                                              2,073
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         4,124
                                                                                                 ===================

                                                                          December 31
                                                                     2006             2005             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        56,984   $        55,508  $         1,476
Gross deferred tax liabilities                                          27,669            24,266            3,403
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        29,315   $        31,242           (1,927)
==================================================================================================
Tax effect of unrealized gains                                                                              4,041
                                                                                                 -------------------
Change in net deferred income tax                                                                 $         2,114
                                                                                                 ===================

                                                                          December 31
                                                                     2005             2004             Change
--------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                                      $        55,508   $        56,315  $          (807)
Gross deferred tax liabilities                                          24,266            35,523          (11,257)
--------------------------------------------------------------------------------------------------------------------
Net deferred tax asset                                         $        31,242   $        20,792           10,450
==================================================================================================
Tax effect of unrealized gains                                                                            (11,070)
                                                                                                 -------------------
Change in net deferred income tax                                                                 $          (620)
                                                                                                 ===================

The Company files income tax returns with the Internal Revenue Service and various state tax jurisdictions. From time to time, the Company is subject to routine audits by those agencies and those audits may result in proposed adjustments. The Company has considered the alternative interpretations that may be assumed by the various taxing agencies and believes its positions taken regarding its filings are valid. Based upon review of the Company's tax contingencies, the reserve held for tax related contingencies was decreased by $647 in 2007.

5.   Information Concerning Parent, Subsidiaries and Affiliates

Effective June 30, 2007, the Company sold 100% of the outstanding common shares of AIA to the Company's parent, AHC, for $660 in cash resulting in a realized capital gain of $559. AIA subsequently changed its name to SIA. SIA is an advisor providing investment management services to all the insurance companies within UNIFI.

Effective July 1, 2007, Summit Investment Partners LLC, an advisor that provided investment management services, was liquidated into its parent company, UCL. UCL contributed its unaffiliated investment service contracts to SIP.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

On November 7, 2007, LifeRe Corporation was dissolved into the Company whereby the Company is currently a 100% owner of LifeRe Insurance Company. Upon dissolution, the Company received consideration in the amount of $17 resulting in no realized capital gain or loss. Included in the book/adjusted carrying value of LifeRe Corporation was $8,813 of goodwill, which was released upon the dissolution.

With the AMAL dissolution into the Company as of September 30, 2006, included in the book/adjusted carry value of AMAL was $21,711 of goodwill, which was released at that time. The Company received assets totaling $2,766 and liabilities of $40,856 (including $29,825 as disclosed in Note 6 - Borrowed Money and $10,000 related to a note with the Company, which was subsequently retired upon the dissolution).

On December 29, 2006, TAG was dissolved into the Company. Upon dissolution the Company received consideration in the amount of $807 resulting in no realized capital gain or loss.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2007, 2006 and 2005, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 1, 2007 and 2006, the Company redeemed 100,000 shares at $2,500.

In 2003, the Company received $2,452 in bonds and related accrued interest as of November 30, 2003 in payment of a $2,500 dividend declared by Pathmark Administrators, Inc. The remaining $48 was paid in cash. The bonds were transferred at fair value with the Company recording a deferred gain of $120 to be amortized over the life of the bonds.

On December 30, 2005, Veritas Corp. was dissolved into the Company. Upon dissolution, the Company received consideration in the amount of $159 resulting in a realized capital gain of $23.

Effective April 1, 2002, AVLIC (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyowner approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,080, $1,079 and $1,080 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company's variable life and annuity products are distributed through affiliated broker dealers. Policies placed by these affiliates generated commission expense of $20,449, $21,528 and $23,793 for the years ended December 31, 2007, 2006 and 2005, respectively.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

The Company has a variable insurance trust (VIT). The Company offers, in conjunction with FALIC, the VIT as an investment option to policyowners through their separate accounts. The Company had separate account investments of $637,900 and $604,966 in the VIT as of December 31, 2007 and 2006, respectively. FALIC had separate account investments of $238 and $259 in the VIT as of December 31, 2007 and 2006, respectively. Affiliates of the Company provide investment advisory and administrative services to the VIT on a fee basis.

The Company offers mutual funds of Calvert Variable Series, Inc. (CVS) and Summit Mutual Funds, Inc. (SMF), affiliates, to policyowners through the separate accounts. Separate account investments in the mutual funds offered through CVS and SMF were $312,611 and $253,367 as of December 31, 2007 and 2006, respectively.

The Company had short-term investments of $116 and $491 in mutual funds of an affiliate at December 31, 2007 and 2006, respectively, included in short-term investments.

The Company reported the following amounts due from (to) the below listed affiliates. The terms of the intercompany agreements require that these amounts be settled within 30 days.

                                                                                        Receivable (Payable)
--------------------------------------------------------------------------------------------------------------------
Ameritas Holding Company                                                                 $          (425)
Union Central Life Insurance Company                                                              (1,392)
LifeRe Insurance Company                                                                             287
First Ameritas Life Insurance Corp. of New York                                                      487
Pathmark Administrators Inc.                                                                        (209)
Ameritas Investment Corp.                                                                            379
Summit Investment Advisors, Inc.                                                                     (11)
Acacia Life Insurance Company                                                                       (142)
Acacia Federal Savings Bank                                                                            4
Acacia Financial Corporation                                                                           2
Calvert Group, LTD                                                                                   146
Summit Investment Partners, Inc.                                                                      28
--------------------------------------------------------------------------------------------------------------------

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2007 and 2006, reducing the respective ceded allowance to $82 and $81 which is included as a reduction of policy reserves. As a condition to assumption reinsurance, certain states have required the Company remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $1,290 and $1,806 of additional reserves as of December 31, 2007 and 2006, respectively.

The Company provides technical, financial, legal and marketing support to its affiliates under various administrative service and cost-sharing agreements. Included in miscellaneous income is $271, $827 and $1,147 received under administrative service agreements for the years ended December 31, 2007, 2006 and 2005, respectively. Reimbursements of $14,006, $7,006 and $3,777 for the years ended December 31, 2007, 2006 and 2005 related to cost-sharing agreements with affiliates have been recorded as a reduction in general insurance expenses. In addition, the Company receives investment

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

5.   Information Concerning Parent, Subsidiaries and Affiliates, (continued)

advisory services from an affiliate. Costs related to this agreement, included as an investment expense and reducing net investment income, totaled $2,570, $2,041 and $2,001 for the years ended December 31, 2007, 2006 and 2005, respectively.

6.   Borrowed Money

Effective September 1, 2006 the Company has an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and AFCO. These notes were issued by a 100% owned subsidiary, AMAL, during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes are payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carry a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The Company may not prepay the notes in whole or in part at any time prior to the maturity date. There are no collateral requirements associated with these notes.

The Company has a $15,000 unsecured line of credit available at December 31, 2007. No balance was outstanding at any time during 2007 or 2006. The line of credit expires May 31, 2008.

7.   Benefit Plans

Defined Benefit Plan
The Company participates in a non-contributory defined benefit plan (the Plan or the Pension Plan) sponsored by AHC. The Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan (Ameritas Plan) covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan (Acacia Plan), sponsored by Acacia Life.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. During 2007, 2006 and 2005, the Company paid $5,000, $5,000 and $15,650, respectively to AHC which in turn contributed the money to the Plan. The balance of the prefunded pension expense receivable was $13,982 and $12,085 at December 31, 2007 and 2006, respectively, and is a non-admitted asset.

While their pension plans were merged, the separate benefit formulas of the Ameritas Plan and Acacia Plan still exist within the Plan and are used to determine the amount of Plan expense to allocate from AHC to the participating companies. The Company incurred pension expense of $3,103, $3,447 and $14,041 in 2007, 2006 and 2005, respectively, for its participation in the Plan.

The Plan's assets include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $102,960 and $98,000 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Defined Contribution Plans
The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. Company matching contributions under the defined contribution plan range from 0.5% to 3% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6% of the participant's compensation for those employees hired prior to January 1, 2006 and 5% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $4,230, $3,410 and $3,383 in 2007, 2006 and 2005, respectively.

The defined contribution plans' assets also include investments in a deposit administration contract with the Company and investments in two pension separate accounts of the Company, the Ameritas Retirement Equity Account and Ameritas Separate Account D. The carrying value of the assets of the Plan invested in the Company and its separate accounts were approximately $229,191 and $207,500 at December 31, 2007 and 2006, respectively. A portion of the separate accounts' assets are invested in mutual funds which are advised by an affiliate of Acacia Life.

Postretirement Benefit Plans
The Company provides certain health care benefits to retired employees who were hired prior to January 1, 2005. For associates eligible to retire at January 1, 2000, these benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. For associates eligible for retirement after January 1, 2000, benefits will be provided until the associate becomes eligible for Medicare. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the Company's medical plan for the immediately preceding five years.

In December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) became law. The Act introduces a prescription drug benefit under Medicare (Medicare Part D) as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The postretirement benefit obligation and net periodic postretirement benefit cost in the financial statements and accompanying notes do reflect the effects of the Act on the Plan.

In May 2004, additional guidance became available to specific companies who elected deferral and were able to determine if their plans are actuarially equivalent to recognize the impact of the Act no later than the first annual reporting period beginning after June 15, 2004. In January 2005, the Center for Medicare and Medicaid Services issued the final regulations for the Act including the determination of actuarial equivalence. The Company has determined that its plans are actuarially equivalent. The Company qualified for and elected to receive the 28% federal subsidy on allowable gross prescription drug costs of qualified retirees. The Company received subsidy payments of $77 and $47 in 2007 and 2006, respectively. The Company did not receive any subsidy payments in 2005. The measures of benefit obligations and net periodic pension cost reflect effects of the Act.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The following tables provide a reconciliation of the changes in the postretirement benefit obligations and fair value of assets for the years ended December 31, 2007, 2006 and 2005 and a statement of the funded status as of the December 31 measurement date of all years:

                                                                    2007              2006              2005
--------------------------------------------------------------------------------------------------------------------
Reconciliation in benefit obligation
    Benefit obligation at beginning of year                    $         6,503  $         5,558   $         6,693
    Transfer of obligation from dissolution of AMAL                          -              106                 -
    Service cost                                                            71               69                57
    Interest cost                                                          368              331               315
    Actuarial (gain) or loss                                              (140)           1,164            (1,279)
    Special termination benefits                                             -                -                81
    Federal subsidy receipts                                                77               47                 -
    Benefits paid                                                         (735)            (772)             (309)
--------------------------------------------------------------------------------------------------------------------
    Benefit obligation at end of year                          $         6,144  $         6,503   $         5,558
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Reconciliation of fair value of plan assets
    Fair value of plan assets at beginning of year             $         2,795  $         2,754   $         2,557
    Transfer of plan assets from dissolution of AMAL                         -              156                 -
    Actual return on plan assets                                           139              147               131
    Employer contributions                                                 496              401               303
    Benefits paid                                                         (584)            (663)             (237)
--------------------------------------------------------------------------------------------------------------------
    Fair value of plan assets at end of year                   $         2,846  $         2,795   $         2,754
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Funded status
    Funded status at end of year                               $        (3,298) $        (3,708)  $        (2,804)
    Unrecognized net actuarial loss                                      2,658            3,009             1,995
    Unrecognized prior service cost                                         (1)              (1)               (1)
--------------------------------------------------------------------------------------------------------------------
    Accrued benefit cost                                       $          (641) $          (700)  $          (810)
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

Postretirement Benefit Plans, (continued)
The amount of the postretirement obligation for nonvested employees was $901 and $849 at December 31, 2007 and 2006, respectively.

Periodic postretirement medical expense included the following components:

                                                                             Years Ended December 31
--------------------------------------------------------------------------------------------------------------------
                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Service cost                                                   $            71   $            69  $            57
Interest cost                                                              368               331              315
Expected return on plan assets                                            (148)             (156)            (139)
Early retirement one-time cost                                               -                 -               81
Amortization of net loss                                                   219               175              176
--------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                      $           510   $           419  $           490
--------------------------------------------------------------------------------------------------------------------

Plan assets are invested in 100% fixed income investments. The expected rate of return on these investments is 6%. The Company expects to contribute $640 to its postretirement benefits plans and 401(h) account in 2008.

The following net benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                            Expected Net
    Fiscal Year                                                                           Benefit Payments
--------------------------------------------------------------------------------------------------------------------
    2008                                                                                 $          774
    2009                                                                                            788
    2010                                                                                            800
    2011                                                                                            787
    2012                                                                                            746
    2013 - 2017                                                                                   3,523
--------------------------------------------------------------------------------------------------------------------

The assumptions used in the measurement of the postretirement benefit obligations are:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                        6.25%             6.00%            5.75%
Expected long term rate of return on plan assets                     6.00%             6.00%            6.00%
--------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

7.   Benefit Plans, (continued)

The assumptions used to determine net periodic post retirement benefit costs are:

                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Weighted-average assumptions as of December 31
Discount rate                                                                  6.00%         5.75%         6.00%
Expected long term rate of return on plan assets                               6.00%         6.00%         6.00%
--------------------------------------------------------------------------------------------------------------------

The assumed health care cost trend rates as of December 31 were:
                                                                             2007          2006          2005
--------------------------------------------------------------------------------------------------------------------
Healthcare Cost Trend Rate Assumed for Next Year                               8.0%          9.0%          7.0%
Rate to which the Cost Trend Rate is Assumed to Decline (Ultimate Trend
   Rate)                                                                       5.0%          5.0%          5.0%
Year the Rate Reaches the Ultimate Trend Rate                                2011          2011          2008
--------------------------------------------------------------------------------------------------------------------

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A 1% change in health care trend rates would have the following effects:

--------------------------------------------------------------------------------------------------------------------
                                                                                   1% increase      1% decrease
--------------------------------------------------------------------------------------------------------------------
Effect on total of service and interest cost components of net
periodic postretirement health care benefit cost                                      $     50         $    (45)

Effect on the health care component of the accumulated
postretirement benefit obligation                                                     $    568         $   (519)
--------------------------------------------------------------------------------------------------------------------

Other Plans
Separate supplemental retirement agreements totaled $12,584 and $11,696 included in other liabilities at December 31, 2007 and 2006, respectively, cover certain active and retired employees. These plans are unfunded.

8. Dividend Restrictions and Surplus

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $87,812 in dividends in 2008 without prior approval. No dividends to parent or affiliated companies were paid in 2007, 2006 or 2005.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

8.   Dividend Restrictions and Surplus, (continued)

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                     2007              2006              2005
-------------------------------------------------------------------------------------------------------------------
Unrealized gains on investments, net of taxes
  of $20,075, $18,002 and $13,961                             $        45,221   $        57,355  $        60,568
Nonadmitted asset values                                              (54,618)          (47,807)         (46,651)
Asset valuation reserves                                              (68,603)          (62,456)         (69,931)
Liability for reinsurance in unauthorized companies,
  net of tax                                                              (26)                -               (3)
-------------------------------------------------------------------------------------------------------------------

9.   Commitments and Contingencies

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $526 and $520 as of December 31, 2007 and 2006, respectively, and estimated recoveries from premium taxes included in data processing and other admitted assets of $454 and $427 as of December 31, 2007 and 2006, respectively.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

The Company had no claims (per claim or claimant) where amounts were paid to settle claims related to extra contractual obligations or bad faith claims resulting from lawsuits during 2007, 2006 or 2005.

Securities commitments of $28,275 and $20,990 and mortgage loan and real estate commitments of $23,346 and $26,375 were outstanding for investments to be purchased in subsequent years as of December 31, 2007 and 2006, respectively. Low income housing tax credit property investment commitments were $442 and $139 as of December 31, 2007 and 2006, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyowner. The Company monitors its sales materials and enforces compliance procedures to mitigate any exposure to potential litigation. The Company and its life insurance subsidiaries are members of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

9.   Commitments and Contingencies, (continued)

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the statutory statements of admitted assets, liabilities, and surplus. The carrying value of bonds loaned as of December 31, 2007 and 2006 were $25,744 and $33,449 respectively. The carrying value of common stocks loaned as of December 31, 2007 and 2006 were $28,077 and $5,414, respectively. The fair value of cash collateral held was $56,998 and $39,958 as of December 31, 2007 and 2006, respectively. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

In 2007, assets are held by the Federal Home Loan Bank (FHLB) of Topeka, as custodian, to use as collateral to support the issuance of funding agreements. The Company maintains control over these assets and the estimated fair value at December 31, 2007 is $20,386. As of December 31, 2007, the Company had issued $12,000 of funding agreements with the FHLB of Topeka.

10.  Gain or Loss to the Reporting Entity from Uninsured Accident and Health
     Plans

ASO Plans
The gain from operations from administrative services only (ASO) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including       $         3,205   $         3,793  $         3,602
  administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to
  or received from ASO uninsured plans)                                      -                 -                -
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $         3,205   $         3,793  $         3,602
--------------------------------------------------------------------------------------------------------------------
Total claim payment volume                                     $        82,313   $        65,044  $        55,611
--------------------------------------------------------------------------------------------------------------------

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans is as follows for the year ended December 31:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                  $           543   $           430  $           380
Other income or expenses (including interest paid
  to or received from plans)                                                35                27               24
Gross expenses incurred (claims and administrative)                        571               452              399
--------------------------------------------------------------------------------------------------------------------
Net gain from operations                                       $             7   $             5  $             5
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

11.  Other Items

Troubled Debt Restructuring
The Company has several long-term bond holdings with restructured terms. The carrying value at December 31, 2007 and 2006, has been written down to $0, whereby the Company recorded no realized capital losses. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with a book/adjusted carrying value of $7,684 and $10,466 at December 31, 2007 and 2006, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $953 and $995 at December 31, 2007 and 2006, respectively, in accounts receivable for uninsured plans and included with data processing and other admitted assets on the statutory statements of admitted assets, liabilities and surplus. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

Participating Contracts
Effective October 1, 1998 (the Effective Date) the Company formed a closed block (the Closed Block) of policies, under an arrangement approved by the Department, to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

12.  Reinsurance

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. The Company conducts reinsurance business with FALIC, Acacia Life, Aviva USA, and other non-affiliated companies.

Following is a summary of the transactions through reinsurance operations:

                                                                                  Years Ended December 31
                                                                        --------------------------------------------
                                                                             2007          2006           2005
--------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $80, $115 and $100
    in 2007, 2006 and 2005)                                              $     56,885  $     71,398   $     77,951
  Ceded (related party $2,125, $3,955 and $3,964
    in 2007, 2006 and 2005)                                                    29,231        27,904         26,931
Benefits To Policyowners:
  Assumed (related party $214, $0 and $0 in
    2007, 2006 and 2005)                                                       47,418        54,910         54,397
  Ceded (related party $1,588, $2,694 and $907 in
    2007, 2006 and 2005)                                                       18,115        18,835          8,394
Policy Reserves:
  Assumed (related party $36 and $42 in
    2007 and 2006)                                                                402         1,523             NA
  Ceded (related party $1,061 and $1,582 in
    2007 and 2006)                                                             63,732        58,218             NA
--------------------------------------------------------------------------------------------------------------------

The Company is not relieved of its primary liability in the event that a reinsurer is unable to meet the obligations ceded under a reinsurance agreement.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

13.  Changes in Unpaid Claims and Claim Adjustment Expenses

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported within reserves for unpaid claims is summarized as follows:

                                                                     2007             2006              2005
--------------------------------------------------------------------------------------------------------------------
Balance at January 1                                           $        31,820   $        30,599  $        28,215
Less reinsurance recoveries                                             (8,776)           (9,929)          (9,835)
--------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                23,044            20,670           18,380
--------------------------------------------------------------------------------------------------------------------

Incurred related to:
    Current year                                                       307,896           280,572          252,232
    Prior year                                                          (4,871)           (3,739)          (4,634)
--------------------------------------------------------------------------------------------------------------------
        Total incurred                                                 303,025           276,833          247,598
--------------------------------------------------------------------------------------------------------------------

Paid related to:
    Current year                                                       284,128           257,528          231,562
    Prior year                                                          18,172            16,931           13,746
--------------------------------------------------------------------------------------------------------------------
        Total paid                                                     302,300           274,459          245,308
--------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                              23,769            23,044           20,670
Plus reinsurance recoveries                                              6,487             8,776            9,929
--------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                $        30,256   $        31,820  $        30,599
====================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $4,871, $3,739 and $4,634 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid assumed reinsurance claims of $49,224, $55,422 and $54,530, and incurred assumed reinsurance claims of $46,929, $54,919 and $54,405 for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid ceded reinsurance claims of $549, $598 and $661, and incurred ceded reinsurance claims of $537, $601 and $652 for the years ended December 31, 2007, 2006 and 2005, respectively.

14.  Policy Reserves

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

14.  Policy Reserves, (continued)

As of December 31, 2007 and 2006, respectively, the Company had $1,380,130 and $1,630,085 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $10,679 and $10,462 at December 31, 2007 and 2006, respectively.

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                               2007
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       509,088         13.2%
  At book value less current surrender charge of 5% or more                              517,349         13.4%
  At fair value                                                                          976,074         25.3%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 2,002,511         51.9%
  At book value without adjustment  (minimal or no charge)                             1,784,313         46.3%
Not subject to discretionary withdrawal                                                   65,034          1.7%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,851,858        100.0%
Reinsurance ceded                                                                           (165)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,851,693        100.0%
====================================================================================================================

                                                                                               2006
                                                                                ------------------------------------
                                                                                     Amount          % of Total
--------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
  With fair value adjustment                                                     $       437,643         12.3%
  At book value less current surrender charge of 5% or more                              564,490         15.9%
  At fair value                                                                          792,670         22.4%
--------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                                                 1,794,803         50.6%
  At book value without adjustment  (minimal or no charge)                             1,683,692         47.4%
Not subject to discretionary withdrawal                                                   69,861          2.0%
--------------------------------------------------------------------------------------------------------------------
Total gross                                                                      $     3,548,356        100.0%
Reinsurance ceded                                                                            (23)         0.0%
--------------------------------------------------------------------------------------------------------------------
Total Net                                                                        $     3,548,333        100.0%
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

15. Analysis of Annuity Reserves and Deposit-type Funds by Withdrawal Characteristics, (continued)

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the statutory statements of admitted assets, liabilities and surplus as of December 31:

                                                                                      2007              2006
--------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                        $       869,434  $       856,491
Exhibit 5, Supplementary Contracts with Life Contingencies Section,
  Total (net)                                                                             10,735           10,800
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                     109,239           91,531
--------------------------------------------------------------------------------------------------------------------
                                                                                         989,408          958,822
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                      2,862,285        1,796,841
Page 3, Line 2, Column 3                                                                       -          792,670
--------------------------------------------------------------------------------------------------------------------
Total                                                                            $     3,851,693  $     3,548,333
====================================================================================================================

16.  Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                               2007                      2006                      2005
                                    --------------------------------------------------------------------------------
                                                      Net of                     Net of                   Net of
                Type                     Gross       Loading       Gross        Loading      Gross       Loading
--------------------------------------------------------------------------------------------------------------------
Ordinary new business                $        23  $        20  $        71  $        60  $       345  $       195
Ordinary renewal                           4,838        4,430        5,221        4,785        5,011        8,213
--------------------------------------------------------------------------------------------------------------------
Totals                               $     4,861  $     4,450  $     5,292  $     4,845  $     5,356  $     8,408
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

17.  Separate Accounts

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
    Premiums, considerations or deposits                            $      480,315  $      605,460  $      613,898
--------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
    Fair value                                                      $    3,604,435  $    3,285,850
====================================================================================================

Reserves by withdrawal characteristic:
Subject to discretionary withdrawal
    At book value without fair value adjustment and with current
     surrender charge of 5% or more                                 $      418,760  $      696,736
    At fair value                                                          976,074         792,670
    At book value without adjustment (minimal or no charge)              2,208,875       1,796,444
----------------------------------------------------------------------------------------------------
Sub-total                                                           $    3,603,709  $    3,285,850
Not subject to discretionary withdrawal                                        726               -
----------------------------------------------------------------------------------------------------
Total                                                               $    3,604,435  $    3,285,850
====================================================================================================

--------------------------------------------------------------------------------------------------------------------
Reconciliation of net transfers to (from) separate accounts at December 31:
Transfers as reported in the statutory statement of operations of the separate accounts annual statement:
    Transfers to separate accounts                                  $      480,315  $      458,918  $      265,126
    Transfers from separate accounts                                      (447,861)       (324,135)       (335,397)
--------------------------------------------------------------------------------------------------------------------
    Net transfers to (from) separate accounts                               32,454         134,783         (70,271)
--------------------------------------------------------------------------------------------------------------------
Net transfers as reported in the statutory statements of            $       32,454  $      134,783  $      (70,271)
  operations of the Company
Correction of error (see Note 20)                                                -          45,953          53,227
--------------------------------------------------------------------------------------------------------------------
    Net transfers                                                   $       32,454  $      180,736  $      (17,044)
====================================================================================================================

18.  EDP Equipment and Software

Electronic data processing ("EDP") equipment and operating and nonoperating software consisted of the following at December 31:
                                                                                         2007            2006
--------------------------------------------------------------------------------------------------------------------
Electronic data processing equipment                                                 $       12,289 $       12,156
Operating system software                                                                     3,868          3,198
Nonoperating system software                                                                 18,468         13,673
--------------------------------------------------------------------------------------------------------------------
    Subtotal                                                                                 34,625         29,027
Accumulated depreciation                                                                    (26,731)       (25,605)
--------------------------------------------------------------------------------------------------------------------
Balance, net                                                                         $        7,894 $        3,422
====================================================================================================================

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

18.  EDP Equipment and Software, (continued)

EDP equipment and operating software included in data processing and other admitted assets are $3,167 and $2,419 at December 31, 2007 and 2006, respectively.

Depreciation expense related to EDP equipment and operating and nonoperating software totaled $2,948, $2,956 and $3,413 for the year ended December 31, 2007, 2006 and 2005, respectively.

19. Reconciliation of Statutory Net Income and Surplus to GAAP Net Income and Equity

As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Department. These practices differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile statutory net income to GAAP net income and statutory surplus to GAAP equity.

                                                                         2007            2006            2005
--------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                    $       77,665  $       70,645  $       68,091
Insurance reserves                                                           3,751           2,777           4,631
Deferred policy acquisition costs                                           (4,196)         15,657             241
Deferred income taxes and other tax reclassifications                            6          (5,287)         19,140
Statutory investment reserves                                                 (463)           (437)          1,043
Goodwill amortization                                                        1,080           1,079           1,080
Earnings of subsidiaries                                                     4,887           2,561          (5,353)
Other                                                                        5,231             456            (805)
--------------------------------------------------------------------------------------------------------------------
GAAP net income                                                     $       87,961  $       87,451  $       88,068
====================================================================================================================

                                                                         2007            2006           2005
--------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                       $      878,120  $      814,236  $      757,631
Insurance reserves                                                        (107,633)       (121,757)       (119,484)
Deferred policy acquisition costs                                          262,741         272,602         254,014
Deferred income taxes                                                      (58,652)        (62,809)        (58,679)
Valuation of investments                                                    (5,545)        (13,420)         (2,580)
Statutory investment reserves                                               70,926          65,242          73,155
Goodwill                                                                    (4,587)         (5,667)         (6,746)
Subsidiary equity                                                           13,474             974         (30,076)
Statutory non-admitted assets                                               54,618          47,807          48,321
Post retirement and pension benefit obligations                            (21,490)              -               -
Other                                                                       (3,185)          5,736            (518)
--------------------------------------------------------------------------------------------------------------------
GAAP equity                                                         $    1,078,787  $    1,002,944  $      915,038
====================================================================================================================

20.  Correction of Errors

Subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that there was an error in the calculation of reinsurance assumed reserves and reinsurance ceded premium income on term life products with one reinsurer. As a result, unassigned surplus and net income as reported in the Company's statutory financial statements and its statutory filing with the Department at December 31, 2006 were overstated by $1,292, net of taxes of $696. As the amount is not material to the prior year financial statements, in accordance with SSAP No. 3, "Accounting Changes and Corrections of Errors", it is recorded in unassigned surplus during the year ended December 31, 2007.

AMERITAS LIFE INSURANCE CORP.

NOTES TO THE STATUTORY FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005
(in thousands)
--------------------------------------------------------------------------------

20.  Correction of Errors, (continued)

In addition, subsequent to the issuance of the Company's 2006 statutory financial statements, the Company's management determined that certain group annuity products should have been accounted for as life contracts rather than deposit-type contracts. As a result, the statutory statement of admitted assets, liabilities, and surplus at December 31, 2006 has been restated to classify $436,866 as policy reserves rather than deposit-type funds. The statutory statements of operations for the years ended December 31, 2006 and 2005 have been restated to reflect premium income, benefits to policyowners, change in policy reserves and net premiums transferred to separate accounts on a gross basis. A summary of the impact of the restatement on the statutory statements of operations for the years ended December 31, 2006 and 2005 is presented in the following table:

-------------------------------------------------------------------------------------------------------------------
                                                              Financial                              Financial
                                                           Statement, Prior       Correction        Statement, as
                                                            to Restatement         of Error           Restated
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2006
Income
   Premium income                                       $      953,293        $      171,264      $    1,124,557
   Total income                                              1,136,884               171,264           1,308,148
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    793,688               108,400             902,088
   Change in policy reserves                                   (75,217)               16,911             (58,306)
   Net premiums transferred to (from) separate
     accounts                                                  134,783                45,953             180,736
   Total expenses                                            1,050,735               171,264           1,221,999
-------------------------------------------------------------------------------------------------------------------
 Net income                                             $       70,645        $            -      $       70,645
-------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005
Income
   Premium income                                       $      744,464        $      189,694      $      934,158
   Total income                                                936,646               189,694           1,126,340
-------------------------------------------------------------------------------------------------------------------
Expenses
   Benefits to policyowners                                    756,086               103,269             859,355
   Change in policy reserves                                   (43,869)               33,198             (10,671)
   Net premiums transferred to (from) separate
     accounts                                                  (70,271)               53,227             (17,044)
   Total expenses                                              776,156               189,694           1,038,897
-------------------------------------------------------------------------------------------------------------------
Net income                                              $       68,091        $            -      $       68,091
-------------------------------------------------------------------------------------------------------------------

There was no impact to total assets, total liabilities, surplus or net income in 2006 or 2005.

                  PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of the subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA and Ameritas Life Insurance Corp. are filed in Part B. They include:

     Subaccounts of Ameritas Life Insurance Corp. Separate Account LLVA:
         Report of Deloitte & Touche LLP, independent registered public accounting firm.
         Statements of Net Assets as of December 31, 2007.
         Statements of Operations for the period ended December 31, 2007. Statements of Changes in Net Assets for the periods ended December 31, 2007 and 2006.
         Notes to Financial Statements for the periods ended December 31, 2007 and 2006.

     Ameritas Life Insurance Corp.:
         Report of Deloitte & Touche LLP, independent auditors.
         Statutory Statements of Admitted Assets, Liabilities, and Surplus as of December 31, 2007 and 2006
         Statutory Statements of Operations for the years ended December 31, 2007, 2006 and 2005.
         Statutory Statements of Changes in Surplus for the years ended December 31, 2007, 2006 and 2005.
         Statutory Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005.
         Notes to the Statutory Financial Statements for the years ended December 31, 2007, 2006 and 2005.

All schedules of Ameritas Life Insurance Corp. for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Statutory Financial Statements and therefore have been omitted.

There are no financial statements included in Part A or Part C.

Item 24.  Financial Statements and Exhibits

     b)    Exhibits

     Exhibit
     Number              Description of Exhibit

     (1)        Resolution of Board of Directors of Ameritas Life Insurance
                Corp. Establishing Ameritas Life Insurance Corp. Separate
                Account LLVA.  (1)
     (2)        Custody Agreements.  Not applicable.
     (3) (a)    Principal Underwriting Agreement.  (2)
     (3) (b)    Form of Selling Agreement.  (2)
     (4)        Form of Variable Annuity Contract.  (3)
     (5)        Form of Application for Variable Annuity Contract.  (4)
     (6) (a)    Certificate of Incorporation of Ameritas Life Insurance Corp.(1)
     (6) (b)    Bylaws of Ameritas Life Insurance Corp.  (5)
     (7)        Reinsurance Agreements.  Not Applicable.
     (8) (a)    Form of Participation Agreement - ProFunds.  (4)
     (9)        Opinion and consent of Robert G. Lange.
     (10)       Consents of Independent Auditors and Independent Registered
                Public Accounting Firm.
     (11)       Omitted Financial Statements. Not Applicable
     (12)       Initial capital Agreements. Not applicable.
     (13)       Powers of Attorney.  (6)


Footnotes:
1. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on June 7, 1996.

2. Incorporated by reference to the Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on October 3, 1996.

3. Incorporated by reference to the initial registration statement for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed on January 14, 2005.

4. Incorporated by reference to Pre-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-120972), filed on March 22, 2005.

5. Incorporated by reference to Post-Effective Amendment No. 4 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-05529), filed on February 26, 1999.

6. Incorporated by reference to Post-Effective Amendment No. 1 for Ameritas Life Insurance Corp. Separate Account LLVA (File No. 333-122109), filed February 28, 2006.

Item 25.   Directors and Officers of the Depositor

           Name and Principal
           Business Address *               Position and Offices with Depositor
           ------------------               -----------------------------------
           Lawrence J. Arth                 Director, Chairman
           JoAnn M. Martin                  Director, President & Chief Executive Officer
           James P. Abel                    Director
           William W. Cook, Jr.             Director
           Bert A. Getz                     Director
           James R. Knapp                   Director
           Tonn M. Ostergard                Director
           Paul C. Schorr, III              Director
           Winston J. Wade                  Director
           Robert C. Barth                  Senior Vice President, Controller, & Chief Accounting Officer
           Jan M. Connolly                  Senior Vice President & Corporate Secretary
           Nancy A. Dalessio                Senior Vice President & Chief Information Officer
           Raymond M. Gilbertson            Vice President, Corporate Compliance
           Arnold D. Henkel                 Senior Vice President, Individual Distribution
           Dale D. Johnson                  Senior Vice President and Corporate Actuary
           Robert P. Kocher                 Senior Vice President, Strategic Thinking
           Robert G. Lange                  Vice President, General Counsel & Assistant Secretary
           William W. Lester                Senior Vice President, Investments & Treasurer
           Kevin W. O'Toole                 Senior Vice President
           Mitchell F. Politzer             Senior Vice President, Ameritas Direct
           Robert-John H. Sands             Senior Vice President
           Janet L. Schmidt                 Senior Vice President, Human Resources
           Steven J. Valerius               Senior Vice President
           Kenneth L. VanCleave             Senior Vice President, Group Division

* Principal business address: Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 26. Organizations under common control with the depositor include:

Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company

     Ameritas Holding Company (NE).....................................stock insurance holding company

         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by Ameritas Life Insurance
                                                                       Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans

         The Union Central Life Insurance Company (OH).................life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc. (DE).....pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser


Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 27. Number of Contract Owners

As of March 31, 2008, there were 542 qualified contracts and 3,350 non-qualified contracts in the Separate Account.


Item 28.     Indemnification

Ameritas Life Insurance Corp.'s By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriter

a) Ameritas Investment Corp. ("AIC") which serves as the principal underwriter for the variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA, also serves as the principal underwriter for variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, First Ameritas Variable Annuity Separate Account, and Carillon Account and for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL, Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, First Ameritas Variable Life Separate Account, and Carillon Life Account.

b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           and Underwriter
          JoAnn M. Martin*                           Director & Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary & General Counsel
          Bruce D. Lefler****                        Senior Vice President, Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary
          Michael M. Van Horne***                    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

c) Commissions Received by Each Principal Underwriter from the Registrant during the Registrant's Last Fiscal Year:

     ----------------------- -------------------- --------------------- -------------------- --------------------
              (1)                    (2)                  (3)                   (4)                  (5)
                              Net Underwriting
       Name of Principal        Discounts and        Compensation on          Brokerage
          Underwriter            Commissions            Redemption           Commissions         Compensation
     ----------------------- -------------------- --------------------- -------------------- --------------------
      Ameritas Investment          $62,507                 $0                   $0                   $0
         Corp. ("AIC")
     ----------------------- -------------------- --------------------- -------------------- --------------------

         (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
         (3) = Sales compensation received and paid out by AIC as underwriter; AIC retains 0.
         (4) = Sales compensation received by AIC for retail sales.
         (5) = Sales compensation received by AIC and retained as underwriting fee.

Item 30.  Location of Separate Account and Records

The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

(e) Ameritas Life Insurance Corp. represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, Ameritas Life Insurance Corp. Separate Account LLVA, certifies that this Post-Effective Amendment No. 5 to Registration Statement Number 333-122109 meets all the requirements of effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 18th day of April, 2008.

                 AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA, Registrant
                                        AMERITAS LIFE INSURANCE CORP., Depositor


                                                   By:      Lawrence J. Arth*
                                                       ------------------------
                                                             Chairman

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2008.

     SIGNATURE                              TITLE

     Lawrence J. Arth *                 Director, Chairman
     JoAnn M. Martin *                  Director, President & Chief Executive Officer
     James P. Abel *                    Director
     William W. Cook, Jr. *             Director
     Bert A. Getz *                     Director
     James R. Knapp *                   Director
     Tonn M. Ostergard *                Director
     Paul C. Schorr, III *              Director
     Winston J. Wade *                  Director
     Robert C. Barth *                  Senior Vice President, Controller, & Chief Accounting Officer
     Jan M. Connolly**                  Senior Vice President & Corporate Secretary
     William W. Lester *                Senior Vice President, Investments & Treasurer

    /s/ Robert G. Lange
--------------------------
        Robert G. Lange                 Vice President, General Counsel & Assistant Secretary



* Signed by Robert G. Lange under Powers of Attorney executed effective as of February 24, 2006.
** Signed by Robert G. Lange under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

         Exhibit

            9    Opinion and Consent of Robert G. Lange

            10   Consents of Independent Auditors
                 and Independent Registered Public Accounting Firm

            13   Powers of Attorney